UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01136

SECURITY EQUITY FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SECURITY EQUITY FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

MARCH 31, 2012

GUGGENHEIM FUNDS

SEMI-ANNUAL REPORT

FUNDAMENTAL ALPHA

LARGE CAP CORE FUND

ALL CAP VALUE FUND

MID CAP VALUE FUND

MID CAP VALUE INSTITUTIONAL FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

LARGE CAP CONCENTRATED GROWTH FUND

MSCI EAFE EQUAL WEIGHT FUND

OPPORTUNISTIC

ALPHA OPPORTUNITY FUND

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  1

LETTER TO OUR SHAREHOLDERS

Dear Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended March 31, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to the highest levels in four years or more. But the mood grew more cautious late in the period after the Federal Reserve (the “Fed”) expressed views that continued weakness in housing and employment may pose a risk to the strength of the recovery.

U.S. equities began the period rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for 2011 in early October, improving U.S. economic data and European Central Bank’s injections of three-year loans into the continent’s banking system helped markets make up lost ground, which carried over into a strong first quarter of 2012.

Among the upbeat U.S. economic reports in recent months: more than 600,000 jobs have been added since the beginning of 2012; house prices have fallen enough to start to spur demand, lifting sales and new construction; and the U.S. GDP expanded at an annual rate of 3% in the fourth quarter of 2011, its strongest rate in a year and a half. Consumer confidence climbed in March to its highest level in a year.

While acknowledging the good news, the Fed warned that policymakers cannot be sure the recent pace of improvement will be sustained unless growth picks up. To foster growth, the Fed has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers. Consumer spending remains sluggish, and lackluster forecasts for first-quarter corporate profits were a reminder that the economic recovery remains fragile.

The world’s leading central bankers have continued to take steps to recharge the global economy. Greece’s debt restructuring enabled a new international bailout, while an injection of liquidity from the European Central Bank lessened financial stresses across the continent and contributed to improvement in global financial markets. However, March manufacturing gauges indicated that the eurozone has entered a period of economic contraction, meaning that policy makers may need to do more to revive economic growth across the region. The Bank of England and the Bank of Japan have also increased asset-buying programs. In China, recent strong factory data eased fears that a hard landing could wreak havoc on the global economy. The country cut its annual growth target to 7.5%, as its policymakers are trying to shift the country away from investment and exports and to greater domestic consumption.

Improvement in the U.S. economy is luring investors from ultra-safe, but often low-yielding assets. Falling U.S. Treasury bond prices, for example, boosted yields from a 70-year low last fall to a recent range of around 2% for the 10-year note. After outperforming equities for much of the past decade, and drawing heavy asset flows, many analysts are cautious about certain fixed-income sectors, particularly government debt, as the economy improves and the potential grows for a rise in interest rates. Investment-grade and higher-yielding corporates, however, are expected to continue to outperform.

Likewise, commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, with the price of a barrel of oil surging from last October’s $77 to a peak of $113 in late February. Investors also have been shifting out of gold to assets with greater return potential; after peaking at nearly $2,000 last summer, the price per ounce has fallen back to around $1,600.

2  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President, Guggenheim Funds

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2011 and ending March 31, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]

Large Cap Core Fund
A-Class	1.39%	27.19%	$1,000.00	$1,271.90	$7.89
B-Class	2.37%	26.52%	1,000.00	1,265.20	13.42
C-Class	2.19%	26.67%	1,000.00	1,266.70	12.41
Institutional Class[4]	1.59%	2.35%	1,000.00	1,023.50	1.32

All Cap Value Fund
A-Class	1.27%	26.04%	1,000.00	1,260.40	7.18
C-Class	2.02%	25.48%	1,000.00	1,254.80	11.39
Institutional Class	1.02%	26.15%	1,000.00	1,261.50	5.77

Mid Cap Value Fund
A-Class	1.44%	24.99%	1,000.00	1,249.90	8.10
B-Class	2.24%	24.48%	1,000.00	1,244.80	12.57
C-Class	2.18%	24.57%	1,000.00	1,245.70	12.24

Mid Cap Value Institutional Fund	0.90%	25.18%	1,000.00	1,251.80	5.07

Small Cap Growth Fund
A-Class	2.23%	32.33%	1,000.00	1,323.30	12.95
B-Class	3.38%	31.58%	1,000.00	1,315.80	19.57
C-Class	2.97%	31.84%	1,000.00	1,318.40	17.21
Institutional Class[4]	2.36%	0.51%	1,000.00	1,005.10	1.94

Small Cap Value Fund
A-Class	1.30%	34.12%	1,000.00	1,341.20	7.61
C-Class	2.05%	33.69%	1,000.00	1,336.90	11.98
Institutional Class	1.05%	34.34%	1,000.00	1,343.40	6.15

Large Cap Concentrated Growth Fund
A-Class	1.35%	27.84%	1,000.00	1,278.40	7.69
B-Class	2.10%	27.53%	1,000.00	1,275.30	11.95
C-Class	2.10%	27.56%	1,000.00	1,275.60	11.95
Institutional Class[4]	1.09%	2.94%	1,000.00	1,029.40	0.91

MSCI EAFE Equal Weight Fund
A-Class	1.61%	13.05%	1,000.00	1,130.50	8.58
B-Class[5]	1.36%	13.21%	1,000.00	1,132.10	7.25
C-Class	2.36%	12.73%	1,000.00	1,127.30	12.55
Institutional Class	1.34%	12.39%	1,000.00	1,123.90	7.12

Alpha Opportunity Fund[6]
A-Class	2.22%	32.28%	1,000.00	1,322.80	12.89
B-Class	2.96%	31.75%	1,000.00	1,317.50	17.15
C-Class	2.97%	31.75%	1,000.00	1,317.50	17.21
Institutional Class	1.97%	32.45%	1,000.00	1,324.50	11.45

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

Large Cap Core Fund
A-Class	1.39%	5.00%	$1,000.00	$1,018.05	$7.01
B-Class	2.37%	5.00%	1,000.00	1,013.15	11.93
C-Class	2.19%	5.00%	1,000.00	1,014.05	11.03
Institutional Class[4]	1.59%	5.00%	1,000.00	1,017.05	8.02

All Cap Value Fund
A-Class	1.27%	5.00%	1,000.00	1,018.65	6.41
C-Class	2.02%	5.00%	1,000.00	1,014.90	10.18
Institutional Class	1.02%	5.00%	1,000.00	1,019.90	5.15

Mid Cap Value Fund
A-Class	1.44%	5.00%	1,000.00	1,017.80	7.26
B-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
C-Class	2.18%	5.00%	1,000.00	1,014.10	10.98

Mid Cap Value Institutional Fund	0.90%	5.00%	1,000.00	1,020.50	4.55

Small Cap Growth Fund
A-Class	2.23%	5.00%	1,000.00	1,013.85	11.23
B-Class	3.38%	5.00%	1,000.00	1,008.10	16.97
C-Class	2.97%	5.00%	1,000.00	1,010.15	14.93
Institutional Class[4]	2.36%	5.00%	1,000.00	1,013.20	11.88

Small Cap Value Fund
A-Class	1.30%	5.00%	1,000.00	1,018.50	6.56
C-Class	2.05%	5.00%	1,000.00	1,014.75	10.33
Institutional Class	1.05%	5.00%	1,000.00	1,019.75	5.30

Large Cap Concentrated Growth Fund
A-Class	1.35%	5.00%	1,000.00	1,018.25	6.81
B-Class	2.10%	5.00%	1,000.00	1,014.50	10.58
C-Class	2.10%	5.00%	1,000.00	1,014.50	10.58
Institutional Class[4]	1.09%	5.00%	1,000.00	1,019.55	5.50

MSCI EAFE Equal Weight Fund
A-Class	1.61%	5.00%	1,000.00	1,016.95	8.12
B-Class[5]	1.36%	5.00%	1,000.00	1,018.20	6.86
C-Class	2.36%	5.00%	1,000.00	1,013.20	11.88
Institutional Class	1.34%	5.00%	1,000.00	1,018.30	6.76

Alpha Opportunity Fund[6]
A-Class	2.22%	5.00%	1,000.00	1,013.90	11.18
B-Class	2.96%	5.00%	1,000.00	1,010.20	14.88
C-Class	2.97%	5.00%	1,000.00	1,010.15	14.93
Institutional Class	1.97%	5.00%	1,000.00	1,015.15	9.92

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2011 to March 31, 2012.
[4]

Since the commencement of operations: March 1, 2012. Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios. Expenses paid based on actual fund return are calculated using 30 days from the commencement of operations. Expenses paid based on the hypothetical 5% return are calculated using 183 days.

[5]	B-Class shares did not charge 12b-1 fees during the period.
[6]

This ratio represents annualized net expenses, which includes interest and dividend expense related to securities sold short. Excluding short dividend and prime broker interest expense, the operating expense ratio would be 0.11%, 0.10%, 0.11%, and 0.11% lower for the A-Class, B-Class, C-Class, and Institutional Class, respectively.

6  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2012

LARGE CAP CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 10, 1962
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)

Wells Fargo & Co.	3.3%
CVS Caremark Corp.	3.2%
Apple, Inc.	3.1%
Covidien plc	2.7%
Exxon Mobil Corp.	2.3%
Microsoft Corp.	2.2%
Google, Inc. — Class A	2.2%
Broadcom Corp. — Class A	2.0%
Anadarko Petroleum Corp.	1.9%
Caterpillar, Inc.	1.8%

Top Ten Total	24.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
LARGE CAP CORE FUND

	SHARES	VALUE
COMMON STOCKS†—94.7%

Information Technology—21.0%
Apple, Inc.*	10,315	$6,183,532
Microsoft Corp.	136,300	4,395,675
Google, Inc. — Class A*	6,745	4,325,164
Broadcom Corp. — Class A*	97,800	3,843,540
Autodesk, Inc.*	84,790	3,588,313
EMC Corp.*	117,100	3,498,948
Nuance Communications, Inc.*	124,900	3,194,942
Western Union Co.	155,900	2,743,840
TE Connectivity Ltd.	66,700	2,451,225
Computer Sciences Corp.	70,200	2,101,788
Cisco Systems, Inc.	86,900	1,837,935
Hewlett-Packard Co.	63,816	1,520,735
Visa, Inc. — Class A	12,100	1,427,800

Total Information Technology		41,113,437

Consumer Discretionary—14.6%
Chipotle Mexican Grill, Inc. — Class A*	8,235	3,442,229
Home Depot, Inc.	68,400	3,441,204
Yum! Brands, Inc.	47,950	3,413,081
TJX Companies, Inc.	85,770	3,405,927
Walt Disney Co.	75,400	3,301,012
Comcast Corp. — Class A	105,600	3,169,056
Las Vegas Sands Corp.	54,750	3,151,958
Lowe’s Companies, Inc.	72,000	2,259,360
Time Warner, Inc.	59,566	2,248,617
DeVry, Inc.	24,100	816,267

Total Consumer Discretionary		28,648,711

Industrials—14.3%
Caterpillar, Inc.	33,700	3,589,724
Cooper Industries plc	51,500	3,293,425
Precision Castparts Corp.	18,420	3,184,817
United Parcel Service, Inc. — Class B	39,140	3,159,381
Honeywell International, Inc.	51,390	3,137,360
Equifax, Inc.	59,300	2,624,618
URS Corp.	45,900	1,951,668
Republic Services, Inc. — Class A	61,700	1,885,552
United Technologies Corp.	21,000	1,741,740
GeoEye, Inc.*	63,411	1,526,303
Quanta Services, Inc.*	52,200	1,090,980
Parker Hannifin Corp.	11,100	938,505

Total Industrials		28,124,073

Energy—12.4%
Exxon Mobil Corp.	52,900	4,588,017
Anadarko Petroleum Corp.	47,400	3,713,315
National Oilwell Varco, Inc.	40,100	3,186,747
Chevron Corp.	28,940	3,103,526
Williams Companies, Inc.	76,100	2,344,641
McDermott International, Inc.*	163,590	2,095,588
Apache Corp.	17,665	1,774,273
Halliburton Co.	39,400	1,307,686

	SHARES	VALUE
ConocoPhillips	14,400	$1,094,544
Chesapeake Energy Corp.	35,400	820,218
WPX Energy, Inc.*	25,366	456,842

Total Energy		24,485,397

Financials—12.2%
Wells Fargo & Co.	190,878	6,516,574
Aon plc	58,700	2,879,822
U.S. Bancorp	83,626	2,649,272
MetLife, Inc.	64,410	2,405,714
Berkshire Hathaway, Inc. — Class A*	16	1,950,399
JPMorgan Chase & Co.	41,770	1,920,585
Allstate Corp.	49,800	1,639,416
BB&T Corp.	51,212	1,607,545
State Street Corp.	27,900	1,269,450
Progressive Corp.	53,000	1,228,540

Total Financials		24,067,317

Health Care—7.5%
Covidien plc	98,650	5,394,181
Aetna, Inc.	68,300	3,425,928
Mylan, Inc.*	136,850	3,209,133
UnitedHealth Group, Inc.	20,700	1,220,058
Forest Laboratories, Inc.*	33,800	1,172,522
Medco Health Solutions, Inc.*	4,275	300,533

Total Health Care		14,722,355

Consumer Staples—7.3%
CVS Caremark Corp.	139,350	6,242,880
Estee Lauder Companies, Inc. — Class A	54,470	3,373,872
Wal-Mart Stores, Inc.	27,700	1,695,240
Kraft Foods, Inc. — Class A	43,100	1,638,231
Bunge Ltd.	14,900	1,019,756
Costco Wholesale Corp.	5,200	472,160

Total Consumer Staples		14,442,139

Materials—3.7%
EI du Pont de Nemours & Co.	60,200	3,184,580
Dow Chemical Co.	59,300	2,054,152
CF Industries Holdings, Inc.	11,130	2,032,895

Total Materials		7,271,627

Utilities—1.3%
Edison International	61,800	2,627,118

Telecommunication Services—0.4%
Windstream Corp.	75,500	884,105

Total Common Stocks (Cost $158,965,988)		186,386,279

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
LARGE CAP CORE FUND

	SHARES	VALUE
EXCHANGE TRADED FUNDS† — 1.1%
iShares Russell 1000 Value Index Fund	29,500	$2,067,065

Total Exchange Traded Funds (Cost $1,774,275)		2,067,065

Total Investments—95.8% (Cost $160,740,263)		$188,453,344

Other Assets & Liabilities, net—4.2%		8,243,288

Total Net Assets—100.0%		$196,696,632

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

LARGE CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $160,740,263)	$188,453,344
Cash	6,765,877
Prepaid expenses	42,031
Receivables:
Securities sold	3,940,726
Dividends	174,789
Fund shares sold	12,770

Total assets	199,389,537

LIABILITIES:
Payable for:
Securities purchased	2,315,841
Management fees	123,645
Fund shares redeemed	101,189
Distribution and service fees	45,892
Transfer agent/maintenance fees	30,775
Fund accounting/administration fees	15,662
Miscellaneous	59,901

Total liabilities	2,692,905

NET ASSETS	$196,696,632

NET ASSETS CONSIST OF:
Paid in capital	$184,486,643
Accumulated net investment loss	(12,848)
Accumulated net realized loss on investments	(15,490,244)
Net unrealized appreciation on investments	27,713,081

Net assets	$196,696,632

A-CLASS:
Net assets	$189,292,563
Capital shares outstanding	8,874,585
Net asset value per share	$21.33

Maximum offering price per share (Net asset value divided by 95.25%)	$22.39

B-CLASS:
Net assets	$5,523,843
Capital shares outstanding	318,932
Net asset value per share	$17.32

C-CLASS:
Net assets	$1,869,992
Capital shares outstanding	99,708
Net asset value per share	$18.75

INSTITUTIONAL CLASS:
Net assets	$10,234
Capital shares outstanding	480
Net asset value per share	$21.32

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$1,477,160
Interest	324

Total investment income	1,477,484

EXPENSES:
Management fees	686,475
Transfer agent/maintenance fees
A-Class	189,355
B-Class	12,099
C-Class	2,351
Institutional Class	5
Distribution and service fees:
A-Class	219,818
B-Class	27,206
C-Class	8,813
Fund accounting/administration fees	86,952
Directors’ fees*	7,090
Custodian fees	4,777
Miscellaneous	58,206

Total expenses	1,303,147

Net investment income	174,337

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,252,382
Options written	21,832

Net realized gain	3,274,214

Net change in unrealized appreciation (depreciation) on:
Investments	39,861,634
Options written	(4,934)

Net change in unrealized appreciation (depreciation)	39,856,700

Net realized and unrealized gain	43,130,914

Net increase in net assets resulting from operations	$43,305,251

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$174,337	$54,220
Net realized gain on investments	3,274,214	15,933,509
Net change in unrealized appreciation (depreciation) on investments	39,856,700	(21,397,112)

Net increase (decrease) in net assets resulting from operations	43,305,251	(5,409,383)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(200,269)	(546,823)

Total distributions to shareholders	(200,269)	(546,823)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	2,316,519	9,715,889
B-Class	64,695	1,180,154
C-Class	67,172	177,237
Institutional Class[1]	10,000	—
Distributions reinvested
A-Class	187,681	502,041
Cost of shares redeemed
A-Class	(10,863,212)	(22,520,161)
B-Class	(933,237)	(2,775,354)
C-Class	(211,113)	(716,944)
Institutional Class[1]	—	—

Net decrease from capital share transactions	(9,361,495)	(14,437,138)

Net increase (decrease) in net assets	33,743,487	(20,393,344)

NET ASSETS:
Beginning of period	162,953,145	183,346,489

End of period	$196,696,632	$162,953,145

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(12,848)	$13,084

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class[2]	120,481	493,303
B-Class[2]	4,240	73,162
C-Class[2]	4,085	10,210
Institutional Class[1]	480	—
Shares issued from reinvestment of distributions
A-Class[2]	10,200	26,342
Shares redeemed
A-Class[2]	(559,429)	(1,144,274)
B-Class[2]	(59,461)	(172,978)
C-Class[2]	(12,441)	(40,853)
Institutional Class[1]	—	—

Net decrease in shares	(491,845)	(755,088)

[1]	Since the commencement of operations: March 1, 2012.
[2]	The share activity for the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

LARGE CAP CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]	Year Ended September 30, 2009[f]	Year Ended September 30, 2008[f]	Year Ended September 30, 2007[f]
Per Share Data
Net asset value, beginning of period	$16.79	$17.56	$16.20	$17.04	$27.36	$27.40

Income (loss) from investment operations:
Net investment income[b]	.02	.01	.04	.04	.04	— [c]
Net gain (loss) on investments (realized and unrealized)	4.54	(.74)	1.32	(.80)	(6.44)	2.76

Total from investment operations	4.56	(.73)	1.36	(.76)	(6.40)	2.76

Less distributions from:
Net investment income	(.02)	(.04)	—	(.04)	—	—
Net realized gains	—	—	—	—	(3.88)	(2.80)
Return of capital	—	—	—	(.04)	(.04)	—

Total distributions	(.02)	(.04)	—	(.08)	(3.92)	(2.80)

Net asset value, end of period	$21.33	$16.79	$17.56	$16.20	$17.04	$27.36

Total Return[d]	27.19%	(4.11%)	8.40%	(4.32%)	(26.12%)	10.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$189,293	$156,232	$174,371	$175,404	$205,908	$322,850

Ratios to average net assets:
Net investment income	0.23%	0.06%	0.31%	0.28%	0.15%	0.02%
Total expenses[g]	1.39%	1.35%	1.43%	1.49%	1.36%	1.34%

Portfolio turnover rate	56%	92%	100%	69%	111%	20%

B-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]	Year Ended September 30, 2009[f]	Year Ended September 30, 2008[f]	Year Ended September 30, 2007[f]
Per Share Data
Net asset value, beginning of period	$13.69	$14.40	$13.36	$14.12	$23.56	$24.16

Income (loss) from investment operations:
Net investment loss[b]	(.06)	(.11)	(.08)	(.04)	(.12)	(.16)
Net gain (loss) on investments (realized and unrealized)	3.69	(.60)	1.12	(.68)	(5.40)	2.36

Total from investment operations	3.63	(.71)	1.04	(.72)	(5.52)	2.20

Less distributions from:
Net realized gains	—	—	—	—	(3.88)	(2.80)
Return of capital	—	—	—	(.04)	(.04)	—

Total distributions	—	—	—	(.04)	(3.92)	(2.80)

Net asset value, end of period	$17.32	$13.69	$14.40	$13.36	$14.12	$23.56

Total Return[d]	26.52%	(4.93%)	7.78%	(4.96%)	(26.69%)	9.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,524	$5,121	$6,817	$7,784	$10,621	$19,928

Ratios to average net assets:
Net investment loss	(0.76%)	(0.70%)	(0.48%)	(0.46%)	(0.61%)	(0.74%)
Total expenses[g]	2.37%	2.10%	2.17%	2.24%	2.11%	2.09%

Portfolio turnover rate	56%	92%	100%	69%	111%	20%

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]	Year Ended September 30, 2009[f]	Year Ended September 30, 2008[f]	Year Ended September 30, 2007[f]
Per Share Data
Net asset value, beginning of period	$14.81	$15.56	$14.48	$15.24	$25.12	$25.56

Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.12)	(.08)	(.04)	(.12)	(.20)
Net gain (loss) on investments (realized and unrealized)	3.99	(.63)	1.16	(.68)	(5.84)	2.56

Total from investment operations	3.94	(.75)	1.08	(.72)	(5.96)	2.36

Less distributions from:
Net realized gains	—	—	—	—	(3.88)	(2.80)
Return of capital	—	—	—	(.04)	(.04)	—

Total distributions	—	—	—	(.04)	(3.92)	(2.80)

Net asset value, end of period	$18.75	$14.81	$15.56	$14.48	$15.24	$25.12

Total Return[d]	26.67%	(4.82%)	7.46%	(4.60%)	(26.79%)	9.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,870	$1,600	$2,158	$2,244	$2,915	$5,048

Ratios to average net assets:
Net investment loss	(0.58%)	(0.70%)	(0.44%)	(0.47%)	(0.60%)	(0.73%)
Total expenses[g]	2.19%	2.10%	2.18%	2.24%	2.11%	2.09%

Portfolio turnover rate	56%	92%	100%	69%	111%	20%

Institutional Class	Period Ended March 31, 2012[a,e]
Per Share Data
Net asset value, beginning of period	$20.84

Income (loss) from investment operations:
Net investment loss[b]	(—)[c]
Net gain on investments (realized and unrealized)	.48

Total from investment operations	.48

Net asset value, end of period	$21.32

Total Return[d]	2.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Ratios to average net assets:
Net investment loss	(0.08%)
Total expenses[g,h]	1.59%

Portfolio turnover rate	56%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]

Per share amounts for years ended September 30, 2007–September 30, 2010 and the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

[g]	Does not include expenses of the underlying funds in which the Funds invests.
[h]	Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	March 31, 2012

ALL CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 3, 2008
C-Class	October 3, 2008
Institutional Class	October 3, 2008

Ten Largest Holdings (% of Total Net Assets)
Equifax, Inc.	2.6%
TE Connectivity Ltd.	2.6%
Western Union Co.	2.5%
Wells Fargo & Co.	2.3%
Chevron Corp.	2.3%
Aon plc	2.1%
Aetna, Inc.	2.1%
Lowe’s Companies, Inc.	2.0%
CVS Caremark Corp.	2.0%
Berkshire Hathaway, Inc. — Class B	2.0%

Top Ten Total	22.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
ALL CAP VALUE FUND

	SHARES	VALUE
COMMON STOCKS†—95.0%

Financials—20.8%
Wells Fargo & Co.	2,390	$81,595
Aon plc	1,500	73,590
Berkshire Hathaway, Inc. — Class B*	880	71,412
U.S. Bancorp	1,950	61,776
BB&T Corp.	1,650	51,794
Allstate Corp.	1,500	49,380
JPMorgan Chase & Co.	1,010	46,440
Hanover Insurance Group, Inc.	1,094	44,985
American Financial Group, Inc.	1,050	40,509
WR Berkley Corp.	1,066	38,504
Progressive Corp.	1,400	32,452
State Street Corp.	700	31,850
Reinsurance Group of America, Inc. — Class A	419	24,918
Alleghany Corp.*	53	17,442
Employers Holdings, Inc.	719	12,733
Ocwen Financial Corp.*	813	12,708
RenaissanceRe Holdings Ltd.	140	10,602
Fifth Street Finance Corp.	990	9,662
Investors Real Estate Trust	900	6,921
Old National Bancorp	453	5,952
Endurance Specialty Holdings Ltd.	130	5,286
MGIC Investment Corp.*	415	2,058

Total Financials		732,569

Industrials—15.5%
Equifax, Inc.	2,065	91,396
GeoEye, Inc.*	2,527	60,825
Republic Services, Inc. — Class A	1,900	58,064
URS Corp.	1,350	57,402
United Technologies Corp.	590	48,935
Quanta Services, Inc.*	2,010	42,009
Parker Hannifin Corp.	330	27,902
Trex Company, Inc.*	829	26,594
Covanta Holding Corp.	1,510	24,507
Navigant Consulting, Inc.*	1,245	17,317
Aegion Corp. — Class A*	880	15,690
Saia, Inc.*	882	15,003
Orbital Sciences Corp.*	1,095	14,399
FTI Consulting, Inc.*	290	10,881
Atlas Air Worldwide Holdings, Inc.*	175	8,612
United Stationers, Inc.	254	7,882
DryShips, Inc.*	2,120	7,378
ICF International, Inc.*	199	5,049
General Cable Corp.*	110	3,199
Fortune Brands Home & Security, Inc.*	100	2,207

Total Industrials		545,251

Energy—13.9%
Chevron Corp.	760	81,501
Williams Companies, Inc.	1,960	60,388
McDermott International, Inc.*	4,648	59,541
Apache Corp.	570	57,251

	SHARES	VALUE
ConocoPhillips	660	$50,167
Halliburton Co.	1,069	35,480
Plains Exploration & Production Co.*	600	25,590
Gulfport Energy Corp.*	800	23,296
Chesapeake Energy Corp.	859	19,903
SandRidge Energy, Inc.*	2,234	17,492
Exxon Mobil Corp.	190	16,479
Resolute Energy Corp.*	1,200	13,656
Goodrich Petroleum Corp.*	713	13,561
WPX Energy, Inc.*	653	11,761
USEC, Inc.*	2,005	2,125
Ocean Rig UDW, Inc.*	15	254

Total Energy		488,445

Information Technology—13.1%
TE Connectivity Ltd.	2,450	90,038
Western Union Co.	5,040	88,704
Computer Sciences Corp.	2,243	67,155
Cisco Systems, Inc.	2,600	54,990
IXYS Corp.*	3,814	50,345
Hewlett-Packard Co.	1,880	44,800
Maxwell Technologies, Inc.*	1,679	30,776
Cree, Inc.*	470	14,866
Symmetricom, Inc.*	1,825	10,530
Power-One, Inc.*	2,092	9,519
Tessera Technologies, Inc.*	68	1,173

Total Information Technology		462,896

Consumer Discretionary—9.4%
Lowe’s Companies, Inc.	2,300	72,174
Time Warner, Inc.	1,587	59,909
Cabela’s, Inc.*	1,119	42,690
DeVry, Inc.	750	25,403
Penn National Gaming, Inc.*	570	24,499
Chico’s FAS, Inc.	1,600	24,160
Scholastic Corp.	440	15,523
Maidenform Brands, Inc.*	597	13,438
Apollo Group, Inc. — Class A*	300	11,592
Jack in the Box, Inc.*	480	11,506
Jones Group, Inc.	807	10,136
Brown Shoe Company, Inc.	1,063	9,811
Hanesbrands, Inc.*	300	8,862

Total Consumer Discretionary		329,703

Consumer Staples—7.0%
CVS Caremark Corp.	1,608	72,038
Wal-Mart Stores, Inc.	800	48,960
Kraft Foods, Inc. — Class A	1,260	47,893
Ralcorp Holdings, Inc.*	293	21,708
Bunge Ltd.	295	20,190
JM Smucker Co.	191	15,540
Hormel Foods Corp.	408	12,044
Darling International, Inc.*	340	5,923
Post Holdings, Inc.*	86	2,832

Total Consumer Staples		247,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
ALL CAP VALUE FUND

	SHARES	VALUE
Health Care—7.0%
Aetna, Inc.	1,449	$72,682
Covidien plc	1,038	56,758
UnitedHealth Group, Inc.	570	33,596
Mednax, Inc.*	324	24,096
Forest Laboratories, Inc.*	630	21,855
Community Health Systems, Inc.*	400	8,896
Universal Health Services, Inc. — Class B	210	8,801
Hologic, Inc.*	399	8,598
Medco Health Solutions, Inc.*	93	6,538
Kindred Healthcare, Inc.*	605	5,227

Total Health Care		247,047

Materials—4.7%
Dow Chemical Co.	1,656	57,364
Louisiana-Pacific Corp.*	2,800	26,180
Owens-Illinois, Inc.*	1,070	24,974
Sonoco Products Co.	521	17,297
Bemis Company, Inc.	394	12,722
HB Fuller Co.	352	11,556
Zoltek Companies, Inc.*	794	8,988
Globe Specialty Metals, Inc.	550	8,179

Total Materials		167,260

Utilities—2.9%
Edison International	1,480	62,916
Black Hills Corp.	500	16,765
Great Plains Energy, Inc.	497	10,074
Allete, Inc.	180	7,468
MDU Resources Group, Inc.	273	6,112

Total Utilities		103,335

Telecommunication Services—0.7%
Windstream Corp.	1,982	23,209

Total Common Stocks (Cost $2,828,445)		3,346,843

EXCHANGE TRADED FUNDS†—3.4%
iShares Russell 1000 Value Index Fund	870	60,961
iShares Russell Midcap Value Index Fund	1,200	57,756

Total Exchange Traded Funds (Cost $109,862)		118,717

Total Investments—98.4% (Cost $2,938,307)		$3,465,560

Other Assets & Liabilities, net—1.6%		56,599

Total Net Assets—100.0%		$3,522,159

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $2,938,307)	$3,465,560
Prepaid expenses	23,998
Receivables:
Securities sold	135,768
Investment advisor	5,396
Dividends	4,873
Fund shares sold	3,371

Total assets	3,638,966

LIABILITIES:
Overdraft due to custodian bank	57,771
Payable for:
Fund shares redeemed	43,451
Management fees	2,166
Distribution and service fees	1,628
Transfer agent/maintenance fees	713
Fund accounting/administration fees	294
Directors’ fees*	153
Miscellaneous	10,631

Total liabilities	116,807

NET ASSETS	$3,522,159

NET ASSETS CONSIST OF:
Paid in capital	$3,003,244
Undistributed net investment income	2,784
Accumulated net realized loss on investments	(11,122)
Net unrealized appreciation on investments	527,253

Net assets	$3,522,159

A-CLASS:
Net assets	$1,537,447
Capital shares outstanding	130,999
Net asset value per share	$11.74

Maximum offering price per share (Net asset value divided by 95.25%)	$12.33

C-CLASS:
Net assets	$1,605,771
Capital shares outstanding	140,118
Net asset value per share	$11.46

INSTITUTIONAL CLASS:
Net assets	$378,941
Capital shares outstanding	32,266
Net asset value per share	$11.74

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$28,377
Interest	6

Total investment income	28,383

EXPENSES:
Management fees	11,685
Transfer agent/maintenance fees
A-Class	2,370
C-Class	1,813
Institutional Class	328
Distribution and service fees:
A-Class	2,134
C-Class	6,419
Fund accounting/administration fees	1,586
Registration fees	18,202
Professional fees	3,150
Custodian fees	3,067
Printing expenses	2,967
Directors’ fees*	160
Miscellaneous	108

Total expenses	53,989
Less:
Expenses waived by Advisor	(28,390)

Net expenses	25,599

Net investment income	2,784

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	25,093
Options written	2,504

Net realized gain	27,597

Net change in unrealized appreciation (depreciation) on:
Investments	716,569
Options written	(116)

Net change in unrealized appreciation (depreciation)	716,453

Net realized and unrealized gain	744,050

Net increase in net assets resulting from operations	$746,834

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

ALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,784	$2,892
Net realized gain on investments	27,597	186,457
Net change in unrealized appreciation (depreciation) on investments	716,453	(392,697)

Net increase (decrease) in net assets resulting from operations	746,834	(203,348)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(1,457)	(2,929)
Institutional Class	(1,267)	(1,040)
Net realized gains
A-Class	(97,073)	(89,465)
C-Class	(65,107)	(51,878)
Institutional Class	(19,564)	(18,694)

Total distributions to shareholders	(184,468)	(164,006)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	601,052	509,310
C-Class	975,210	500,554
Institutional Class	373,000	23,672
Distributions reinvested
A-Class	98,113	92,394
C-Class	64,307	51,833
Institutional Class	20,830	19,734
Cost of shares redeemed
A-Class	(932,091)	(547,992)
C-Class	(686,130)	(166,421)
Institutional Class	(372,827)	(25,872)

Net increase from capital share transactions	141,464	457,212

Net increase in net assets	703,830	89,858

NET ASSETS:
Beginning of period	2,818,329	2,728,471

End of period	$3,522,159	$2,818,329

Undistributed net investment income at end of period	$2,784	$2,724

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	52,976	44,039
C-Class	89,297	42,478
Institutional Class	32,266	1,966
Shares issued from reinvestment of distributions
A-Class	9,544	7,993
C-Class	6,392	4,547
Institutional Class	2,026	1,706
Shares redeemed
A-Class	(81,597)	(46,034)
C-Class	(61,651)	(14,749)
Institutional Class	(32,251)	(2,076)

Net increase in shares	17,002	39,870

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Period Ended September 30, 2009[b]
Per Share Data
Net asset value, beginning of period	$9.91	$11.11	$10.21	$10.00

Income (loss) from investment operations:
Net investment income[c]	.02	.04	.03	.04
Net gain (loss) on investments (realized and unrealized)	2.47	(.61)	.89	.17

Total from investment operations	2.49	(.57)	.92	.21

Less distributions from:
Net investment income	(.01)	(.02)	(.02)	—
Net realized gains	(.65)	(.61)	—	—

Total distributions	(.66)	(.63)	(.02)	—

Net asset value, end of period	$11.74	$9.91	$11.11	$10.21

Total Return[d]	26.04%	(5.93%)	8.97%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,537	$1,487	$1,601	$1,319

Ratios to average net assets:
Net investment income	0.43%	0.31%	0.31%	0.51%
Total expenses[e]	2.99%	2.78%	3.71%	6.75%
Net expenses[f]	1.27%	1.27%	1.29%	1.35%

Portfolio turnover rate	17%	30%	55%	17%

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Period Ended September 30, 2009[b]
Per Share Data
Net asset value, beginning of period	$9.72	$10.97	$10.13	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(.02)	(.05)	(.04)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.41	(.59)	.88	.15

Total from investment operations	2.39	(.64)	.84	.13

Less distributions from:
Net realized gains	(.65)	(.61)	—	—

Total distributions	(.65)	(.61)	—	—

Net asset value, end of period	$11.46	$9.72	$10.97	$10.13

Total Return[d]	25.48%	(6.65%)	8.29%	1.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,606	$1,031	$809	$436

Ratios to average net assets:
Net investment loss	(0.32%)	(0.42%)	(0.41%)	(0.18%)
Total expenses[e]	3.73%	3.52%	4.47%	8.89%
Net expenses[f]	2.02%	2.02%	2.04%	2.10%

Portfolio turnover rate	17%	30%	55%	17%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

ALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Period Ended September 30, 2009[b]
Per Share Data
Net asset value, beginning of period	$9.93	$11.12	$10.24	$10.00

Income (loss) from investment operations:
Net investment income[c]	.04	.07	.06	.07
Net gain (loss) on investments (realized and unrealized)	2.46	(.62)	.88	.17

Total from investment operations	2.50	(.55)	.94	.24

Less distributions from:
Net investment income	(.04)	(.03)	(.06)	—
Net realized gains	(.65)	(.61)	—	—

Total distributions	(.69)	(.64)	(.06)	—

Net asset value, end of period	$11.74	$9.93	$11.12	$10.24

Total Return[d]	26.15%	(5.72%)	9.22%	2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$379	$300	$318	$291

Ratios to average net assets:
Net investment income	0.69%	0.56%	0.55%	0.81%
Total expenses[e]	2.65%	2.53%	3.48%	8.19%
Net expenses[f]	1.02%	1.02%	1.05%	1.10%

Portfolio turnover rate	17%	30%	55%	17%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 3, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2012

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
B-Class	May 1, 1997
C-Class	January 29, 1999

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	3.9%
Cabela’s, Inc.	3.5%
Computer Sciences Corp.	2.8%
WR Berkley Corp.	2.5%
American Financial Group, Inc.	2.4%
IXYS Corp.	2.3%
Owens-Illinois, Inc.	2.3%
Maxwell Technologies, Inc.	2.2%
Plains Exploration & Production Co.	2.2%
Chico’s FAS, Inc.	2.2%

Top Ten Total	26.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  21

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
MID CAP VALUE FUND

	SHARES	VALUE
COMMON STOCKS†—97.6%

Financials—20.2%
Hanover Insurance Group, Inc.	1,261,060	$51,854,788
WR Berkley Corp.	920,160	33,236,179
American Financial Group, Inc.	817,200	31,527,576
Reinsurance Group of America, Inc. — Class A	464,794	27,641,299
Alleghany Corp.*	71,350	23,481,285
Ocwen Financial Corp.*	1,024,654	16,015,342
RenaissanceRe Holdings Ltd.	177,000	13,404,210
MGIC Investment Corp.*	2,559,259	12,693,925
Lexington Realty Trust	1,207,800	10,858,122
Northern Trust Corp.	196,600	9,328,670
Employers Holdings, Inc.	500,300	8,860,313
Endurance Specialty Holdings Ltd.	177,930	7,234,634
Old National Bancorp	506,172	6,651,100
Fifth Street Finance Corp.	670,000	6,539,200
Investors Real Estate Trust	674,800	5,189,212
Redwood Trust, Inc.	300,127	3,361,422
First Marblehead Corp.*	889,247	1,084,881

Total Financials		268,962,158

Industrials—19.3%
Covanta Holding Corp.	1,789,150	29,037,905
GeoEye, Inc.*	1,078,226	25,952,900
Navigant Consulting, Inc.*	1,757,030	24,440,286
Quanta Services, Inc.*	1,087,600	22,730,840
Equifax, Inc.	450,800	19,952,408
Aegion Corp. — Class A*	931,600	16,610,428
URS Corp.	348,300	14,809,716
Orbital Sciences Corp.*	1,019,880	13,411,422
FTI Consulting, Inc.*	328,630	12,330,198
Trex Company, Inc.*	379,900	12,187,192
General Cable Corp.*	416,600	12,114,728
ICF International, Inc.*	437,700	11,104,449
DryShips, Inc.*	2,864,340	9,967,903
Saia, Inc.*	566,140	9,630,041
Babcock & Wilcox Co.*	358,370	9,228,028
Atlas Air Worldwide Holdings, Inc.*	140,944	6,935,854
United Stationers, Inc.	182,902	5,675,449
Fortune Brands Home & Security, Inc.*	121,500	2,681,505
Thermoenergy Corp.*	2,701,839	472,822

Total Industrials		259,274,074

Consumer Discretionary—13.6%
Cabela’s, Inc.*	1,225,353	46,747,216
Chico’s FAS, Inc.	1,936,110	29,235,261
Maidenform Brands, Inc.*	702,560	15,814,626
Scholastic Corp.	386,600	13,639,248
Penn National Gaming, Inc.*	313,770	13,485,835
Brown Shoe Company, Inc.	1,333,525	12,308,436
DeVry, Inc.	323,200	10,946,784
Jack in the Box, Inc.*	443,700	10,635,489
Hanesbrands, Inc.*	333,580	9,853,953
Apollo Group, Inc. — Class A*	236,000	9,119,040

	SHARES	VALUE
Jones Group, Inc.	583,443	$7,328,044
Smith & Wesson Holding Corp.*	406,606	3,151,197

Total Consumer Discretionary		182,265,129

Information Technology—10.6%
Computer Sciences Corp.	1,274,480	38,157,931
IXYS Corp.*,3	2,360,830	31,162,956
Maxwell Technologies, Inc.*,3	1,635,039	29,970,265
Cree, Inc.*	629,640	19,915,513
Power-One, Inc.*	2,559,259	11,644,628
Symmetricom, Inc.*	1,861,970	10,743,567
Tessera Technologies, Inc.*	62,278	1,074,296

Total Information Technology		142,669,156

Energy—9.9%
Plains Exploration & Production Co.*	701,740	29,929,210
Gulfport Energy Corp.*	787,501	22,932,029
SandRidge Energy, Inc.*	2,907,970	22,769,405
Goodrich Petroleum Corp.*	1,033,889	19,664,569
McDermott International, Inc.*	1,039,223	13,312,447
Resolute Energy Corp.*	1,116,887	12,710,174
Sanchez Energy Corp.*	333,875	7,495,494
USEC, Inc.*	2,743,730	2,908,354
Ocean Rig UDW, Inc.*	20,812	351,723

Total Energy		132,073,405

Materials—8.6%
Owens-Illinois, Inc.*	1,313,740	30,662,691
Louisiana-Pacific Corp.*	1,863,620	17,424,847
HB Fuller Co.	486,504	15,971,926
Sonoco Products Co.	477,780	15,862,296
Bemis Company, Inc.	412,150	13,308,324
Globe Specialty Metals, Inc.	706,910	10,511,752
Zoltek Companies, Inc.*	519,596	5,881,827
Landec Corp.*	899,063	5,870,881

Total Materials		115,494,544

Utilities—5.2%
Great Plains Energy, Inc.	978,117	19,826,432
Black Hills Corp.	504,860	16,927,955
UGI Corp.	373,682	10,182,835
Allete, Inc.	234,600	9,733,554
MDU Resources Group, Inc.	305,768	6,846,145
NorthWestern Corp.	189,600	6,723,216

Total Utilities		70,240,137

Consumer Staples—5.1%
Ralcorp Holdings, Inc.*	317,606	23,531,429
JM Smucker Co.	233,820	19,023,595
Hormel Foods Corp.	518,320	15,300,806
Post Holdings, Inc.*	113,158	3,726,293
Darling International, Inc.*	211,660	3,687,117
Bunge Ltd.	49,790	3,407,628

Total Consumer Staples		68,676,868

Health Care—5.1%
Hologic, Inc.*	737,801	15,899,612
Mednax, Inc.*	180,551	13,427,578

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
MID CAP VALUE FUND

	SHARES	VALUE
Universal Health Services, Inc. — Class B	261,940	$10,977,905
Community Health Systems, Inc.*	472,710	10,513,070
Forest Laboratories, Inc.*	301,350	10,453,832
Kindred Healthcare, Inc.*	811,136	7,008,215

Total Health Care		68,280,212

Total Common Stocks (Cost $1,102,720,490)		1,307,935,683

CONVERTIBLE PREFERRED STOCKS††—0.0%
Thermoenergy Corp.[1]	858,334	438,609

Total Convertible Preferred Stocks (Cost $819,654)		438,609

	FACE AMOUNT
CONVERTIBLE BONDS††—1.1%

Industrials—0.6%
DryShips, Inc. 5.00% due 12/01/14	$9,425,000	8,011,250

Energy—0.5%
USEC, Inc. 3.00% due 10/01/14	13,600,000	6,732,000

Total Convertible Bonds (Cost $19,979,331)		14,743,250

REPURCHASE AGREEMENT††,2—1.4%
UMB Financial Corp.issued 03/30/12 at 0.03% due 04/02/12	18,872,000	18,872,000

Total Repurchase Agreement (Cost $18,872,000)		18,872,000

Total Investments—100.1% (Cost $1,142,391,475)		$1,341,989,542

Other Assets & Liabilities, net—(0.1)%		(1,414,054)

Total Net Assets—100.0%		$1,340,575,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Repurchase Agreement — See Note 5.
[3]	Affiliated issuers — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,084,043,167)	$1,261,984,321
Investments in affiliated issuers, at value (cost $39,476,308)	61,133,221
Repurchase agreements, at value (cost $18,872,000)	18,872,000

Total investments (cost $1,142,391,475)	1,341,989,542
Prepaid expenses	93,561
Receivables:
Securities sold	1,487,441
Dividends	1,225,786
Fund shares sold	910,500
Interest	361,115

Total assets	1,346,067,945

LIABILITIES:
Payable for:
Fund shares redeemed	2,135,126
Securities purchased	1,362,417
Management fees	894,385
Distribution and service fees	440,033
Fund accounting/administration fees	107,923
Transfer agent/maintenance fees	95,585
Directors’ fees*	16,296
Miscellaneous	440,692

Total liabilities	5,492,457

NET ASSETS	$1,340,575,488

NET ASSETS CONSIST OF:
Paid in capital	$1,125,162,819
Accumulated net investment loss	(2,363,085)
Accumulated net realized gain on investments	18,177,687
Net unrealized appreciation on investments	199,598,067

Net assets	$1,340,575,488

A-CLASS:
Net assets	$1,095,291,367
Capital shares outstanding	32,909,010
Net asset value per share	$33.28

Maximum offering price per share (Net asset value divided by 95.25%)	$34.94

B-CLASS:
Net assets	$28,414,322
Capital shares outstanding	1,015,243
Net asset value per share	$27.99

C-CLASS:
Net assets	$216,869,799
Capital shares outstanding	7,513,434
Net asset value per share	$28.86

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$7,000,131
Interest	908,043

Total investment income	7,908,174

EXPENSES:
Management fees	5,153,209
Transfer agent/maintenance fees
A-Class	1,250,925
B-Class	41,468
C-Class	236,767
Distribution and service fees:
A-Class	1,338,976
B-Class	143,996
C-Class	1,037,254
Fund accounting/administration fees	621,022
Directors’ fees*	70,326
Custodian fees	19,023
Miscellaneous	358,293

Total expenses	10,271,259

Net investment loss	(2,363,085)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	32,009,471
Investments in affiliated issuers	6,142
Options written	2,464,577

Net realized gain	34,480,190

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	247,629,868
Investments in affiliated issuers	5,386,414
Options written	865,561

Net change in unrealized appreciation (depreciation)	253,881,843

Net realized and unrealized gain	288,362,033

Net increase in net assets resulting from operations	$285,998,948

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,363,085)	$(3,440,508)
Net realized gain on investments	34,480,190	96,271,687
Net change in unrealized appreciation (depreciation) on investments	253,881,843	(202,094,392)

Net increase (decrease) in net assets resulting from operations	285,998,948	(109,263,213)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	—	(2,703,664)
Net realized gains
A-Class	(19,357,542)	—
B-Class	(613,605)	—
C-Class	(4,226,857)	—

Total distributions to shareholders	(24,198,004)	(2,703,664)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	107,814,494	324,475,268
B-Class	193,365	1,151,877
C-Class	10,021,683	50,436,018
Distributions reinvested
A-Class	16,566,220	2,286,331
B-Class	589,906	—
C-Class	3,099,596	—
Cost of shares redeemed
A-Class	(218,185,329)	(319,562,384)
B-Class	(6,011,839)	(13,883,753)
C-Class	(25,485,638)	(35,726,724)

Net increase (decrease) from capital share transactions	(111,397,542)	9,176,633

Net increase (decrease) in net assets	150,403,402	(102,790,244)

NET ASSETS:
Beginning of period	1,190,172,086	1,292,962,330

End of period	$1,340,575,488	$1,190,172,086

Accumulated net investment loss at end of period	$(2,363,085)	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	3,514,283	9,983,874
B-Class	7,083	41,607
C-Class	374,434	1,764,740
Shares issued from reinvestment of distributions
A-Class	573,426	71,136
B-Class	24,226	—
C-Class	123,441	—
Shares redeemed
A-Class	(7,059,752)	(9,926,468)
B-Class	(232,437)	(506,587)
C-Class	(953,990)	(1,274,995)

Net increase (decrease) in shares	(3,629,286)	153,307

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$27.13	$29.55	$26.58	$28.41	$40.79	$38.27

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.03)	.11	.08	.25	.25
Net gain (loss) on investments (realized and unrealized)	6.73	(2.31)	2.90	.82	(4.77)	4.59

Total from investment operations	6.70	(2.34)	3.01	.90	(4.52)	4.84

Less distributions from:
Net investment income	—	(.08)	(.04)	(.14)	(.14)	(.23)
Net realized gains	(.55)	—	—	(2.59)	(7.72)	(2.09)

Total distributions	(.55)	(.08)	(.04)	(2.73)	(7.86)	(2.32)

Net asset value, end of period	$33.28	$27.13	$29.55	$26.58	$28.41	$40.79

Total Return[c]	24.99%	(7.98%)	11.32%	6.90%	(12.48%)	12.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,095,291	$973,467	$1,056,655	$781,883	$656,044	$687,484

Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.10%)	0.38%	0.40%	0.79%	0.61%
Total expenses	1.44%	1.32%	1.37%	1.48%	1.37%	1.32%

Portfolio turnover rate	7%	28%	23%	31%	68%	44%

B-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$22.99	$25.17	$22.78	$24.83	$36.78	$34.76

Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.24)	(.09)	(.06)	(—)[d]	(.04)
Net gain (loss) on investments
(realized and unrealized)	5.68	(1.94)	2.48	.60	(4.23)	4.15

Total from investment operations	5.55	(2.18)	2.39	.54	(4.23)	4.11

Less distributions from:
Net realized gains	(.55)	—	—	(2.59)	(7.72)	(2.09)

Total distributions	(.55)	—	—	(2.59)	(7.72)	(2.09)

Net asset value, end of period	$27.99	$22.99	$25.17	$22.78	$24.83	$36.78

Total Return[c]	24.48%	(8.66%)	10.49%	6.17%	(13.14%)	12.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,414	$27,960	$42,321	$58,221	$66,641	$106,179

Ratios to average net assets:
Net investment loss	(1.04%)	(0.86%)	(0.40%)	(0.34%)	(0.01%)	(0.10%)
Total expenses	2.24%	2.07%	2.12%	2.23%	2.12%	2.07%

Portfolio turnover rate	7%	28%	23%	31%	68%	44%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$23.68	$25.93	$23.47	$25.49	$37.54	$35.43

Income (loss) from investment operations:
Net investment loss[b]	(.13)	(.24)	(.09)	(.07)	(—)[d]	(.05)
Net gain (loss) on investments
(realized and unrealized)	5.86	(2.01)	2.55	.64	(4.33)	4.25

Total from investment operations	5.73	(2.25)	2.46	.57	(4.33)	4.20

Less distributions from:
Net realized gains	(.55)	—	—	(2.59)	(7.72)	(2.09)

Total distributions	(.55)	—	—	(2.59)	(7.72)	(2.09)

Net asset value, end of period	$28.86	$23.68	$25.93	$23.47	$25.49	$37.54

Total Return[c]	24.57%	(8.68%)	10.48%	6.13%	(13.15%)	12.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$216,870	$188,745	$193,986	$139,121	$113,192	$176,746

Ratios to average net assets:
Net investment loss	(0.97%)	(0.85%)	(0.37%)	(0.35%)	(0.01%)	(0.12%)
Total expenses	2.18%	2.07%	2.12%	2.22%	2.12%	2.07%

Portfolio turnover rate	7%	28%	23%	31%	68%	44%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

FUND PROFILE (Unaudited)	March 31, 2012

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:

July 11, 2008

Ten Largest Holdings (% of Total Net Assets)

XXX,XX
Hanover Insurance Group, Inc.	3.7%
Cabela’s, Inc.	3.5%
Computer Sciences Corp.	2.8%
American Financial Group, Inc.	2.4%
WR Berkley Corp.	2.3%
IXYS Corp.	2.2%
Owens-Illinois, Inc.	2.2%
Plains Exploration & Production Co.	2.1%
Chico’s FAS, Inc.	2.1%
Maxwell Technologies, Inc.	2.1%

Top Ten Total	25.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

28  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
MID CAP VALUE INSTITUTIONAL FUND

	SHARES	VALUE
COMMON STOCKS†—96.6%

Financials—19.9%
Hanover Insurance Group, Inc.	489,203	$20,116,028
American Financial Group, Inc.	334,620	12,909,640
WR Berkley Corp.	343,720	12,415,166
Reinsurance Group of America, Inc. — Class A	185,803	11,049,704
Alleghany Corp.*	28,058	9,233,888
Ocwen Financial Corp.*	405,108	6,331,839
RenaissanceRe Holdings Ltd.	73,300	5,551,009
MGIC Investment Corp.*	992,613	4,923,360
Fifth Street Finance Corp.	448,707	4,379,380
Lexington Realty Trust	481,300	4,326,887
Employers Holdings, Inc.	190,434	3,372,586
Northern Trust Corp.	67,460	3,200,977
Endurance Specialty Holdings Ltd.	73,750	2,998,675
Old National Bancorp	224,405	2,948,682
Investors Real Estate Trust	245,000	1,884,050
Redwood Trust, Inc.	112,000	1,254,400
First Marblehead Corp.*	443,547	541,127
Bimini Capital Management, Inc. — Class A	402,813	116,816

Total Financials		107,554,214

Industrials—18.8%
Covanta Holding Corp.	710,040	11,523,949
GeoEye, Inc.*	423,252	10,187,676
Navigant Consulting, Inc.*	696,370	9,686,506
Quanta Services, Inc.*	423,200	8,844,880
Equifax, Inc.	170,700	7,555,182
Aegion Corp. — Class A*	356,287	6,352,597
URS Corp.	138,040	5,869,461
FTI Consulting, Inc.*	151,990	5,702,665
Orbital Sciences Corp.*	396,788	5,217,762
Trex Company, Inc.*	151,200	4,850,496
General Cable Corp.*	155,600	4,524,848
ICF International, Inc.*	169,333	4,295,978
DryShips, Inc.*	1,159,651	4,035,585
Saia, Inc.*	222,070	3,777,411
Babcock & Wilcox Co.*	135,518	3,489,589
Atlas Air Worldwide Holdings, Inc.*	54,351	2,674,613
United Stationers, Inc.	74,556	2,313,473
Fortune Brands Home & Security, Inc.*	44,000	971,080

Total Industrials		101,873,751

Consumer Discretionary—13.7%
Cabela’s, Inc.*	500,461	19,092,588
Chico’s FAS, Inc.	765,790	11,563,429
Penn National Gaming, Inc.*	161,120	6,924,938
Maidenform Brands, Inc.*	285,177	6,419,334
Scholastic Corp.	157,600	5,560,128
Brown Shoe Company, Inc.	537,357	4,959,805
DeVry, Inc.	127,363	4,313,785
Jack in the Box, Inc.*	169,200	4,055,724
Hanesbrands, Inc.*	136,695	4,037,970
Apollo Group, Inc. — Class A*	92,060	3,557,198
Jones Group, Inc.	233,594	2,933,941

	SHARES	VALUE
Smith & Wesson Holding Corp.*	164,591	$1,275,580
HydroGen Corp.*,3	1,265,700	12,530

Total Consumer Discretionary		74,706,950

Information Technology—10.2%
Computer Sciences Corp.	517,370	15,490,058
IXYS Corp.*	909,179	12,001,163
Maxwell Technologies, Inc.*	629,931	11,546,635
Cree, Inc.*	246,100	7,784,143
Power-One, Inc.*	977,775	4,448,876
Symmetricom, Inc.*	696,000	4,015,920
Tessera Technologies, Inc.*	24,305	419,261

Total Information Technology		55,706,056

Energy—9.6%
Plains Exploration & Production Co.*	273,230	11,653,260
Gulfport Energy Corp.*	310,252	9,034,538
SandRidge Energy, Inc.*	1,146,351	8,975,928
Goodrich Petroleum Corp.*	410,582	7,809,270
McDermott International, Inc.*	413,960	5,302,828
Resolute Energy Corp.*	455,224	5,180,449
Sanchez Energy Corp.*	128,801	2,891,582
USEC, Inc.*	1,203,200	1,275,392
Ocean Rig UDW, Inc.*	8,718	147,334

Total Energy		52,270,581

Materials—8.8%
Owens-Illinois, Inc.*	513,300	11,980,422
Louisiana-Pacific Corp.*	830,700	7,767,045
HB Fuller Co.	200,316	6,576,375
Bemis Company, Inc.	198,580	6,412,147
Sonoco Products Co.	186,500	6,191,800
Globe Specialty Metals, Inc.	276,050	4,104,864
Zoltek Companies, Inc.*	241,514	2,733,938
Landec Corp.*	349,900	2,284,847

Total Materials		48,051,438

Consumer Staples—5.3%
Ralcorp Holdings, Inc.*	128,182	9,497,004
JM Smucker Co.	93,130	7,577,057
Hormel Foods Corp.	205,470	6,065,474
Bunge Ltd.	43,930	3,006,569
Post Holdings, Inc.*	44,461	1,464,101
Darling International, Inc.*	81,630	1,421,995

Total Consumer Staples		29,032,200

Health Care—5.2%
Hologic, Inc.*	269,662	5,811,216
Mednax, Inc.*	70,703	5,258,182
Forest Laboratories, Inc.*	151,230	5,246,169
Community Health Systems, Inc.*	211,450	4,702,648
Universal Health Services, Inc. — Class B	102,930	4,313,796
Kindred Healthcare, Inc.*	331,981	2,868,316

Total Health Care		28,200,327

Utilities—5.1%
Great Plains Energy, Inc.	377,735	7,656,688
Black Hills Corp.	202,939	6,804,545

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
MID CAP VALUE INSTITUTIONAL FUND

	SHARES	VALUE
UGI Corp.	145,920	$3,976,320
Allete, Inc.	91,500	3,796,335
MDU Resources Group, Inc.	123,467	2,764,426
NorthWestern Corp.	74,330	2,635,742

Total Utilities		27,634,056

Total Common Stocks (Cost $456,096,489)		525,029,573

CONVERTIBLE PREFERRED STOCKS††—0.1%
Thermoenergy Corp.[1]	793,750	405,606

Total Convertible Preferred Stocks (Cost $757,980)		405,606

	FACE AMOUNT
CONVERTIBLE BONDS††—0.9%
Energy—0.5%
USEC, Inc.
3.00% due 10/01/14	$5,500,000	2,722,500

Industrials—0.4%
DryShips, Inc.
5.00% due 12/01/14	2,725,000	2,316,250

Total Convertible Bonds (Cost $6,795,263)		5,038,750

REPURCHASE AGREEMENT††,2—3.0%
UMB Financial Corp. issued 03/30/12 at 0.03%due 04/02/12	16,164,000	16,164,000

Total Repurchase Agreement (Cost $16,164,000)		16,164,000

Total Investments—100.6% (Cost $479,813,732)		$546,637,929

Other Assets & Liabilities, net—(0.6)%		(3,083,613)

Total Net Assets—100.0%		$543,554,316

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity)—Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Repurchase Agreement — See Note 5.
[3]	Affiliated issuers — Note 9.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments in unaffiliated issuers, at value (cost $463,647,201)	$530,461,399
Investments in affiliated issuers, at value (cost $2,531)	12,530
Repurchase agreements, at value (cost $16,164,000)	16,164,000

Total investments (cost $479,813,732)	546,637,929
Prepaid expenses	17,468
Cash	27,634
Receivables:
Securities sold	594,391
Fund shares sold	560,143
Dividends	481,914
Interest	127,944
Investment advisor	29,408

Total assets	548,476,831

LIABILITIES:
Payable for:
Fund shares redeemed	3,925,439
Securities purchased	559,391
Management fees	346,029
Fund accounting/administration fees	43,830
Transfer agent/maintenance fees	12,777
Directors’ fees*	4,660
Miscellaneous	30,389

Total liabilities	4,922,515

NET ASSETS	$543,554,316

NET ASSETS CONSIST OF:
Paid in capital	$468,705,608
Undistributed net investment income	760,442
Accumulated net realized gain on investments	7,264,069
Net unrealized appreciation on investments	66,824,197

Net assets	$543,554,316
Capital shares outstanding	48,080,359
Net asset value per share	$11.31

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$2,706,950
Interest	382,708

Total investment income	3,089,658

EXPENSES:
Management fees	1,935,848
Transfer agent/maintenance fees	189,968
Fund accounting/administration fees	245,204
Directors’ fees*	22,227
Custodian fees	7,912
Miscellaneous	123,841

Total expenses	2,525,000
Less:
Expenses waived by Advisor	(195,806)

Net expenses	2,329,194

Net investment income	760,464

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,124,927
Options written	998,246

Net realized gain	9,123,173

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	102,927,311
Investments in affiliated issuers	(6,455)
Options written	343,903

Net change in unrealized appreciation (depreciation)	103,264,759

Net realized and unrealized gain	112,387,932

Net increase in net assets resulting from operations	$113,148,396

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

MID CAP VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$760,464	$2,014,286
Net realized gain on investments	9,123,173	46,068,916
Net change in unrealized appreciation (depreciation) on investments	103,264,759	(93,414,074)

Net increase (decrease) in net assets resulting from operations	113,148,396	(45,330,872)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,977,527)	(3,064,710)
Net realized gains	(44,425,740)	(22,149,496)

Total distributions to shareholders	(46,403,267)	(25,214,206)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	85,319,314	230,594,999
Distributions reinvested	20,469,550	10,706,814
Cost of shares redeemed	(101,245,682)	(212,937,728)

Net increase from capital share transactions	4,543,182	28,364,085

Net increase (decrease) in net assets	71,288,311	(42,180,993)

NET ASSETS:
Beginning of period	472,266,005	514,446,998

End of period	$543,554,316	$472,266,005

Undistributed net investment income at end of period	$760,442	$1,977,505

CAPITAL SHARE ACTIVITY:
Shares sold	8,058,176	19,002,513
Shares issued from reinvestment of distributions	2,088,722	905,056
Shares redeemed	(9,414,978)	(17,934,768)

Net increase in shares	731,920	1,972,801

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$9.97	$11.34	$10.49	$10.68	$10.00
Income (loss) from investment operations:
Net investment income[c]	.02	.04	.08	.08	.04
Net gain (loss) on investments (realized and unrealized)	2.33	(.87)	1.13	.27	.64

Total from investment operations	2.35	(.83)	1.21	.35	.68

Less distributions from:
Net investment income	(.04)	(.06)	(.01)	(.06)	—
Net realized gains	(.97)	(.48)	(.35)	(.48)	—

Total distributions	(1.01)	(.54)	(.36)	(.54)	—

Net asset value, end of period	$11.31	$9.97	$11.34	$10.49	$10.68

Total Return[d]	25.18%	(8.05%)	11.76%	5.30%	6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$543,554	$472,266	$514,447	$317,455	$17,436

Ratios to average net assets:
Net investment income	0.30%	0.34%	0.78%	0.82%	1.81%
Total expenses	0.98%	0.98%	0.95%	0.98%	1.19%
Net expenses[e]	0.90%	0.90%	0.90%	0.91%	1.10%

Portfolio turnover rate	7%	38%	20%	76%	63%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	March 31, 2012

SMALL CAP GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 15, 1997
B-Class	October 15, 1997
C-Class	January 29, 1999
Institutional Class	March 1, 2012

XXXX.XX
Ten Largest Holdings (% of Total Net Assets)
iShares Russell 2000 Growth Index Fund	5.4%
Alliance Data Systems Corp.	2.2%
Oil States International, Inc.	2.2%
Endo Pharmaceuticals Holdings, Inc.	2.0%
Jarden Corp.	1.9%
Nuance Communications, Inc.	1.8%
Superior Energy Services, Inc.	1.8%
Texas Capital Bancshares, Inc.	1.8%
IAC/InterActiveCorp.	1.6%
Penn National Gaming, Inc.	1.5%

Top Ten Total	22.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
SMALL CAP GROWTH FUND

	SHARES	VALUE
COMMON STOCKS†—91.6%

Information Technology—26.0%
Alliance Data Systems Corp.*	2,925	$368,433
Nuance Communications, Inc.*	12,055	308,366
IAC/InterActiveCorp.	5,475	268,767
Aspen Technology, Inc.*	10,700	219,670
SYNNEX Corp.*	5,630	214,728
Aruba Networks, Inc.*	9,200	204,975
Cadence Design Systems, Inc.*	16,820	199,149
Cavium, Inc.*	6,000	185,640
SolarWinds, Inc.*	4,520	174,698
Rovi Corp.*	4,950	161,123
Informatica Corp.*	3,040	160,816
Nanometrics, Inc.*	8,390	155,299
Riverbed Technology, Inc.*	5,410	151,913
Newport Corp.*	8,300	147,076
Ciena Corp.*	9,000	145,710
Lattice Semiconductor Corp.*	22,600	145,318
LogMeIn, Inc.*	3,850	135,636
Opnet Technologies, Inc.	4,550	131,950
Sourcefire, Inc.*	2,680	128,988
Rofin-Sinar Technologies, Inc.*	4,710	124,203
Harmonic, Inc.*	22,650	123,896
Netgear, Inc.*	3,050	116,510
Nova Measuring Instruments Ltd.*	13,000	116,480
TIBCO Software, Inc.*	2,650	80,825
Solera Holdings, Inc.	1,750	80,308
VanceInfo Technologies, Inc. ADR*	5,600	67,424

Total Information Technology		4,317,901

Consumer Discretionary—16.6%
Jarden Corp.	7,765	312,385
Penn National Gaming, Inc.*	5,925	254,656
Select Comfort Corp.*	7,710	249,726
Ulta Salon Cosmetics & Fragrance, Inc.	2,375	220,614
BJ’s Restaurants, Inc.*	4,200	211,470
Lennar Corp. — Class A	7,450	202,491
Pinnacle Entertainment, Inc.*	14,700	169,197
Monro Muffler Brake, Inc.	4,075	169,072
Life Time Fitness, Inc.*	3,270	165,364
Hanesbrands, Inc.*	5,490	162,175
SodaStream International Ltd.*	4,625	155,770
MDC Partners, Inc. — Class A	12,400	137,888
Harman International Industries, Inc.	2,270	106,259
Cost Plus, Inc.*	5,265	94,243
Vail Resorts, Inc.	1,875	81,094
HomeAway, Inc.*	2,900	73,573

Total Consumer Discretionary		2,765,977

Health Care—15.0%
Endo Pharmaceuticals Holdings, Inc.*	8,590	332,691
NxStage Medical, Inc.*	11,650	224,495
Dynavax Technologies Corp.*	40,500	204,930
BioMarin Pharmaceutical, Inc.*	5,000	171,250
Optimer Pharmaceuticals, Inc.*	12,300	170,970
Mednax, Inc.*	2,160	160,639

	SHARES	VALUE
Halozyme Therapeutics, Inc.*	12,440	$158,734
Hologic, Inc.*	7,070	152,359
Endologix, Inc.*	9,900	145,035
Cepheid, Inc.*	3,375	141,176
AngioDynamics, Inc.*	10,110	123,848
Health Management Associates, Inc. — Class A*	18,070	121,430
Acorda Therapeutics, Inc.*	3,750	99,563
Auxilium Pharmaceuticals, Inc.*	5,165	95,914
Haemonetics Corp.*	1,235	86,055
Momenta Pharmaceuticals, Inc.*	3,300	50,556
CardioNet, Inc.*	12,550	38,654
Achillion Pharmaceuticals, Inc.*	3,200	30,656

Total Health Care		2,508,955

Industrials—13.7%
Wabtec Corp.	3,150	237,415
WESCO International, Inc.*	3,250	212,258
BE Aerospace, Inc.*	4,440	206,327
Regal-Beloit Corp.	3,140	205,827
AECOM Technology Corp.*	8,710	194,843
WABCO Holdings, Inc.*	3,140	189,907
IDEX Corp.	4,120	173,575
Crane Co.	3,500	169,750
Kansas City Southern*	2,165	155,209
Pall Corp.	2,570	153,249
Navistar International Corp.*	3,500	141,575
Towers Watson & Co. — Class A	2,000	132,140
Colfax Corp.*	3,350	118,054

Total Industrials		2,290,129

Energy—6.3%
Oil States International, Inc.*	4,660	363,760
Superior Energy Services, Inc.*	11,505	303,272
Stone Energy Corp.*	8,500	243,015
Energy XXI Bermuda Ltd.*	4,158	150,145

Total Energy		1,060,192

Financials—4.8%
Texas Capital Bancshares, Inc.*	8,700	301,194
Amtrust Financial Services, Inc.	6,550	176,064
Iberiabank Corp.	3,145	168,163
Stifel Financial Corp.*	4,303	162,826

Total Financials		808,247

Materials—4.5%
HB Fuller Co.	6,450	211,754
Ashland, Inc.	2,850	174,021
Kaiser Aluminum Corp.	2,790	131,855
Cliffs Natural Resources, Inc.	1,760	121,898
Silgan Holdings, Inc.	2,670	118,014

Total Materials		757,542

Utilities—2.1%
NorthWestern Corp.	5,050	179,073
ITC Holdings Corp.	2,270	174,654

Total Utilities		353,727

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
SMALL CAP GROWTH FUND

	SHARES	VALUE
Telecommunication Services - 1.4%
SBA Communications Corp. — Class A*	4,450	$226,105

Consumer Staples—1.2%
Nu Skin Enterprises, Inc. — Class A	3,350	193,999

Total Common Stocks (Cost $11,730,660)		15,282,774

EXCHANGE TRADED FUNDS†—5.4% iShares Russell 2000 Growth Index Fund	9,510	907,064

Total Exchange Traded Funds (Cost $812,188)		907,064

Total Investments—97.0% (Cost $12,542,848)		$16,189,838

Other Assets & Liabilities, net—3.0%		508,301

Total Net Assets—100.0%		$16,698,139

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $12,542,848)	$16,189,838
Cash	619,768
Prepaid expenses	37,291
Receivables:
Securities sold	98,115
Dividends	5,016
Fund shares sold	2,404

Total assets	16,952,432

LIABILITIES:
Payable for:
Securities purchased	189,984
Fund shares redeemed	23,408
Management fees	11,956
Distribution and service fees	5,516
Transfer agent/maintenance fees	5,427
Fund accounting/administration fees	2,117
Directors’ fees*	302
Miscellaneous	15,583

Total liabilities	254,293

NET ASSETS	$16,698,139

NET ASSETS CONSIST OF:
Paid in capital	$16,567,753
Accumulated net investment loss	(145,177)
Accumulated net realized loss on investments	(3,371,427)
Net unrealized appreciation on investments	3,646,990
Net assets	$16,698,139
A-CLASS:
Net assets	$13,515,738
Capital shares outstanding	857,512
Net asset value per share	$15.76

Maximum offering price per share (Net asset value divided by 95.25%)	$16.55

B-CLASS:
Net assets	$1,281,769
Capital shares outstanding	92,994
Net asset value per share	$13.78

C-CLASS:
Net assets	$1,890,581
Capital shares outstanding	134,294
Net asset value per share	$14.08

INSTITUTIONAL CLASS:
Net assets	$10,051
Capital shares outstanding	638
Net asset value per share	$15.76

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $458)	$40,368
Interest	25

Total investment income	40,393

EXPENSES:
Management fees	65,538
Transfer agent/maintenance fees
A-Class	31,773
B-Class	6,008
C-Class	4,290
Institutional Class	6
Distribution and service fees:
A-Class	15,487
B-Class	6,573
C-Class	8,574
Fund accounting/administration fees	12,375
Registration fees	17,714
Custodian fees	2,148
Directors’ fees*	774
Miscellaneous	14,310

Total expenses	185,570

Net investment loss	(145,177)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	745,344

Net realized gain	745,344

Net change in unrealized appreciation (depreciation) on:
Investments	3,496,077

Net change in unrealized appreciation (depreciation)	3,496,077

Net realized and unrealized gain	4,241,421

Net increase in net assets resulting from operations	$4,096,244

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(145,177)	$(308,691)
Net realized gain on investments	745,344	2,614,617
Net change in unrealized appreciation (depreciation) on investments	3,496,077	(2,745,033)

Net increase (decrease) in net assets resulting from operations	4,096,244	(439,107)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	1,547,932	7,162,239
B-Class	24,651	476,803
C-Class	520,848	438,345
Institutional Class[1]	10,000	—
Cost of shares redeemed
A-Class	(1,737,688)	(8,281,727)
B-Class	(365,819)	(573,179)
C-Class	(339,658)	(606,748)
Institutional Class[1]	—	—

Net decrease from capital share transactions	(339,734)	(1,384,267)

Net increase (decrease) in net assets	3,756,510	(1,823,374)

NET ASSETS:
Beginning of period	12,941,629	14,765,003

End of period	$16,698,139	$12,941,629

Accumulated net investment loss at end of period	$(145,177)	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	106,958	488,818
B-Class	2,101	35,998
C-Class	40,871	32,398
Institutional Class[1]	638	—
Shares redeemed
A-Class	(122,425)	(583,053)
B-Class	(29,629)	(46,201)
C-Class	(26,803)	(47,660)
Institutional Class[1]	—	—

Net decrease in shares	(28,289)	(119,700)

[1]	Since commencement of operations: March 1, 2012.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$11.91	$12.25	$10.56	$11.43	$18.53	$15.63

Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.24)	(.18)	(.18)	(.24)	(.23)
Net gain (loss) on investments (realized and unrealized)	3.97	(.10)	1.87	(.63)	(5.55)	3.13

Total from investment operations	3.85	(.34)	1.69	(.81)	(5.79)	2.90

Less distributions from:
Net realized gains	—	—	—	(.06)	(1.31)	—

Total distributions	—	—	—	(.06)	(1.31)	—

Net asset value, end of period	$15.76	$11.91	$12.25	$10.56	$11.43	$18.53

Total Return[c]	32.33%	(2.78%)	16.00%	(6.89%)	(33.25%)	18.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,516	$10,396	$11,847	$9,966	$12,414	$45,430

Ratios to average net assets:
Net investment loss	(1.70%)	(1.68%)	(1.55%)	(2.04%)	(1.59%)	(1.32%)
Total expenses[f]	2.23%	2.11%	2.26%	2.67%	1.98%	1.80%
Net expenses[d]	2.23%	2.11%	2.26%	2.60%	1.98%	1.80%

Portfolio turnover rate	39%	101%	112%	200%	169%	145%

B-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$10.47	$10.85	$9.43	$10.28	$16.92	$14.38

Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.30)	(.23)	(.21)	(.32)	(.33)
Net gain (loss) on investments (realized and unrealized)	3.49	(.08)	1.65	(.58)	(5.01)	2.87

Total from investment operations	3.31	(.38)	1.42	(.79)	(5.33)	2.54

Less distributions from:
Net realized gains	—	—	—	(.06)	(1.31)	—

Total distributions	—	—	—	(.06)	(1.31)	—

Net asset value, end of period	$13.78	$10.47	$10.85	$9.43	$10.28	$16.92

Total Return[c]	31.58%	(3.41%)	15.06%	(7.47%)	(33.72%)	17.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,282	$1,262	$1,419	$1,766	$2,675	$5,792

Ratios to average net assets:
Net investment loss	(2.86%)	(2.44%)	(2.30%)	(2.77%)	(2.42%)	(2.07%)
Total expenses[f]	3.38%	2.87%	3.02%	3.41%	2.82%	2.56%
Net expenses[d]	3.38%	2.87%	3.02%	3.33%	2.82%	2.56%

Portfolio turnover rate	39%	101%	112%	200%	169%	145%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$10.68	$11.06	$9.61	$10.48	$17.23	$14.64

Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.31)	(.24)	(.22)	(.33)	(.33)
Net gain (loss) on investments (realized and unrealized)	3.56	(.07)	1.69	(.59)	(5.11)	2.92

Total from investment operations	3.40	(.38)	1.45	(.81)	(5.44)	2.59

Less distributions from:
Net realized gains	—	—	—	(.06)	(1.31)	—

Total distributions	—	—	—	(.06)	(1.31)	—

Net asset value, end of period	$14.08	$10.68	$11.06	$9.61	$10.48	$17.23

Total Return[c]	31.84%	(3.44%)	15.09%	(7.51%)	(33.76%)	17.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,891	$1,284	$1,499	$1,518	$2,318	$3,964

Ratios to average net assets:
Net investment loss	(2.44%)	(2.43%)	(2.31%)	(2.77%)	(2.43%)	(2.07%)
Total expenses[f]	2.97%	2.86%	3.02%	3.40%	2.83%	2.56%
Net expenses[d]	2.97%	2.86%	3.02%	3.33%	2.83%	2.56%

Portfolio turnover rate	39%	101%	112%	200%	169%	145%

Institutional Class	Period Ended March 31, 2012[a,e]
Per Share Data
Net asset value, beginning of period	$15.68

Income (loss) from investment operations:
Net investment loss[b]	(.02)
Net gain on investments (realized and unrealized)	.10

Total from investment operations	.08

Net asset value, end of period	$15.76

Total Return[c]	0.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Ratios to average net assets:
Net investment loss	(1.65%)
Total expenses[f,g]	2.36%

Portfolio turnover rate	39%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Does not include expenses of underlying funds in which the Fund invests.
[g]	Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2012

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	July 11, 2008
C-Class	July 11, 2008
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)

XXXX.XX
Cabela’s, Inc.	3.6%
Hanover Insurance Group, Inc.	3.4%
Global Cash Access Holdings, Inc.	3.0%
TPC Group, Inc.	2.3%
Chico’s FAS, Inc.	2.3%
ICU Medical, Inc.	2.0%
Great Lakes Dredge & Dock Corp.	2.0%
Reinsurance Group of America, Inc. — Class A	1.9%
GeoEye, Inc.	1.8%
Maxwell Technologies, Inc.	1.8%

Top Ten Total	24.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  41

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
SMALL CAP VALUE FUND

	SHARES	VALUE
COMMON STOCKS†—97.1%

Industrials—18.6%
Great Lakes Dredge & Dock Corp.	105,800	$763,876
GeoEye, Inc.*	29,822	717,816
Covanta Holding Corp.	42,320	686,853
Navigant Consulting, Inc.*	41,621	578,948
ICF International, Inc.*	22,377	567,704
Saia, Inc.*	27,920	474,918
EnergySolutions, Inc.*	94,945	465,231
Aegion Corp. — Class A*	25,353	452,044
General Cable Corp.*	14,140	411,191
Orbital Sciences Corp.*	29,074	382,323
Vitran Corporation, Inc. — Class A*	45,420	362,452
Celadon Group, Inc.	17,782	276,510
DryShips, Inc.*	72,889	253,654
Energy Recovery, Inc.*	96,450	221,835
Atlas Air Worldwide Holdings, Inc.*	4,020	197,824
Marten Transport Ltd.	8,370	184,726
FTI Consulting, Inc.*	4,350	163,212
ESCO Technologies, Inc.	3,887	142,925

Total Industrials		7,304,042

Financials—17.7%
Hanover Insurance Group, Inc.	32,398	1,332,205
Reinsurance Group of America, Inc. — Class A	12,684	754,317
Horace Mann Educators Corp.	38,080	670,970
1st Source Corp.	20,860	510,445
Ocwen Financial Corp.*	26,691	417,181
Endurance Specialty Holdings Ltd.	9,824	399,444
Redwood Trust, Inc.	33,563	375,906
MGIC Investment Corp.*	72,467	359,436
PrivateBancorp, Inc.	22,786	345,664
Employers Holdings, Inc.	16,806	297,634
Solar Senior Capital Ltd.	17,686	284,921
Lexington Realty Trust	30,297	272,370
Bancorp, Inc.*	26,962	270,698
AMERISAFE, Inc.*	8,835	218,578
Safeguard Scientifics, Inc.*	11,980	206,056
Bancfirst Corp.	4,224	183,997
First Marblehead Corp.*	10,848	13,235

Total Financials		6,913,057

Consumer Discretionary—17.2%
Cabela’s, Inc.*	37,209	1,419,523
Chico’s FAS, Inc.	59,790	902,830
Maidenform Brands, Inc.*	30,670	690,382
International Speedway Corp. — Class A	23,281	646,048
DeVry, Inc.	17,147	580,769
Penn National Gaming, Inc.*	11,780	506,304
Coldwater Creek, Inc.*	347,889	403,551
Scholastic Corp.	10,382	366,277
Hanesbrands, Inc.*	11,595	342,516
Brown Shoe Company, Inc.	35,174	324,656
MDC Partners, Inc. — Class A	22,509	250,300
Jones Group, Inc.	18,126	227,663
Smith & Wesson Holding Corp.*	10,627	82,359

Total Consumer Discretionary		6,743,178

	SHARES	VALUE
Information Technology—16.6%
Global Cash Access Holdings, Inc.*	150,870	$1,176,786
Maxwell Technologies, Inc.*	38,964	714,209
IXYS Corp.*	52,820	697,223
Standard Microsystems Corp.*	26,402	683,020
Cree, Inc.*	17,040	538,975
Insight Enterprises, Inc.*	24,204	530,794
Multi-Fineline Electronix, Inc.*	17,290	474,611
Digi International, Inc.*	41,627	457,481
Perficient, Inc.*	24,750	297,248
Intermec, Inc.*	30,410	235,069
Spansion, Inc. — Class A*	18,620	226,792
Power-One, Inc.*	46,143	209,951
Symmetricom, Inc.*	28,240	162,945
Methode Electronics, Inc.	7,565	70,203
Tessera Technologies, Inc.*	1,618	27,911

Total Information Technology		6,503,218

Energy—9.0%
Gulfport Energy Corp.*	23,311	678,817
Goodrich Petroleum Corp.*	32,902	625,796
Abraxas Petroleum Corp.*	192,460	600,475
Tesco Corp.*	34,150	484,588
Resolute Energy Corp.*	36,700	417,646
Petroleum Development Corp.*	9,530	353,468
Sanchez Energy Corp.*	11,367	255,189
USEC, Inc.*	74,420	78,885
North American Energy Partners, Inc.*	3,501	17,155
Ocean Rig UDW, Inc.*	179	3,025

Total Energy		3,515,044

Materials—7.7%
TPC Group, Inc.*	20,462	904,625
A. Schulman, Inc.	20,020	540,940
Zoltek Companies, Inc.*	45,880	519,362
HB Fuller Co.	12,117	397,801
Landec Corp.*	57,896	378,061
Globe Specialty Metals, Inc.	18,070	268,701

Total Materials		3,009,490

Utilities—5.1%
Black Hills Corp.	18,771	629,391
UGI Corp.	22,710	618,848
Great Plains Energy, Inc.	26,580	538,777
MDU Resources Group, Inc.	8,613	192,845

Total Utilities		1,979,861

Health Care—3.0%
ICU Medical, Inc.*	15,620	767,879
Greatbatch, Inc.*	9,808	240,492
Kindred Healthcare, Inc.*	20,736	179,159

Total Health Care		1,187,530

Consumer Staples—2.2%
Spartan Stores, Inc.	24,040	435,605
Orchids Paper Products Co.	10,024	180,332
Smart Balance, Inc.*	22,578	149,241
Darling International, Inc.*	6,620	115,320

Total Consumer Staples		880,498

Total Common Stocks (Cost $33,313,780)		38,035,918

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
SMALL CAP VALUE FUND

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS††—0.0%
Thermoenergy Corp.[1]	6,250	$3,194

Total Convertible Preferred Stocks (Cost $5,968)		3,194

EXCHANGE TRADED FUNDS†—1.0%
iShares Russell 2000 Value Index Fund	2,600	189,722
iShares S&P SmallCap 600 Value Index Fund	2,400	188,400

Total Exchange Traded Funds (Cost $340,044)		378,122

	FACE AMOUNT
CONVERTIBLE BONDS††—0.3%
DryShips, Inc. 5.00% due 12/01/14	$125,000	106,250

Total Convertible Bonds (Cost $97,518)		106,250
Total Investments—98.4% (Cost $33,757,310)		$38,523,484

Other Assets & Liabilities, net—1.6%		640,962

Total Net Assets—100.0%		$39,164,446

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $33,757,310)	$38,523,484
Cash	677,466
Prepaid expenses	22,726
Receivables:
Securities sold	86,701
Fund shares sold	33,438
Dividends	21,687
Investment advisor	17,898
Interest	2,083

Total assets	39,385,483

LIABILITIES:
Payable for:
Securities purchased	162,291
Management fees	30,286
Transfer agent/maintenance fees	6,597
Distribution and service fees	6,066
Fund accounting/administration fees	2,877
Fund shares redeemed	427
Directors’ fees*	58
Miscellaneous	12,435

Total liabilities	221,037

NET ASSETS	$39,164,446

NET ASSETS CONSIST OF:
Paid in capital	$33,975,699
Accumulated net investment loss	(31,216)
Accumulated net realized gain on investments	453,789
Net unrealized appreciation on investments	4,766,174

Net assets	$39,164,446

A-CLASS:
Net assets	$16,434,304
Capital shares outstanding	1,077,057
Net asset value per share	$15.26

Maximum offering price per share (Net asset value divided by 95.25%)	$16.02

C-CLASS:
Net assets	$3,917,607
Capital shares outstanding	264,582
Net asset value per share	$14.81

INSTITUTIONAL CLASS:
Net assets	$18,812,535
Capital shares outstanding	1,220,289
Net asset value per share	$15.42

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $611)	$130,093
Interest	7,229

Total investment income	137,322

EXPENSES:
Management fees	132,028
Transfer agent/maintenance fees
A-Class	24,828
C-Class	5,233
Institutional Class	11,458
Distribution and service fees:
A-Class	13,880
C-Class	15,968
Fund accounting/administration fees	14,269
Registration fees	22,640
Printing expenses	13,178
Custodian fees	3,564
Directors’ fees*	1,099
Miscellaneous	4,504

Total expenses	262,649
Less:
Expenses waived by Advisor	(94,111)

Net expenses	168,538

Net investment loss	(31,216)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	885,966
Options written	16,363
Net realized gain	902,329
Net change in unrealized appreciation (depreciation) on:
Investments	6,819,309
Options written	1,033

Net change in unrealized appreciation (depreciation)	6,820,342

Net realized and unrealized gain	7,722,671

Net increase in net assets resulting from operations	$7,691,455

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(31,216)	$(74,743)
Net realized gain on investments	902,329	892,619
Net change in unrealized appreciation (depreciation) on investments	6,820,342	(2,398,142)

Net increase (decrease) in net assets resulting from operations	7,691,455	(1,580,266)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains
A-Class	(235,223)	(891,555)
C-Class	(65,832)	(220,130)
Institutional Class	(390,818)	(91,413)

Total distributions to shareholders	(691,873)	(1,203,098)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	8,165,582	6,162,474
C-Class	2,407,630	1,798,076
Institutional Class	15,149,949	187,814
Distributions reinvested
A-Class	230,460	869,495
C-Class	60,332	203,368
Institutional Class	386,253	73,422
Cost of shares redeemed
A-Class	(2,379,927)	(3,590,095)
C-Class	(1,671,558)	(469,516)
Institutional Class	(718,298)	(213,782)

Net increase from capital share transactions	21,630,423	5,021,256

Net increase in net assets	28,630,005	2,237,892

NET ASSETS:
Beginning of period	10,534,441	8,296,549

End of period	$39,164,446	$10,534,441

Accumulated net investment loss at end of period	$(31,216)	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	576,035	427,431
C-Class	176,848	126,060
Institutional Class	1,183,498	12,835
Shares issued from reinvestment of distributions
A-Class	17,977	61,535
C-Class	4,838	14,673
Institutional Class	29,827	5,160
Shares redeemed
A-Class	(168,111)	(270,342)
C-Class	(119,925)	(33,653)
Institutional Class	(47,270)	(14,642)

Net increase in shares	1,653,717	329,057

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$11.66	$14.35	$13.24	$11.48	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(.02)	(.07)	(.05)	(.05)	(—)[d]
Net gain (loss) on investments (realized and unrealized)	3.94	(.63)	1.54	2.44	1.48

Total from investment operations	3.92	(.70)	1.49	2.39	1.48

Less distributions from:
Net realized gains	(.32)	(1.99)	(.38)	(.63)	—

Total distributions	(.32)	(1.99)	(.38)	(.63)	—

Net asset value, end of period	$15.26	$11.66	$14.35	$13.24	$11.48

Total Return[e]	34.12%	(7.31%)	11.53%	24.15%	14.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,434	$7,592	$6,209	$3,245	$400

Ratios to average net assets:
Net investment loss	(0.27%)	(0.52%)	(0.34%)	(0.46%)	(0.19%)
Total expenses[f]	2.22%	2.33%	2.45%	4.92%	6.10%
Net expenses[g]	1.30%	1.30%	1.30%	1.55%	1.55%

Portfolio turnover rate	28%	70%	140%	58%	86%

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$11.36	$14.13	$13.11	$11.46	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(.07)	(.18)	(.15)	(.11)	(.02)
Net gain (loss) on investments (realized and unrealized)	3.84	(.60)	1.55	2.39	1.48

Total from investment operations	3.77	(.78)	1.40	2.28	1.46

Less distributions from:
Net realized gains	(.32)	(1.99)	(.38)	(.63)	—

Total distributions	(.32)	(1.99)	(.38)	(.63)	—

Net asset value, end of period	$14.81	$11.36	$14.13	$13.11	$11.46

Total Return[e]	33.69%	(8.07%)	10.94%	23.16%	14.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,918	$2,305	$1,353	$709	$391

Ratios to average net assets:
Net investment loss	(1.02%)	(1.26%)	(1.09%)	(1.15%)	(0.94%)
Total expenses[f]	2.85%	3.07%	3.22%	6.40%	6.88%
Net expenses[g]	2.05%	2.05%	2.05%	2.30%	2.30%

Portfolio turnover rate	28%	70%	140%	58%	86%

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Unaudited) (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$11.76	$14.43	$13.28	$11.49	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(—)[d]	(.04)	(.01)	(.01)	— [d]
Net gain (loss) on investments (realized and unrealized)	3.98	(.64)	1.54	2.43	1.49

Total from investment operations	3.98	(.68)	1.53	2.42	1.49

Less distributions from:
Net realized gains	(.32)	(1.99)	(.38)	(.63)	—

Total distributions	(.32)	(1.99)	(.38)	(.63)	—

Net asset value, end of period	$15.42	$11.76	$14.43	$13.28	$11.49

Total Return[e]	34.34%	(7.11%)	11.80%	24.40%	14.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,813	$638	$734	$630	$383

Ratios to average net assets:
Net investment income (loss)	(—)[h]	(0.30%)	(0.08%)	(0.14%)	0.06%
Total expenses[f]	1.55%	2.09%	2.21%	5.44%	5.90%
Net expenses[g]	1.05%	1.05%	1.05%	1.30%	1.30%

Portfolio turnover rate	28%	70%	140%	58%	86%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[h]	Less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

FUND PROFILE (Unaudited)	March 31, 2012

LARGE CAP CONCENTRATED GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	January 29, 1999
B-Class	January 29, 1999
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.7%
Microsoft Corp.	4.1%
Google, Inc. — Class A	4.0%
Exxon Mobil Corp.	3.5%
Broadcom Corp. — Class A	3.5%
CVS Caremark Corp.	3.5%
Anadarko Petroleum Corp.	3.4%
Autodesk, Inc.	3.3%
Caterpillar, Inc.	3.3%
EMC Corp.	3.2%

Top Ten Total	37.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

48  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
LARGE CAP CONCENTRATED GROWTH FUND

	SHARES	VALUE
COMMON STOCKS†—96.1%
Information Technology—26.9%
Apple, Inc.*	3,310	$1,984,246
Microsoft Corp.	43,850	1,414,163
Google, Inc. — Class A*	2,155	1,381,872
Broadcom Corp. — Class A*	31,300	1,230,090
Autodesk, Inc.*	27,450	1,161,683
EMC Corp.*	37,550	1,121,994
Nuance Communications, Inc.*	40,000	1,023,200

Total Information Technology		9,317,248

Consumer Discretionary—21.5%
Chipotle Mexican Grill, Inc. — Class A*	2,635	1,101,429
Yum! Brands, Inc.	15,400	1,096,172
TJX Companies, Inc.	27,380	1,087,260
Home Depot, Inc.	21,600	1,086,696
Walt Disney Co.	24,200	1,059,476
Comcast Corp. — Class A	33,950	1,018,840
Las Vegas Sands Corp.	17,600	1,013,232

Total Consumer Discretionary		7,463,105

Industrials—15.0%
Caterpillar, Inc.	10,750	1,145,090
Cooper Industries plc	16,400	1,048,780
Precision Castparts Corp.	5,890	1,018,381
Honeywell International, Inc.	16,460	1,004,883
United Parcel Service, Inc. — Class B	12,390	1,000,121

Total Industrials		5,217,255

Energy—9.9%
Exxon Mobil Corp.	14,200	1,231,566
Anadarko Petroleum Corp.	15,200	1,190,768
National Oilwell Varco, Inc.	12,900	1,025,163

Total Energy		3,447,497

Consumer Staples—6.6%
CVS Caremark Corp.	27,000	1,209,600
Estee Lauder Companies, Inc. — Class A	17,400	1,077,756

Total Consumer Staples		2,287,356

Health Care—6.0%
Covidien plc	19,300	1,055,324
Mylan, Inc.*	43,750	1,025,938

Total Health Care		2,081,262

Financials—5.4%
Wells Fargo & Co.	32,440	1,107,502
MetLife, Inc.	20,680	772,398

Total Financials		1,879,900

Materials—4.8%
EI du Pont de Nemours & Co.	19,300	1,020,970
CF Industries Holdings, Inc.	3,540	646,581

Total Materials		1,667,551

Total Common Stocks (Cost $29,515,633)		33,361,174

VALUE
Total Investments—96.1% (Cost $29,515,633)	$33,361,174

Other Assets & Liabilities, net—3.9%	1,369,170

Total Net Assets—100.0%	$34,730,344

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

LARGE CAP CONCENTRATED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $29,515,633)	$33,361,174
Cash	993,204
Prepaid expenses	48,160
Receivables:
Securities sold	1,082,049
Investment advisor	22,196
Fund shares sold	7,207
Dividends	5,484

Total assets	35,519,474

LIABILITIES:
Payable for:
Securities purchased	726,541
Management fees	21,691
Transfer agent/maintenance fees	12,764
Distribution and service fees	11,265
Fund accounting/administration fees	2,748
Fund shares redeemed	599
Directors’ fees*	267
Miscellaneous	13,255

Total liabilities	789,130

NET ASSETS	$34,730,344

NET ASSETS CONSIST OF:
Paid in capital	$37,125,218
Accumulated net investment loss	(31,161)
Accumulated net realized loss on investments	(6,209,254)
Net unrealized appreciation on investments	3,845,541

Net Assets	$34,730,344

A-CLASS:
Net Assets	$28,296,038
Capital shares outstanding	2,991,227
Net asset value per share	$9.46

Maximum offering price per share (Net asset value divided by 95.25%)	$9.93

B-CLASS:
Net Assets	$3,087,636
Capital shares outstanding	360,293
Net asset value per share	$8.57

C-CLASS:
Net Assets	$3,336,375
Capital shares outstanding	387,710
Net asset value per share	$8.61

INSTITUTIONAL CLASS:
Net Assets	$10,295
Capital shares outstanding	1,088
Net asset value per share	$9.46

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$209,606
Interest	64

Total investment income	209,670

EXPENSES:
Management fees	121,146
Transfer agent/maintenance fees
A-Class	72,095
B-Class	11,600
C-Class	7,645
Institutional Class	5
Distribution and service fees:
A-Class	32,824
B-Class	14,891
C-Class	15,333
Fund accounting/administration fees	15,345
Registration fees	18,826
Custodian fees	2,124
Directors’ fees*	1,464
Miscellaneous	20,892

Total expenses	334,190
Less:
Expenses waived by Advisor	(93,359)

Net expenses	240,831

Net investment loss	(31,161)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,671,856

Net realized gain	1,671,856

Net change in unrealized appreciation (depreciation) on:
Investments	6,241,728

Net change in unrealized appreciation (depreciation)	6,241,728

Net realized and unrealized gain	7,913,584

Net increase in net assets resulting from operations	$7,882,423

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CONCENTRATED GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(31,161)	$(149,480)
Net realized gain on investments	1,671,856	5,536,174
Net change in unrealized appreciation (depreciation) on investments	6,241,728	(5,217,813)

Net increase in net assets resulting from operations	7,882,423	168,881

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	—	(136,272)

Total distributions to shareholders	—	(136,272)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	2,997,682	6,625,536
B-Class	53,631	432,234
C-Class	191,176	912,085
Institutional Class[1]	10,000	—
Distributions reinvested
A-Class	—	135,329
Cost of shares redeemed
A-Class	(4,480,821)	(12,415,678)
B-Class	(563,485)	(2,268,242)
C-Class	(350,205)	(1,408,613)
Institutional Class[1]	—	—

Net decrease from capital share transactions	(2,142,022)	(7,987,349)

Net increase (decrease) in Net Assets	5,740,401	(7,954,740)

NET ASSETS:
Beginning of period	28,989,943	36,944,683

End of period	$34,730,344	$28,989,943

Accumulated net investment loss at end of period	$(31,161)	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	359,532	770,941
B-Class	7,339	55,464
C-Class	24,677	115,065
Institutional Class[1]	1,088	—
Shares issued from reinvestment of distributions
A-Class	—	16,034
Shares redeemed
A-Class	(526,743)	(1,435,726)
B-Class	(74,342)	(287,335)
C-Class	(45,471)	(177,984)
Institutional Class[1]	—	—

Net decrease in shares	(253,920)	(943,541)

[1]	Since commencement of operations: March 1, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

LARGE CAP CONCENTRATED GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$7.40	$7.63	$6.95	$6.91	$10.66	$9.86

Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[c]	(.02)	.04	.01	(.02)	(.01)
Net gain (loss) on investments (realized and unrealized)	2.06	(.17)	.64	.03	(2.87)	.81

Total from investment operations	2.06	(.19)	.68	.04	(2.89)	.80

Less distributions from:
Net investment income	—	(.04)	—	—	—	—
Net realized gains	—	—	—	—	(.86)	—

Total distributions	—	(.04)	—	—	(.86)	—

Net asset value, end of period	$9.46	$7.40	$7.63	$6.95	$6.91	$10.66

Total Return[d]	27.84%	(2.59%)	9.78%	0.58%	(28.85%)	8.11%

Ratios/Supplemental Data
Net Assets, end of period (in thousands)	$28,296	$23,358	$29,059	$22,425	$23,723	$30,375

Ratios to average Net Assets:
Net investment income (loss)	(0.05%)	(0.22%)	0.52%	0.09%	(0.20%)	(0.10%)
Total expenses	1.91%	1.70%	1.73%	2.04%	1.72%	1.57%
Net expenses[e]	1.35%	1.35%	1.35%	1.35%	1.35%	1.40%

Portfolio turnover rate	99%	158%	190%	134%	198%[g]	21%

B-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$6.72	$6.96	$6.39	$6.40	$10.01	$9.33

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.08)	(.02)	(.03)	(.08)	(.09)
Net gain (loss) on investments (realized and unrealized)	1.88	(.16)	.59	.02	(2.67)	.77

Total from investment operations	1.85	(.24)	.57	(.01)	(2.75)	.68

Less distributions from:
Net realized gains	—	—	—	—	(.86)	—

Total distributions	—	—	—	—	(.86)	—

Net asset value, end of period	$8.57	$6.72	$6.96	$6.39	$6.40	$10.01

Total Return[d]	27.53%	(3.45%)	8.92%	(0.16%)	(29.36%)	7.29%

Ratios/Supplemental Data
Net Assets, end of period (in thousands)	$3,088	$2,873	$4,590	$5,740	$7,394	$10,868

Ratios to average Net Assets:
Net investment loss	(0.79%)	(0.97%)	(0.31%)	(0.66%)	(0.95%)	(0.88%)
Total expenses	2.90%	2.46%	2.48%	2.79%	2.47%	2.32%
Net expenses[e]	2.10%	2.10%	2.10%	2.10%	2.10%	2.15%

Portfolio turnover rate	99%	158%	190%	134%	198%[g]	21%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CONCENTRATED GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$6.75	$6.99	$6.41	$6.42	$10.04	$9.36

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.08)	(.02)	(.03)	(.08)	(.08)
Net gain (loss) on investments (realized and unrealized)	1.89	(.16)	.60	.02	(2.68)	.76

Total from investment operations	1.86	(.24)	.58	(.01)	(2.76)	.68

Less distributions from:
Net realized gains	—	—	—	—	(.86)	—

Total distributions	—	—	—	—	(.86)	—

Net asset value, end of period	$8.61	$6.75	$6.99	$6.41	$6.42	$10.04

Total Return[d]	27.56%	(3.43%)	9.05%	(0.16%)	(29.37%)	7.26%

Ratios/Supplemental Data
Net Assets, end of period (in thousands)	$3,336	$2,758	$3,296	$3,742	$5,501	$11,245

Ratios to average Net Assets:
Net investment loss	(0.80%)	(0.97%)	(0.27%)	(0.66%)	(0.92%)	(0.86%)
Total expenses	2.62%	2.46%	2.48%	2.78%	2.46%	2.32%
Net expenses[e]	2.10%	2.10%	2.10%	2.10%	2.10%	2.15%

Portfolio turnover rate	99%	158%	190%	134%	198%[g]	21%

Institutional Class	Period Ended March 31, 2012[a,f]
Per Share Data
Net asset value, beginning of period	$9.19

Income (loss) from investment operations:
Net investment loss[b]	(.01)
Net gain on investments (realized and unrealized)	.28

Total from investment operations	.27
Net asset value, end of period	$9.46

Total Return[d]	2.94%

Ratios/Supplemental Data
Net Assets, end of period (in thousands)	$10

Ratios to average Net Assets:
Net investment loss	(0.69%)
Total expenses[h]	1.90%
Net expenses[e,h]	1.09%

Portfolio turnover rate	99%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Significant variation in the portfolio turnover rate is due to the Investment Manager’s appointment of new portfolio managers for the Fund.
[h]	Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)	March 31, 2012

MSCI EAFE EQUAL WEIGHT FUND

OBJECTIVE: Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 1, 1993
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
iShares MSCI EAFE Index Fund	5.0%
iShares MSCI Japan Index Fund	0.9%
Vanguard MSCI EAFE ETF	0.9%
Guggenheim MSCI EAFE Equal Weight ETF	0.3%
Veolia Environnement S.A.	0.1%
Hellenic Telecommunications Organization S.A.	0.1%
Essar Energy plc	0.1%
Ryanair Holdings plc ADR	0.1%
Cobham plc	0.1%
JGC Corp.	0.1%

Top Ten Total	7.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

54  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
COMMON STOCKS†—94.8%

Financials—20.9%
QBE Insurance Group Ltd.	6,218	$91,263
Mitsubishi Estate Company Ltd.	5,000	89,140
Japan Prime Realty Investment Corp.	31	89,080
Admiral Group plc	4,657	88,350
London Stock Exchange Group plc	5,195	85,842
Bank Hapoalim BM	23,340	85,700
3i Group plc	24,876	85,116
Bank of Yokohama Ltd.	17,000	85,010
CNP Assurances	5,407	84,378
Wing Hang Bank Ltd.	8,490	84,346
Corio N.V.	1,595	84,137
Klepierre	2,424	84,059
Natixis	21,841	84,043
KBC Groep N.V.	3,336	83,695
Eurazeo	1,643	83,601
ICADE	936	83,507
Fonciere Des Regions	1,039	83,466
Legal & General Group plc	39,933	83,424
Nomura Real Estate Office Fund, Inc. — Class A	14	83,283
Aeon Credit Service Company Ltd.	5,290	83,193
Mizrahi Tefahot Bank Ltd.*	9,225	83,115
Credit Saison Company Ltd.	4,090	82,749
GAM Holding AG*	5,673	82,641
Shizuoka Bank Ltd.	8,000	82,329
Land Securities Group plc	7,123	82,265
Zurich Financial Services AG*	306	82,237
Swiss Re AG*	1,285	82,065
Deutsche Bank AG	1,647	81,950
Gecina S.A.	783	81,814
Suruga Bank Ltd.	8,000	81,652
Bank of Kyoto Ltd.	9,000	81,640
Dai-ichi Life Insurance Company Ltd.	59	81,455
Aeon Mall Company Ltd.	3,500	81,297
Aegon N.V.*	14,626	81,231
City Developments Ltd.	8,990	81,167
Chugoku Bank Ltd.	6,000	81,097
Hammerson plc	12,187	81,000
Swiss Life Holding AG*	680	80,904
Daito Trust Construction Company Ltd.	900	80,771
Prudential plc	6,753	80,747
CapitaMalls Asia Ltd.	61,940	80,560
Macquarie Group Ltd.	2,673	80,513
Tryg A	1,424	80,291
Groupe Bruxelles Lambert S.A.	1,037	80,277
Ratos AB — Class B	5,778	80,217
Hannover Rueckversicherung AG	1,348	80,080
First Pacific Co. Ltd.	72,123	79,965
Fukuoka Financial Group, Inc.	18,000	79,792
Partners Group Holding AG	408	79,593
Shinsei Bank Ltd.	60,920	79,470
Investment AB Kinnevik — Class B	3,415	79,440
CapitaLand Ltd.	32,000	79,421
Daiwa House Industry Company Ltd.	6,000	79,285
Japan Real Estate Investment Corp.	9	79,249
IMMOFINANZ AG*	21,799	79,200

	SHARES	VALUE
Credit Suisse Group AG	2,778	$79,182
Muenchener Rueckversicherungs AG	524	79,011
DNB ASA	6,145	79,002
Unibail-Rodamco SE	395	79,000
NTT Urban Development Corp.	97	78,968
DBS Group Holdings Ltd.	7,000	78,960
CapitaMall Trust	54,950	78,900
Westpac Banking Corp.	3,475	78,790
T&D Holdings, Inc.	6,800	78,768
Bank Leumi Le-Israel BM	25,002	78,727
Global Logistic Properties Ltd.*	44,950	78,665
Gjensidige Forsikring ASA	6,648	78,522
AXA S.A.	4,735	78,501
Westfield Retail Trust	29,348	78,428
Swire Pacific Ltd. — Class A	6,990	78,356
Schroders plc	3,102	78,350
Australia & New Zealand Banking Group Ltd.	3,252	78,348
Tokyu Land Corp.	16,000	78,270
Insurance Australia Group Ltd.	22,214	78,230
National Australia Bank Ltd.	3,070	78,225
Man Group plc	36,278	78,168
British Land Company plc	10,183	78,154
Baloise Holding AG	970	78,120
Link REIT	20,980	78,078
Oversea-Chinese Banking Corporation Ltd.	10,990	77,982
Sampo Oyj — Class A	2,696	77,922
Joyo Bank Ltd.	17,000	77,823
Segro plc	20,695	77,695
Ageas	35,313	77,620
Hiroshima Bank Ltd.	17,000	77,618
AIA Group Ltd.	21,180	77,595
ICAP plc	12,344	77,541
SCOR SE	2,865	77,419
Nomura Real Estate Holdings, Inc.	4,390	77,365
ASX Ltd.	2,249	77,339
Singapore Exchange Ltd.	14,000	77,289
Keppel Land Ltd.	28,000	77,288
Julius Baer Group Ltd.*	1,910	77,102
AMP Ltd.	17,230	77,097
Ascendas Real Estate Investment Trust	47,950	77,050
Goodman Group*	107,756	77,012
Old Mutual plc	30,360	76,974
Hang Seng Bank Ltd.	5,790	76,946
Hang Lung Properties Ltd.	21,000	76,935
Resolution Ltd.	18,399	76,904
Tokio Marine Holdings, Inc.	2,800	76,806
Seven Bank Ltd.	35,100	76,738
Randstad Holding N.V.	2,033	76,710
Raiffeisen Bank International AG	2,169	76,664
Hachijuni Bank Ltd.	13,000	76,628
Deutsche Boerse AG	1,138	76,621
Chiba Bank Ltd.	12,000	76,531
Mitsubishi UFJ Lease & Finance Company Ltd.	1,740	76,502
Mitsui Fudosan Company Ltd.	4,000	76,483
Banco Popolare SC	40,294	76,423
Kerry Properties Ltd.	16,980	76,421
Sony Financial Holdings, Inc.	4,300	76,350

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Capital Shopping Centres Group plc	14,392	$76,271
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,727	76,175
Israel Discount Bank Ltd. — Class A*	57,556	76,171
Standard Life plc	20,713	76,073
Investor AB — Class B	3,430	76,056
Suncorp Group Ltd.	8,741	76,052
Exor SpA	3,011	76,023
Nippon Building Fund, Inc.	8	75,951
BOC Hong Kong Holdings Ltd.	27,470	75,877
Japan Retail Fund Investment Corp.	51	75,708
Sumitomo Mitsui Financial Group, Inc.	2,300	75,648
Royal Bank of Scotland Group plc*	170,901	75,534
Westfield Group	8,251	75,464
Mizuho Financial Group, Inc.	46,250	75,417
Commonwealth Bank of Australia	1,453	75,400
ORIX Corp.	790	75,384
Danske Bank A*	4,450	75,369
UOL Group Ltd.	19,980	75,336
UBS AG*	5,373	75,295
HSBC Holdings plc	8,481	75,253
Allianz AG	630	75,180
Industrivarden AB — Class C	5,056	75,123
Aozora Bank Ltd.	26,000	75,057
Mitsubishi UFJ Financial Group, Inc.	15,080	75,045
Government Properties Trust, Inc.	23,214	75,020
Commerzbank AG*	29,646	75,010
RSA Insurance Group plc	44,815	74,913
Gunma Bank Ltd.	14,000	74,912
SBI Holdings, Inc.*	794	74,902
CFS Retail Property Trust	40,333	74,780
Bank of East Asia Ltd.	19,780	74,376
Standard Chartered plc	2,977	74,288
Barclays plc	19,688	74,072
Investec plc	12,108	74,025
Pargesa Holding S.A.	1,028	73,909
MS&AD Insurance Group Holdings	3,600	73,878
UniCredit SpA	14,746	73,873
BNP Paribas S.A.	1,555	73,783
Svenska Handelsbanken AB — Class A	2,314	73,765
NKSJ Holdings, Inc.	3,300	73,741
Lend Lease Group	9,525	73,698
Skandinaviska Enskilda Banken AB — Class A	10,351	73,534
Mirvac Group REIT	60,669	73,523
Nishi-Nippon City Bank Ltd.	26,000	73,487
Bendigo and Adelaide Bank Ltd.	9,151	73,458
Lloyds Banking Group plc*	136,463	73,356
Pohjola Bank plc — Class A	6,600	73,108
Resona Holdings, Inc.	15,880	73,080
Assicurazioni Generali SpA	4,699	72,953
Nordea Bank AB	8,015	72,870
Credit Agricole S.A.	11,723	72,863
United Overseas Bank Ltd.	4,990	72,839
Mapfre S.A.	22,597	72,756
Yamaguchi Financial Group, Inc.	8,000	72,666
Hokuhoku Financial Group, Inc.	37,960	72,445
Sumitomo Realty & Development Company Ltd.	3,000	72,291

	SHARES	VALUE
ING Groep N.V.*	8,657	$72,131
Nomura Holdings, Inc.	16,300	72,059
Hysan Development Company Ltd.	17,980	72,007
Dexus Property Group	79,775	71,888
Henderson Land Development Company Ltd.	12,990	71,678
Erste Group Bank AG	3,103	71,558
Intesa Sanpaolo SpA	46,195	71,287
Hang Lung Group Ltd.	10,990	71,115
Daiwa Securities Group, Inc.	18,000	71,096
Iyo Bank Ltd.	8,000	70,830
Wharf Holdings Ltd.	12,990	70,591
Delta Lloyd N.V.	4,012	70,528
Stockland	23,140	70,466
Banco Santander S.A.	9,139	70,333
Swedbank AB — Class A	4,519	70,217
Sumitomo Mitsui Trust Holdings, Inc.	21,980	70,090
Sino Land Company Ltd.	43,400	69,301
Wheelock & Company Ltd.	22,980	69,245
Aviva plc	13,044	69,148
Intesa Sanpaolo SpA	38,537	69,081
Hong Kong Exchanges and Clearing Ltd.	4,100	68,900
Societe Generale S.A.	2,350	68,847
New World Development Co. Ltd.	57,000	68,483
Bankia S.A.*	18,826	68,198
Mediobanca SpA	11,558	67,891
Unione di Banche Italiane SCPA	16,012	67,871
Banco Popular Espanol S.A.	18,838	67,588
Banco Bilbao Vizcaya Argentaria S.A.	8,477	67,466
Banco de Sabadell S.A.	23,796	64,810
Cheung Kong Holdings Ltd.	5,000	64,580
Banco Espirito Santo S.A.	34,821	63,628
CaixaBank	15,963	62,149
Sun Hung Kai Properties Ltd.	5,000	62,133
Banca Carige SpA	47,181	61,922
Banca Monte dei Paschi di Siena SpA	146,479	61,757
National Bank of Greece S.A.*	23,925	61,268
Bankinter S.A.	11,553	60,604

Total Financials		15,661,008

Industrials—18.6%
Ryanair Holdings plc ADR*	2,645	95,961
Cobham plc	25,921	94,951
JGC Corp.	3,000	92,947
MAN SE	671	89,343
Chiyoda Corp.	6,990	88,737
FANUC Corp.	500	88,657
Safran S.A.	2,371	87,139
European Aeronautic Defence and Space Company N.V.	2,122	86,904
International Consolidated Airlines Group S.A.*	30,333	86,781
Intertek Group plc	2,133	85,641
NGK Insulators Ltd.	6,000	85,589
Campbell Brothers Ltd.	1,224	85,234
Edenred	2,830	85,155
Keisei Electric Railway Company Ltd.	11,000	85,035
Bunzl plc	5,240	84,072
Deutsche Post AG	4,363	84,001
Brenntag AG	683	83,645

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Babcock International Group plc	6,545	$83,337
Secom Company Ltd.	1,700	83,162
TOTO Ltd.	11,000	82,777
Mitsubishi Logistics Corp.	7,000	82,606
Mitsubishi Heavy Industries Ltd.	16,980	82,244
Sydney Airport	27,556	81,917
Hitachi Construction Machinery Company Ltd.	3,700	81,830
Dai Nippon Printing Company Ltd.	8,000	81,749
Orient Overseas International Ltd.	11,490	81,748
Scania AB — Class B	3,927	81,675
Elbit Systems Ltd.	2,103	81,585
Wartsila Oyj	2,159	81,436
JTEKT Corp.	6,790	81,277
Meggitt plc	12,563	81,148
Neptune Orient Lines Ltd.	72,000	81,044
Bureau Veritas S.A.	918	80,811
Sumitomo Electric Industries Ltd.	5,890	80,605
ComfortDelGro Corporation Ltd.	64,930	80,575
Assa Abloy AB — Class B	2,565	80,564
Experian plc	5,157	80,389
Singapore Technologies Engineering Ltd.	31,000	80,145
Hutchison Whampoa Ltd.	8,000	79,943
Fraser and Neave Ltd.	14,980	79,839
SGS S.A.	41	79,756
SembCorp Marine Ltd.	18,980	79,719
SembCorp Industries Ltd.	18,980	79,719
Tobu Railway Company Ltd.	15,000	79,539
Koninklijke Vopak N.V.	1,380	79,505
SMC Corp.	500	79,478
Hino Motors Ltd.	11,000	79,454
Qantas Airways Ltd.*	42,974	79,454
Delek Group Ltd.	406	79,420
Marubeni Corp.	11,000	79,321
Toyota Tsusho Corp.	3,890	79,172
Keio Corp.	11,000	78,790
Keikyu Corp.	9,000	78,705
MTR Corp. Ltd.	21,980	78,686
Keppel Corporation Ltd.	8,990	78,594
Nippon Yusen KK	25,000	78,512
Sulzer AG	551	78,313
Rolls-Royce Holdings plc*	6,016	78,141
Thales S.A.	2,086	78,070
Toppan Printing Company Ltd.	10,000	78,029
Nippon Express Company Ltd.	20,000	78,029
Volvo AB — Class B	5,354	78,013
Aggreko plc	2,167	77,959
Balfour Beatty plc	17,066	77,911
Sumitomo Heavy Industries Ltd.	14,000	77,787
Prysmian SpA	4,417	77,647
GEA Group AG	2,247	77,502
Groupe Eurotunnel S.A.	8,923	77,501
Vinci S.A.	1,486	77,496
JS Group Corp.	3,700	77,450
Adecco S.A.*	1,478	77,445
Siemens AG	767	77,329
Toll Holdings Ltd.	12,711	77,284
Kinden Corp.	10,000	77,183

	SHARES	VALUE
Yangzijiang Shipbuilding Holdings Ltd.	72,940	$77,170
Aeroports de Paris	940	77,156
Singapore Airlines Ltd.	9,000	77,106
Mabuchi Motor Company Ltd.	1,700	77,105
Alfa Laval AB	3,744	77,020
NSK Ltd.	10,000	76,942
Abertis Infraestructuras S.A.	4,519	76,939
Deutsche Lufthansa AG	5,495	76,919
Koninklijke Boskalis Westminster N.V.	2,047	76,897
Kubota Corp.	8,000	76,821
Wendel S.A.	899	76,800
Noble Group Ltd.	69,950	76,789
GS Yuasa Corp.	14,000	76,773
Fiat Industrial SpA*	7,191	76,730
Societe BIC S.A.	764	76,670
Legrand S.A.	2,080	76,542
Sumitomo Corp.	5,290	76,420
Capita plc	6,523	76,379
Fuji Electric Company Ltd.	29,000	76,362
West Japan Railway Co.	1,900	76,308
Shimizu Corp.	19,000	76,193
Makita Corp.	1,900	76,193
Kintetsu Corp.	20,000	76,096
Wolseley plc	1,995	76,079
Kuehne + Nagel International AG	562	76,017
Kajima Corp.	24,970	76,005
Tokyu Corp.	16,000	75,951
Securitas AB — Class B	7,872	75,913
Cathay Pacific Airways Ltd.	40,970	75,866
Smiths Group plc	4,510	75,822
IHI Corp.	30,000	75,734
Taisei Corp.	29,000	75,661
DSV A	3,336	75,634
Odakyu Electric Railway Company Ltd.	8,000	75,565
ABB Ltd.*	3,683	75,561
Yamato Holdings Company Ltd.	4,890	75,544
TNT Express N.V.	6,115	75,525
East Japan Railway Co.	1,200	75,516
All Nippon Airways Company Ltd.	25,000	75,492
Auckland International Airport Ltd.	37,449	75,428
Schindler Holding AG	630	75,304
Eiffage S.A.	1,946	75,296
Fraport AG Frankfurt Airport Services Worldwide	1,202	75,270
Serco Group plc	8,676	75,220
Finmeccanica SpA	13,829	74,886
N.V. Bekaert S.A.	2,323	74,841
Schindler Holding AG—Participation Certificate	622	74,830
Asciano Ltd.	14,734	74,780
Atlantia SpA	4,500	74,725
Kawasaki Kisen Kaisha Ltd.*	33,980	74,699
Kamigumi Company Ltd.	9,000	74,466
Geberit AG*	355	74,288
Transurban Group	12,801	74,251
Vestas Wind Systems A*	7,317	74,225
Hutchison Port Holdings Trust	97,000	74,205
ITOCHU Corp.	6,800	74,168
Central Japan Railway Co.	9	74,139

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Amada Company Ltd.	11,000	$74,139
Cosco Corporation Singapore Ltd.	80,000	74,139
Obayashi Corp.	17,000	74,127
Komatsu Ltd.	2,600	74,084
G4S plc	16,993	74,045
Mitsui OSK Lines Ltd.	17,000	73,922
BAE Systems plc	15,386	73,786
AP Moeller—Maersk A — Class A*	10	73,554
Schneider Electric S.A.	1,125	73,510
Kurita Water Industries Ltd.	3,000	73,487
Koninklijke Philips Electronics N.V.*	3,622	73,430
Kawasaki Heavy Industries Ltd.	24,000	73,342
Invensys plc	22,999	73,174
Brambles Ltd.	9,945	73,136
Orkla ASA	9,230	73,046
Skanska AB — Class B	4,207	72,937
Sojitz Corp.	40,800	72,936
Nidec Corp.	800	72,859
Zardoya Otis S.A.	5,618	72,759
Hopewell Holdings Ltd.	26,500	72,686
SKF AB — Class B	2,971	72,525
Mitsui & Company Ltd.	4,400	72,120
Mitsubishi Corp.	3,100	71,893
NTN Corp.	17,000	71,869
THK Company Ltd.	3,500	71,150
Cie de St.-Gobain	1,592	71,101
Bouygues S.A.	2,323	71,046
QR National Ltd.	18,371	70,976
Atlas Copco AB — Class A	2,930	70,904
Atlas Copco AB — Class B	3,287	70,848
Daikin Industries Ltd.	2,600	70,755
Mitsubishi Electric Corp.	8,000	70,733
Sandvik AB	4,880	70,442
NWS Holdings Ltd.	46,000	70,372
Ushio, Inc.	5,000	70,238
Kone Oyj — Class B	1,260	70,197
AP Moeller—Maersk A — Class B*	9	69,489
Alstom S.A.	1,775	69,272
Ferrovial S.A.	6,012	69,105
Furukawa Electric Company Ltd.	26,000	69,090
Metso Oyj	1,604	68,567
Japan Steel Works Ltd.	10,000	68,487
Vallourec S.A.	1,071	67,853
Asahi Glass Company Ltd.	8,000	67,834
Nabtesco Corp.	3,300	67,682
Nippon Sheet Glass Company Ltd.	43,980	67,465
Fomento de Construcciones y Contratas S.A.	2,937	65,615
ACS Actividades de Construccion y
Servicios S.A.	2,524	64,602
Hochtief AG	1,037	62,918
Leighton Holdings Ltd.	2,814	62,141
Weir Group plc	2,181	61,507
Rolls-Royce Holdings plc — Class C*,††	544,962	872

Total Industrials		13,959,113

Consumer Discretionary—13.8%
Takashimaya Company Ltd.	11,000	91,279
Fast Retailing Company Ltd.	400	91,122

	SHARES	VALUE
Shimamura Company Ltd.	800	$89,479
J Front Retailing Company Ltd.	16,000	89,286
Galaxy Entertainment Group Ltd.*	31,960	88,279
Nikon Corp.	2,900	87,991
Wynn Macau Ltd.	29,980	87,636
Pirelli & C SpA	7,246	86,208
ITV plc	60,872	85,979
Sega Sammy Holdings, Inc.	4,100	85,872
Oriental Land Company Ltd.	800	85,711
NGK Spark Plug Company Ltd.	6,000	85,591
JCDecaux S.A.*	2,798	85,498
Modern Times Group AB — Class B	1,548	85,263
Kingfisher plc	17,345	85,095
Benesse Holdings, Inc.	1,700	84,702
Whitbread plc	2,863	84,404
Shimano, Inc.	1,400	84,298
Next plc	1,767	84,287
Marks & Spencer Group plc	13,797	83,623
Isetan Mitsukoshi Holdings Ltd.	7,090	83,240
Carnival plc	2,604	83,183
WPP plc	6,083	83,147
Yamaha Corp.	7,990	82,805
Nokian Renkaat Oyj	1,699	82,803
Dentsu, Inc.	2,600	82,783
ABC-Mart, Inc.	2,200	82,776
Sands China Ltd.	21,170	82,738
NOK Corp.	3,800	82,619
Kabel Deutschland Holding AG*	1,335	82,459
Yue Yuen Industrial Holdings Ltd.	23,480	82,393
OPAP S.A.	8,482	82,246
Burberry Group plc	3,432	82,129
Isuzu Motors Ltd.	14,000	82,014
Toyota Motor Corp.	1,900	81,930
Sodexo	995	81,697
Rakuten, Inc.	78	81,684
Marui Group Company Ltd.	9,800	81,677
Nitori Holdings Company Ltd.	900	81,314
Luxottica Group SpA	2,245	81,296
Singapore Press Holdings Ltd.	26,000	81,074
USS Company Ltd.	800	81,073
Koito Manufacturing Company Ltd.	5,000	80,867
Sumitomo Rubber Industries Ltd.	6,090	80,842
Toho Company Ltd.	4,400	80,730
Cie Generale des Etablissements Michelin — Class B	1,083	80,645
Intercontinental Hotels Group plc	3,471	80,619
Axel Springer AG	1,595	80,564
Compass Group plc	7,666	80,382
Fuji Heavy Industries Ltd.	10,000	80,324
Sharp Corp.	11,000	80,252
Jupiter Telecommunications Company Ltd.	80	80,106
Bridgestone Corp.	3,300	79,959
Genting Singapore plc*	58,950	79,954
SES S.A.	3,216	79,805
Toyoda Gosei Company Ltd.	4,100	79,781
Nissan Motor Company Ltd.	7,490	79,704
Cie Financiere Richemont S.A.	1,271	79,693

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Inditex S.A.	831	$79,603
NHK Spring Company Ltd.	7,400	79,551
Rinnai Corp.	1,100	79,188
Namco Bandai Holdings, Inc.	5,490	79,177
Casio Computer Co. Ltd.*	11,090	79,166
Hakuhodo DY Holdings, Inc.	1,260	79,140
Lagardere SCA	2,565	79,131
Autogrill SpA	7,481	78,976
Swatch Group AG/REG	982	78,923
Mazda Motor Corp.*	45,000	78,814
Continental AG*	834	78,722
Swatch Group AG	171	78,709
Accor S.A.	2,198	78,480
Sankyo Company Ltd.	1,600	78,464
Reed Elsevier N.V.	6,139	78,409
Sekisui House Ltd.	8,000	78,367
Crown Ltd.	8,699	78,300
SKYCITY Entertainment Group Ltd.	24,215	78,116
Sekisui Chemical Company Ltd.	9,000	78,053
LVMH Moet Hennessy Louis Vuitton S.A.	454	78,023
Li & Fung Ltd.	33,960	77,929
ProSiebenSat.1 Media AG	3,027	77,800
Reed Elsevier plc	8,770	77,789
Publicis Groupe S.A.	1,407	77,570
SJM Holdings Ltd.	37,970	77,254
PPR	449	77,254
Aisin Seiki Company Ltd.	2,200	77,222
Societe Television Francaise 1	6,304	77,195
Panasonic Corp.	8,390	77,120
McDonald’s Holdings Company Japan Ltd.	2,900	76,922
Jardine Cycle & Carriage Ltd.	2,000	76,828
Denso Corp.	2,300	76,815
British Sky Broadcasting Group plc	7,087	76,635
Hennes & Mauritz AB — Class B	2,113	76,460
Suzuki Motor Corp.	3,200	76,415
Husqvarna AB — Class B	12,656	76,346
Echo Entertainment Group Ltd.	16,789	76,341
Electrolux AB	3,608	76,295
Adidas AG	977	76,284
TUI Travel plc	24,270	76,170
Wolters Kluwer N.V.	4,017	76,081
Lifestyle International Holdings Ltd.	29,970	76,029
Honda Motor Company Ltd.	2,000	75,975
Renault S.A.	1,438	75,808
Bayerische Motoren Werke AG	1,276	75,794
Christian Dior S.A.	493	75,651
Toyota Industries Corp.	2,500	75,371
Yamada Denki Company Ltd.	1,200	74,937
Eutelsat Communications S.A.	2,020	74,684
Shangri-La Asia Ltd.	33,970	74,278
Sony Corp.	3,600	74,096
Fiat SpA	12,581	73,967
Bayerische Motoren Werke AG	817	73,478
Daihatsu Motor Company Ltd.	4,000	73,246
Volkswagen AG	454	73,209
Daimler AG	1,210	72,963
Tatts Group Ltd.	28,312	72,726

	SHARES	VALUE
TABCORP Holdings Ltd.	25,785	$72,645
Pearson plc	3,897	72,560
Volkswagen AG	412	72,454
Sanoma Oyj	5,602	71,730
Stanley Electric Company Ltd.	4,500	71,476
Mitsubishi Motors Corp.*	62,930	71,451
Asics Corp.	6,290	71,113
Yamaha Motor Company Ltd.	5,300	70,995
Toyota Boshoku Corp.	5,990	70,615
Sanrio Co. Ltd.	1,800	70,226
Harvey Norman Holdings Ltd.	33,580	69,911
Porsche Automobil Holding SE	1,183	69,820
GKN plc	20,704	68,257
Fairfax Media Ltd.	90,813	68,196
Mediaset SpA	24,393	67,282
Peugeot S.A.	3,622	58,334

Total Consumer Discretionary		10,324,224

Materials—10.0%
OneSteel Ltd.	70,436	90,466
HeidelbergCement AG	1,445	87,471
Kaneka Corp.	14,000	84,382
Lanxess AG	1,003	82,916
Maruichi Steel Tube Ltd.	3,500	81,677
Toray Industries, Inc.	11,000	81,580
Linde AG	454	81,474
Shin-Etsu Chemical Company Ltd.	1,400	80,831
Israel Corporation Ltd.	120	80,781
Kansai Paint Company Ltd.	8,000	80,686
Fortescue Metals Group Ltd.	13,394	80,604
Umicore S.A.	1,456	80,214
Mitsubishi Gas Chemical Company, Inc.	12,000	80,155
Rexam plc	11,693	80,055
Iluka Resources Ltd.	4,336	79,897
Syngenta AG*	231	79,866
Fletcher Building Ltd.	14,453	79,759
Showa Denko KK	35,000	79,478
Johnson Matthey plc	2,088	78,757
Koninklijke DSM N.V.	1,359	78,640
Orica Ltd.	2,712	78,569
Air Liquide S.A.	589	78,528
Amcor Ltd.	10,168	78,357
Akzo Nobel N.V.	1,320	77,941
K+S AG	1,486	77,744
BASF SE	888	77,684
Taiyo Nippon Sanso Corp.	11,000	77,594
Israel Chemicals Ltd.	6,811	77,487
Lafarge S.A.	1,622	77,417
Air Water, Inc.	6,000	77,401
Arkema S.A.	830	77,349
Imerys S.A.	1,272	77,346
OJI Paper Company Ltd.	16,000	77,304
Daicel Corp.	12,000	77,256
Teijin Ltd.	23,000	77,232
Holcim Ltd.*	1,180	76,993
Svenska Cellulosa AB — Class B	4,424	76,632
Nitto Denko Corp.	1,900	76,537
Sumitomo Chemical Company Ltd.	18,000	76,531

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
JSR Corp.	3,800	$76,468
Givaudan S.A.*	79	76,138
Daido Steel Company Ltd.	11,000	76,132
Denki Kagaku Kogyo KK	19,000	75,963
Cimpor Cimentos de Portugal SGPS S.A.	11,384	75,919
Toyo Seikan Kaisha Ltd.	5,290	75,845
Sika AG	35	75,762
James Hardie Industries SE	9,512	75,666
JFE Holdings, Inc.	3,500	75,166
Nippon Paper Group, Inc.	3,600	74,922
Kuraray Company Ltd.	5,290	74,823
Solvay S.A.	631	74,710
Sumitomo Metal Industries Ltd.	36,960	74,554
Hitachi Metals Ltd.	6,000	74,502
Alumina Ltd.	58,223	74,479
Stora Enso Oyj	10,021	74,447
Asahi Kasei Corp.	12,000	74,067
Novozymes A — Class B	2,537	73,888
Nisshin Steel Company Ltd.	44,000	73,874
Hitachi Chemical Company Ltd.	4,100	73,789
UPM-Kymmene Oyj	5,417	73,768
Yara International ASA	1,544	73,652
Lonmin plc	4,493	73,380
Rio Tinto plc	1,328	73,192
Sims Metal Management Ltd.	4,806	73,127
Mitsubishi Materials Corp.	23,000	72,787
CRH plc	3,551	72,465
Tosoh Corp.	25,980	72,175
Rio Tinto Ltd.	1,061	71,873
BHP Billiton plc	2,352	71,747
Holmen AB — Class B	2,611	71,709
Voestalpine AG	2,126	71,500
Nippon Steel Corp.	26,000	71,289
Kobe Steel Ltd.	43,960	71,152
BHP Billiton Ltd.	1,976	70,837
Incitec Pivot Ltd.	21,681	70,739
Ube Industries Ltd.	26,000	70,661
Sumitomo Metal Mining Company Ltd.	5,000	70,238
Yamato Kogyo Company Ltd.	2,400	70,008
Mitsui Chemicals, Inc.	23,000	69,731
Glencore International plc	11,176	69,614
ThyssenKrupp AG	2,795	69,581
Mitsubishi Chemical Holdings Corp.	12,990	69,351
Acerinox S.A.	5,374	69,075
Salzgitter AG	1,251	68,569
Xstrata plc	4,013	68,558
Norsk Hydro ASA	12,582	68,526
ArcelorMittal	3,568	68,195
Boliden AB	4,322	67,875
Anglo American plc	1,810	67,649
Boral Ltd.	16,151	67,418
SSAB AB — Class A	7,110	67,221
Antofagasta plc	3,649	67,184
Fresnillo plc	2,615	66,844
OZ Minerals Ltd.	6,611	66,832
Wacker Chemie AG	752	66,308
Newcrest Mining Ltd.	2,090	64,251

	SHARES	VALUE
Vedanta Resources plc	3,250	$63,789
Lynas Corporation Ltd.*	55,966	63,476
Eurasian Natural Resources Corp. plc	6,597	62,525
Kazakhmys plc	4,192	60,853
Randgold Resources Ltd.	665	57,123

Total Materials		7,499,552

Consumer Staples—7.1%
Kirin Holdings Company Ltd.	7,000	90,554
Henkel AG & Company KGaA	1,435	89,574
Yakult Honsha Company Ltd.	2,600	89,346
Jeronimo Martins SGPS S.A.*	4,346	88,543
Henkel AG & Company KGaA	1,208	88,520
Ajinomoto Company, Inc.	6,990	87,639
Yamazaki Baking Company Ltd.	6,000	85,952
Anheuser-Busch InBev N.V.	1,166	85,193
FamilyMart Company Ltd.	2,000	84,551
Suedzucker AG	2,651	84,418
Kerry Group plc — Class A	1,823	84,372
L’Oreal S.A.	675	83,269
Seven & I Holdings Company Ltd.	2,800	83,131
Lawson, Inc.	1,300	81,809
Swedish Match AB	2,037	81,098
Heineken N.V.	1,456	80,932
Kikkoman Corp.	7,000	80,916
TESCO plc	15,323	80,886
Heineken Holding N.V.	1,720	80,523
Reckitt Benckiser Group plc	1,425	80,510
J Sainsbury plc	16,172	80,504
Golden Agri-Resources Ltd.	128,850	80,461
Lindt & Spruengli AG	25	80,315
WM Morrison Supermarkets plc	16,848	80,285
Distribuidora Internacional de Alimentacion S.A.*	16,179	80,209
Colruyt S.A.	1,993	80,119
Beiersdorf AG	1,226	80,003
Unicharm Corp.	1,500	79,176
Danone	1,133	79,034
Coca-Cola West Company Ltd.	4,500	78,869
Tate & Lyle plc	6,995	78,829
Japan Tobacco, Inc.	14	78,802
Imperial Tobacco Group plc	1,944	78,799
Olam International Ltd.	41,970	78,792
Carlsberg A — Class B	953	78,740
Kao Corp.	3,000	78,705
Casino Guichard Perrachon S.A.	798	78,656
MEIJI Holdings Company Ltd.	1,800	78,596
British American Tobacco plc	1,559	78,555
Nestle S.A.	1,248	78,527
Unilever plc	2,378	78,512
Nissin Foods Holdings Company Ltd.	2,100	78,506
Nisshin Seifun Group, Inc.	6,490	78,470
Unilever N.V.	2,305	78,442
Diageo plc	3,262	78,400
Coca Cola Hellenic Bottling Company S.A.*	4,090	78,281
Pernod-Ricard S.A.	748	78,217
Associated British Foods plc	4,000	77,997
Toyo Suisan Kaisha Ltd.	3,000	77,872

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Shiseido Company Ltd.	4,500	$77,618
Asahi Group Holdings Ltd.	3,500	77,491
Aeon Company Ltd.	5,890	77,405
Woolworths Ltd.	2,869	77,204
Koninklijke Ahold N.V.	5,569	77,175
Barry Callebaut AG*	77	77,154
Wesfarmers Ltd.	2,470	76,803
Coca-Cola Amatil Ltd.	5,942	76,748
Metcash Ltd.	17,190	76,562
Aryzta AG*	1,548	76,483
Nippon Meat Packers, Inc.	6,000	76,169
SABMiller plc	1,895	76,055
Metro AG	1,954	75,554
Carrefour S.A.	3,134	75,137
Lindt & Spruengli AG	2	74,432
Wilmar International Ltd.	19,000	74,059
Delhaize Group S.A.	1,404	73,875
Kesko Oyj — Class B*	2,267	73,566

Total Consumer Staples		5,351,899

Information Technology—6.5%
Hitachi Ltd.	14,000	89,794
Otsuka Corp.	1,100	89,419
NICE Systems Ltd.*	2,274	89,139
Sumco Corp.*	7,300	88,792
Advantest Corp.	5,600	88,204
Oracle Corporation Japan	2,300	87,372
Computershare Ltd.	9,328	86,956
STMicroelectronics N.V.	10,530	86,052
TDK Corp.	1,500	84,975
Dassault Systemes S.A.	913	84,012
Hirose Electric Company Ltd.	800	83,971
ASML Holding N.V.	1,662	83,083
Hamamatsu Photonics KK	2,200	83,041
Trend Micro, Inc.	2,700	82,934
Kyocera Corp.	900	82,401
Nomura Research Institute Ltd.	3,300	81,832
Ibiden Company Ltd.	3,200	81,826
Square Enix Holdings Company Ltd.	3,890	81,662
Seiko Epson Corp.	5,800	81,266
Shimadzu Corp.	9,000	81,206
Yokogawa Electric Corp.	8,000	80,879
NTT Data Corp.	23	80,815
Itochu Techno-Solutions Corp.	1,800	80,553
ARM Holdings plc	8,495	80,377
Canon, Inc.	1,700	80,288
ASM Pacific Technology Ltd.	5,500	80,245
Tokyo Electron Ltd.	1,400	80,070
Brother Industries Ltd.	5,890	79,823
SAP AG	1,142	79,753
Citizen Holdings Company Ltd.	12,590	79,685
Konami Corp.	2,800	79,343
Toshiba Corp.	18,000	79,140
Rohm Company Ltd.	1,600	78,947
Yahoo Japan Corp.	244	78,926
Hitachi High-Technologies Corp.	3,300	78,723
Konica Minolta Holdings, Inc.	8,990	78,509
Capital Gemini S.A.	1,746	78,154

	SHARES	VALUE
Ricoh Company Ltd.	8,000	$77,787
Amadeus IT Holding S.A. — Class A	4,111	77,587
Keyence Corp.	330	77,567
Telefonaktiebolaget LM Ericsson — Class B	7,482	77,523
Foxconn International Holdings Ltd.*	108,850	77,514
Infineon Technologies AG	7,565	77,350
Murata Manufacturing Company Ltd.	1,300	77,020
AtoS	1,329	76,656
Sage Group plc	15,815	75,691
Omron Corp.	3,500	75,251
Nintendo Company Ltd.	500	75,190
Yaskawa Electric Corp.	8,000	75,178
Hoya Corp.	3,300	74,100
Fujitsu Ltd.	14,000	73,729
Hexagon AB — Class B	3,786	73,478
United Internet AG	3,886	73,237
FUJIFILM Holdings Corp.	3,100	72,679
Nokia Oyj	13,267	72,232
Neopost S.A.	1,104	71,004
Nippon Electric Glass Company Ltd.	8,000	69,477
NEC Corp.*	32,000	66,868
Alcatel-Lucent*	29,401	66,861
Indra Sistemas S.A.	5,417	66,384
Gree, Inc.	2,600	65,605
Dena Company Ltd.	2,300	63,702
Elpida Memory, Inc.*	18,800	227

Total Information Technology		4,882,064

Health Care—5.7%
Elan Corporation plc*	6,142	89,909
Kyowa Hakko Kirin Company Ltd.	8,000	88,900
Sysmex Corp.	2,200	88,755
Chugai Pharmaceutical Company Ltd.	4,800	88,474
Otsuka Holdings Company Ltd.	2,900	85,820
Cie Generale d’Optique Essilor International S.A.	962	85,749
Alfresa Holdings Corp.	1,800	85,554
Santen Pharmaceutical Company Ltd.	2,000	85,397
Medipal Holdings Corp.	6,490	84,035
Astellas Pharma, Inc.	2,000	82,136
Straumann Holding AG*	481	81,845
Coloplast A — Class B	472	81,718
CSL Ltd.	2,195	81,598
UCB S.A.	1,875	80,902
Grifols S.A.*	3,778	80,624
Hisamitsu Pharmaceutical Company, Inc.	1,700	80,595
Ramsay Health Care Ltd.	3,976	80,513
Suzuken Company Ltd.	2,600	80,145
Merck KGaA	723	80,019
William Demant Holding A*	855	79,684
Eisai Company Ltd.	2,000	79,478
Dainippon Sumitomo Pharma Company Ltd.	7,490	79,342
Sanofi	1,020	79,219
Sonic Healthcare Ltd.	6,092	79,001
Smith & Nephew plc	7,758	78,616
Mitsubishi Tanabe Pharma Corp.	5,600	78,531
Daiichi Sankyo Company Ltd.	4,300	78,323
Miraca Holdings, Inc.	2,000	78,029

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Ono Pharmaceutical Company Ltd.	1,400	$77,956
Teva Pharmaceutical Industries Ltd.	1,756	77,638
GlaxoSmithKline plc	3,474	77,604
Shionogi & Company Ltd.	5,600	77,381
Getinge AB — Class B	2,709	77,144
Cochlear Ltd.	1,194	76,554
Synthes, Inc.[1]	441	76,504
Terumo Corp.	1,600	76,434
AstraZeneca plc	1,707	75,882
Fresenius Medical Care AG & Co. KGaA	1,068	75,697
Roche Holding AG	434	75,531
Fresenius SE & Company KGaA	736	75,480
Tsumura & Co.	2,600	75,089
Sonova Holding AG*	675	75,000
Takeda Pharmaceutical Company Ltd.	1,700	74,846
QIAGEN N.V.*	4,791	74,605
Novo Nordisk A — Class B	538	74,487
Novartis AG	1,344	74,384
Taisho Pharmaceutical Holdings Co. Ltd.	900	72,944
Celesio AG	4,017	72,705
Actelion Ltd.*	1,988	72,675
Bayer AG	1,027	72,243
Lonza Group AG*	1,397	72,210
Olympus Corp.*	4,400	71,960
Shire plc	2,194	70,858
Orion Oyj — Class B	3,512	69,420

Total Health Care		4,246,142

Utilities—4.8%
Veolia Environnement S.A.	6,338	105,119
International Power plc ADR	14,112	91,424
Cheung Kong Infrastructure Holdings Ltd.	14,000	85,182
Suez Environnement Co.	5,448	83,564
Terna Rete Elettrica Nazionale SpA	20,566	82,675
Centrica plc	16,329	82,618
RWE AG	1,725	82,379
Hong Kong & China Gas Company Ltd.	31,960	81,900
RWE AG	1,851	81,385
Electric Power Development Company Ltd.	3,000	81,314
E.ON AG	3,386	81,110
SSE plc	3,815	81,103
AGL Energy Ltd.	5,281	80,682
SP AusNet	72,196	80,388
Osaka Gas Company Ltd.	20,000	80,203
Tokyo Gas Company Ltd.	17,000	80,082
Shikoku Electric Power Company, Inc.	2,800	78,903
Severn Trent plc	3,166	78,144
Red Electrica Corp. S.A.	1,591	77,858
United Utilities Group plc	8,086	77,736
Verbund AG	2,550	77,580
CLP Holdings Ltd.	8,990	77,564
Tohoku Electric Power Company, Inc.*	6,790	77,422
Power Assets Holdings Ltd.	10,490	76,997
EDP—Energias de Portugal S.A.	26,363	76,689
Toho Gas Company Ltd.	13,000	76,628
Snam SpA	15,905	76,497
National Grid plc	7,553	76,116
Chugoku Electric Power Company, Inc.	4,090	75,931
GDF Suez	2,919	75,413

	SHARES	VALUE
Fortum Oyj*	3,103	$75,325
Hokkaido Electric Power Company, Inc.	5,100	74,846
Contact Energy Ltd.*	19,151	74,167
Kyushu Electric Power Company, Inc.	5,190	73,910
Chubu Electric Power Company, Inc.	4,090	73,807
Enel Green Power SpA	38,434	73,049
Enagas S.A.	3,794	73,021
Gas Natural SDG S.A.	4,545	72,623
Iberdrola S.A.	12,737	72,319
Kansai Electric Power Company, Inc.	4,600	71,231
EDP Renovaveis S.A.*	14,248	70,808
Hokuriku Electric Power Co.	3,900	70,472
EDF S.A.	3,088	70,471
Enel SpA	18,826	68,098
Acciona S.A.	963	67,253
Tokyo Electric Power Company, Inc.*	25,580	64,267
A2A SpA	75,952	60,934

Total Utilities		3,627,207

Energy—3.8%
Essar Energy plc*	38,693	96,122
SBM Offshore N.V.	4,317	88,241
Subsea 7 S.A.*	3,250	85,908
Petrofac Ltd.	3,059	85,093
Technip S.A.	706	83,176
Transocean Ltd.	1,508	82,274
Caltex Australia Ltd.	5,562	80,021
Idemitsu Kosan Company Ltd.	800	79,720
Saipem SpA	1,516	78,312
Tullow Oil plc	3,160	77,137
AMEC plc	4,342	76,887
ENI SpA	3,268	76,671
Santos Ltd.	5,132	75,695
Fugro N.V.	1,056	75,240
JX Holdings, Inc.	12,090	74,914
Aker Solutions ASA	4,419	74,779
Statoil ASA	2,743	74,480
Inpex Corp.	11	74,272
TonenGeneral Sekiyu KK	8,000	73,632
Royal Dutch Shell plc — Class A	2,099	73,313
BG Group plc	3,160	73,193
Neste Oil Oyj	5,929	73,030
Cie Generale de Geophysique—Veritas*	2,466	72,985
Royal Dutch Shell plc — Class B	2,072	72,900
BP plc	9,827	72,702
WorleyParsons Ltd.	2,439	72,327
Cosmo Oil Company Ltd.	26,000	72,231
Tenaris S.A.	3,773	71,963
Galp Energia SGPS S.A. — Class B	4,332	71,300
Origin Energy Ltd.	5,146	71,158
Seadrill Ltd.	1,893	70,950
OMV AG	1,990	70,735
Lundin Petroleum AB*	3,300	70,729
Showa Shell Sekiyu KK	11,090	70,727
Japan Petroleum Exploration Co.	1,500	69,845
Repsol YPF S.A.	2,783	69,821
Total S.A.	1,365	69,620
Woodside Petroleum Ltd.	1,907	68,758

Total Energy		2,870,861

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
MSCI EAFE EQUAL WEIGHT FUND

	SHARES	VALUE
Telecommunication Services—3.6%
Hellenic Telecommunications Organization S.A.	23,925	$101,796
Telecom Corporation of New Zealand Ltd.	42,824	85,027
Iliad S.A.	596	82,117
BT Group plc	22,521	81,560
StarHub Ltd.	32,960	81,278
Telecom Italia SpA—Savings Shares	81,562	80,175
Elisa Oyj	3,342	80,101
Mobistar S.A.	1,592	79,308
Telecom Italia SpA	66,228	78,749
Deutsche Telekom AG	6,530	78,621
Millicom International Cellular S.A.	693	78,561
Portugal Telecom SGPS S.A.	14,427	78,490
Vodafone Group plc	28,389	78,199
Belgacom S.A.	2,426	77,998
Koninklijke KPN N.V.	7,083	77,920
KDDI Corp.	12	77,691
Singapore Telecommunications Ltd.	30,970	77,604
Telenor ASA	4,183	77,581
Tele2 AB — Class B	3,800	77,540
Swisscom AG	191	77,208
Nippon Telegraph & Telephone Corp.	1,700	77,105
Softbank Corp.*	2,600	76,847
Partner Communications Company Ltd.	9,875	76,166
Telekom Austria AG	6,525	75,994
Telstra Corporation Ltd.	22,146	75,468
Bezeq The Israeli Telecommunication
Corporation Ltd.	45,836	75,254
Inmarsat plc	10,158	74,777
NTT DoCoMo, Inc.	45	74,683
TeliaSonera AB	10,531	73,444
Telefonica S.A.	4,465	73,161
France Telecom S.A.	4,895	72,503
PCCW Ltd.	199,790	71,523
TDC A/S	9,817	71,399
Cellcom Israel Ltd.	5,531	70,053
Vivendi S.A.	3,482	63,904

Total Telecommunication Services		2,709,805

Total Common Stocks (Cost $76,325,452)		71,131,875

EXCHANGE TRADED FUNDS†—7.3%
iShares MSCI EAFE Index Fund	68,230	3,745,827
iShares MSCI Japan Index Fund	68,023	692,474
Vanguard MSCI EAFE ETF	19,800	673,794
Guggenheim MSCI EAFE Equal Weight ETF	5,100	195,840
iShares MSCI Singapore Index Fund	6,800	87,652
iShares MSCI Hong Kong Index Fund	4,700	81,968

Total Exchange Traded Funds (Cost $5,424,681)		5,477,555

	SHARES	VALUE
SHORT TERM INVESTMENTS††—1.1%
State Street General Account
U.S. Government Fund	831,840	$831,840

Total Short Term Investments (Cost $831,840)		831,840

Total Investments—103.2% (Cost $82,581,973)		77,441,270

Other Assets & Liabilities, net—(3.2)%		(2,390,076)

Total Net Assets—100.0%		75,051,194

INVESTMENT CONCENTRATION

At March 31, 2012, the investment diversification of the Series was as follows:

Country	% of Net Assets	Value
Japan	32.7%	$24,577,085
United Kingdom	9.9%	7,461,670
United States	8.7%	6,533,193
France	7.0%	5,282,149
Australia	6.6%	4,926,520
Germany	5.2%	3,888,123
Switzerland	4.3%	3,246,987
Hong Kong	4.0%	3,030,104
Sweden	3.3%	2,480,821
Singapore	3.1%	2,350,594
Italy	2.8%	2,065,958
Netherlands	2.6%	1,950,444
Spain	2.5%	1,913,270
Finland	1.5%	1,117,652
Israel	1.4%	1,031,238
Belgium	1.3%	948,751
Denmark	1.2%	908,478
Ireland	0.9%	652,765
Norway	0.8%	599,590
Austria	0.8%	599,405
Portugal	0.6%	454,568
Greece	0.4%	323,591
New Zealand	0.4%	318,331
Luxembourg	0.4%	298,523
Macau	0.2%	170,374
Mauritius	0.1%	96,121
China	0.1%	77,170
Bermuda	0.1%	70,950
Mexico	0.1%	66,844

Total Investments	103.2%	$77,441,270

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $76,504 (cost $73,769), or 0.1% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

MSCI EAFE EQUAL WEIGHT FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $82,581,973)	$77,441,270
Foreign currency, at value (cost $57,892)	57,857
Prepaid expenses	34,782
Cash	1,562
Receivables:
Dividends	353,085
Investment advisor	51,081
Foreign taxes reclaim	32,081
Fund shares sold	8,188

Total assets	77,979,906

LIABILITIES:
Payable for:
Fund shares redeemed	1,752,007
Securities purchased	999,224
Management fees	45,064
Distribution and service fees	17,572
Transfer agent/maintenance fees	14,571
Fund accounting/administration fees	9,657
Directors’ fees*	1,224
Miscellaneous	89,393

Total liabilities	2,928,712

NET ASSETS	$75,051,194

NET ASSETS CONSIST OF:
Paid in capital	$106,955,333
Accumulated net investment loss	(91,428)
Accumulated net realized loss on investments	(26,669,197)
Net unrealized depreciation on investments	(5,143,514)

Net assets	$75,051,194

A-CLASS:
Net assets	$67,806,260
Capital shares outstanding	6,184,910
Net asset value per share	$10.96

Maximum offering price per share (Net asset value divided by 95.25%)	$11.51

B-CLASS:
Net assets	$3,515,499
Capital shares outstanding	367,274
Net asset value per share	$9.57

C-CLASS:
Net assets	$3,673,923
Capital shares outstanding	391,255
Net asset value per share	$9.39

INSTITUTIONAL CLASS:
Net assets	$55,512
Capital shares outstanding	5,089
Net asset value per share	$10.91

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $118,598)	$814,205
Interest	27

Total investment income	814,232

EXPENSES:
Management fees	252,830
Transfer agent/maintenance fees
A-Class	97,774
B-Class	10,617
C-Class	5,694
Institutional Class	313
Distribution and service fees:
A-Class	81,015
C-Class	17,601
Fund accounting/administration fees	54,178
Custodian fees	113,148
Pricing service expense	49,474
Registration fees	39,648
Directors’ fees*	4,268
Miscellaneous	64,085

Total expenses	790,645
Less:
Expenses waived by Advisor	(200,364)

Net expenses	590,281

Net investment income	223,951

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,061,280)
Foreign currency	(14,368)

Net realized loss	(3,075,648)

Net change in unrealized appreciation (depreciation) on:
Investments	11,813,335
Foreign currency	3,981

Net change in unrealized appreciation (depreciation)	11,817,316

Net realized and unrealized gain	8,741,668

Net increase in net assets resulting from operations	$8,965,619

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MSCI EAFE EQUAL WEIGHT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$223,951	$337,328
Net realized gain (loss) on investments	(3,075,648)	19,565,682
Net change in unrealized appreciation (depreciation) on investments and foreign currency	11,817,316	(24,794,408)

Net increase (decrease) in net assets resulting from operations	8,965,619	(4,891,398)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(30,502)	(428,482)
B-Class	(2,983)	(59,809)
Institutional Class[1]	(73)	—

Total distributions to shareholders	(33,558)	(488,291)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	5,798,004	11,944,041
B-Class	21,645	358,374
C-Class	160,153	541,059
Institutional Class[1]	4,916,006	1,599,376
Distributions reinvested
A-Class	30,252	424,001
B-Class	2,968	59,500
Institutional Class[1]	74	—
Cost of shares redeemed
A-Class	(11,692,274)	(20,083,005)
B-Class	(1,113,516)	(2,876,923)
C-Class	(333,226)	(1,159,828)
Institutional Class[1]	(5,103,783)	(1,258,878)

Net decrease from capital share transactions	(7,313,697)	(10,452,283)

Net increase (decrease) in Net Assets	1,618,364	(15,831,972)

NET ASSETS:
Beginning of period	73,432,830	89,264,802

End of period	$75,051,194	$73,432,830

Accumulated net investment loss at end of period	$(91,428)	$(281,821)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	561,979	1,048,009
B-Class	2,412	35,602
C-Class	18,259	53,801
Institutional Class[1]	480,852	150,654
Shares issued from reinvestment of distributions
A-Class	3,109	36,520
B-Class	350	5,885
Institutional Class[1]	8	—
Shares redeemed
A-Class	(1,142,888)	(1,754,360)
B-Class	(125,961)	(287,631)
C-Class	(38,187)	(116,514)
Institutional Class[1]	(505,197)	(121,228)

Net decrease in shares	(745,264)	(949,262)

[1]	Since commencement of operations: May 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

MSCI EAFE EQUAL WEIGHT FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2012[a]	2011	2010	2009	2008	2007[i]
Per Share Data
Net asset value, beginning of period	$9.70	$10.52	$9.97	$10.35	$20.69	$19.65

Income (loss) from investment operations:
Net investment income[b]	.03	.05	.02	.05	.05	.06
Net gain (loss) on investments (realized and unrealized)	1.23	(.81)	.53	(.35)	(3.63)	3.60

Total from investment operations	1.26	(.76)	.55	(.30)	(3.58)	3.66

Less distributions from:
Net investment income	(—)[c]	(.06)	—	(.02)	(.04)	—
Net realized gains	—	—	—	—	(6.72)	(2.62)
Return of capital	—	—	—	(.06)	—	—

Total distributions	(—)[c]	(.06)	—	(.08)	(6.76)	(2.62)

Net asset value, end of period	$10.96	$9.70	$10.52	$9.97	$10.35	$20.69

Total Return[d]	13.05%	(7.32% )	5.52%	(2.71% )	(25.16% )	20.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,806	$65,573	$78,201	$97,205	$88,782	$145,158

Ratios to average net assets:
Net investment income	0.64%	0.40%	0.24%	0.63%	0.33%	0.29%
Total expenses[e]	2.15%	1.85%	1.86%	1.89%	1.73%	1.69%
Net expenses[f]	1.61%	1.82%	1.86%	1.89%	1.73%	1.69%

Portfolio turnover rate	19%	206%	288%	368%	280%	162%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2012[a,h]	2011[h]	2010[h]	2009[h]	2008[h]	2007[h,i]
Per Share Data
Net asset value, beginning of period	$8.46	$9.19	$8.69	$9.05	$18.96	$18.17

Income (loss) from investment operations:
Net investment income[b]	.04	.05	.04	.07	.07	.09
Net gain (loss) on investments (realized and unrealized)	1.08	(.69)	.46	(.32)	(3.17)	3.32

Total from investment operations	1.12	(.64)	.50	(.25)	(3.10)	3.41

Less distributions from:
Net investment income	(.01)	(.09)	—	(.04)	(.09)	—
Net realized gains	—	—	—	—	(6.72)	(2.62)
Return of capital	—	—	—	(.07)	—	—

Total distributions	(.01)	(.09)	—	(.11)	(6.81)	(2.62)

Net asset value, end of period	$9.57	$8.46	$9.19	$8.69	$9.05	$18.96

Total Return[d]	13.21%	(7.13% )	5.75%	(2.45% )	(24.91% )	20.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,515	$4,148	$6,769	$11,155	$15,303	$29,659

Ratios to average net assets:
Net investment income	0.81%	0.53%	0.45%	0.90%	0.55%	0.50%
Total expenses[e]	2.18%	1.61%	1.61%	1.65%	1.48%	1.44%
Net expenses[f]	1.36%	1.59%	1.61%	1.65%	1.48%	1.44%

Portfolio turnover rate	19%	206%	288%	368%	280%	162%

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MSCI EAFE EQUAL WEIGHT FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2012[a]	2011	2010	2009	2008	2007[i]
Per Share Data
Net asset value, beginning of period	$8.33	$9.06	$8.66	$9.04	$19.00	$18.37

Income (loss) from investment operations:
Net investment loss[b]	(.01)	(.04)	(.04)	(.01)	(.05)	(.09)
Net gain (loss) on investments (realized and unrealized)	1.07	(.69)	.44	(.31)	(3.18)	3.34

Total from investment operations	1.06	(.73)	.40	(.32)	(3.23)	3.25

Less distributions from:
Net realized gains	—	—	—	—	(6.73)	(2.62)
Return of capital	—	—	—	(.06)	—	—

Total distributions	—	—	—	(.06)	(6.73)	(2.62)

Net asset value, end of period	$9.39	$8.33	$9.06	$8.66	$9.04	$19.00

Total Return[d]	12.73%	(8.06%)	4.62%	(3.39%)	(25.69%)	19.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,674	$3,426	$4,295	$4,838	$7,866	$12,449

Ratios to average net assets:
Net investment loss	(0.12%)	(0.37%)	(0.50%)	(0.11%)	(0.44%)	(0.48%)
Total expenses[e]	2.93%	2.60%	2.62%	2.65%	2.49%	2.44%
Net expenses[f]	2.36%	2.58%	2.62%	2.65%	2.49%	2.44%

Portfolio turnover rate	19%	206%	288%	368%	280%	162%

	Period Ended	Year Ended
	March 31,	September 30,
Institutional Class	2012[a]	2011[g]
Per Share Data
Net asset value, beginning of period	$9.70	$12.37

Income (loss) from investment operations:
Net investment income[b]	.14	.13
Net gain (loss) on investments (realized and unrealized)	1.07	(2.80)

Total from investment operations	1.21	(2.67)

Less distributions from:
Net investment income	(—)[c]	—

Total distributions	(—)[c]	—

Net asset value, end of period	$10.91	$9.70

Total Return[d]	12.39%	(21.58%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56	$285

Ratios to average net assets:
Net investment income	2.90%	2.99%
Total expenses[e]	1.99%	2.27%
Net expenses[f]	1.34%	1.36%

Portfolio turnover rate	19%	206%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	Since commencement of operations: May 2, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]

Effective August 25, 2005, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

[i]	Security Global Investors, LLC (“SGI”) became the sub-advisor of the fund effective August 1, 2007. Effective January 14, 2011, SGI was merged with and into Guggenheim Investments.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	March 31, 2012

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
B-Class	July 7, 2003
C-Class	July 7, 2003
Institutional Class	November 7, 2008

Ten Largest Holdings (% of Total Net Assets)
Philip Morris International, Inc.	7.3%
Altria Group, Inc.	4.3%
CA, Inc.	3.2%
Herbalife Ltd.	2.9%
Lockheed Martin Corp.	2.8%
Trinity Industries, Inc.	2.8%
AT&T, Inc.	2.8%
Joy Global, Inc.	2.8%
Johnson & Johnson	2.8%
Vitropharma, Inc.	2.5%
Top Ten Total	34.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

ALPHA OPPORTUNITY FUND

	SHARES	VALUE
COMMON STOCKS†—99.3%

Industrials— 22.8%
Lockheed Martin Corp.[1,2]	3,753	$337,245
Trinity Industries, Inc.[1,2]	10,200	336,090
Joy Global, Inc.[1,2]	4,500	330,750
AO Smith Corp.[1,2]	4,200	188,789
US Airways Group, Inc.*	20,248	153,683
Towers Watson & Co. — Class A1,2	2,200	145,353
Watts Water Technologies, Inc. — Class A1,2	2,800	114,101
Ryder System, Inc.	1,711	90,340
General Electric Co.[1,2]	4,200	84,294
Northrop Grumman Corp.[1,2]	1,100	67,188
Huron Consulting Group, Inc.*	1,673	62,838
Valmont Industries, Inc.	526	61,758
Werner Enterprises, Inc.	2,482	61,703
WESCO International, Inc.*	906	59,171
Con-way, Inc.[1,2]	1,700	55,437
TrueBlue, Inc.*	2,820	50,422
HUB Group, Inc. — Class A*	1,284	46,263
Kirby Corp.*	658	43,290
Spirit Airlines, Inc.*	2,117	42,488
Carlisle Companies, Inc.	841	41,983
Jacobs Engineering Group, Inc.*	921	40,866
Quanta Services, Inc.*	1,617	33,795
Blount International, Inc.*	1,756	29,290
Swift Transportation Co. — Class A*	2,475	28,562
Lennox International, Inc.	639	25,752
MasTec, Inc.*	1,330	24,060
General Cable Corp.*	790	22,973
Wabash National Corp.*	2,219	22,967
Ritchie Bros Auctioneers, Inc.	936	22,239
United Continental Holdings, Inc.*	940	20,210
Delta Air Lines, Inc.*	1,842	18,254
Knoll, Inc.	1,053	17,522
Steelcase, Inc. — Class A	1,359	13,046
Kennametal, Inc.	244	10,865
Ameresco, Inc. — Class A*	790	10,705
Huntington Ingalls Industries, Inc.*,1,2	183	7,364
MYR Group, Inc.*	169	3,018

Total Industrials		2,724,674

Consumer Staples—19.6%
Philip Morris International, Inc.[1,2]	9,800	868,378
Altria Group, Inc.[1,2]	16,700	515,529
Herbalife Ltd.[1,2]	5,000	344,100
Wal-Mart Stores, Inc.[1,2]	2,200	134,640
BRF—Brasil Foods S.A. ADR	6,636	132,786
Tyson Foods, Inc. — Class A	4,606	88,205
Safeway, Inc.[1,2]	3,900	78,819
Smithfield Foods, Inc.*	2,895	63,777
Kroger Co.	1,883	45,625
Corn Products International, Inc.	526	30,324
Brown-Forman Corp. — Class B	140	11,675
Coca-Cola Enterprises, Inc.	395	11,297
Industrias Bachoco SAB de CV ADR	279	5,876
Unilever plc ADR	20	661

Total Consumer Staples		2,331,692

	SHARES	VALUE
Consumer Discretionary—17.0%
TJX Companies, Inc.[1,2]	7,200	$285,912
Limited Brands, Inc.[1,2]	5,100	244,800
Ross Stores, Inc.[1,2]	4,200	244,020
Family Dollar Stores, Inc.[1,2]	3,700	234,136
Walt Disney Co.[1,2]	4,024	176,171
The Gap, Inc.[1,2]	6,000	156,840
Fuel Systems Solutions, Inc.*	4,230	110,657
Jack in the Box, Inc.*,1,2	4,000	95,880
PVH Corp.[1,2]	800	71,464
BJ’s Restaurants, Inc.*	1,241	62,484
Children’s Place Retail Stores, Inc.*	1,184	61,177
Dunkin’ Brands Group, Inc.	1,880	56,607
Urban Outfitters, Inc.*	1,673	48,701
Sony Corporation ADR	2,150	44,656
Williams-Sonoma, Inc.	1,109	41,565
BorgWarner, Inc.*	395	33,314
RadioShack Corp.[1,2]	5,100	31,722
Leggett & Platt, Inc.	940	21,629
Perfumania Holdings, Inc.*	528	4,889
Skyline Corp.	546	4,177
Winnebago Industries, Inc.*	244	2,391

Total Consumer Discretionary		2,033,192

Health Care—14.9%
Johnson & Johnson[1,2]	5,000	329,800
Viropharma, Inc.*,1,2	9,900	297,693
WellCare Health Plans, Inc.*,1,2	2,300	165,324
Life Technologies Corp.*,1,2	2,800	136,696
Amgen, Inc.[1,2]	1,800	122,382
Biogen Idec, Inc.*	940	118,412
Forest Laboratories, Inc.*,1,2	3,400	117,946
Baxter International, Inc.[1,2]	1,800	107,604
Lincare Holdings, Inc.[1,2]	3,800	98,344
Owens & Minor, Inc.[1,2]	2,700	82,107
Charles River Laboratories International, Inc.*,1,2	2,000	72,180
Perrigo Co.	658	67,978
Kindred Healthcare, Inc.*,1,2	3,900	33,696
Health Net, Inc.*	263	10,446
HMS Holdings Corp.*	239	7,459
Akorn, Inc.*	518	6,061

Total Health Care		1,774,128

Information Technology—10.3%
CA, Inc.[1,2]	14,000	385,840
Avnet, Inc.*,1,2	3,100	112,809
Symantec Corp.*,1,2	5,900	110,330
Arrow Electronics, Inc.*,1,2	2,600	109,122
QLIK Technologies, Inc.*	2,339	74,847
Harmonic, Inc.*,1,2	11,000	60,171
Cavium, Inc.*	1,880	58,167
Amkor Technology, Inc.*,1,2	9,200	56,534
CommVault Systems, Inc.*	865	42,939
Constant Contact, Inc.*	1,167	34,765
Tech Data Corp.*	639	34,672
Semtech Corp.*	921	26,212
Bottomline Technologies, Inc.*	921	25,733
Renren, Inc. ADR*	3,558	19,640

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012

ALPHA OPPORTUNITY FUND

	SHARES	VALUE
Cymer, Inc.*	385	$19,250
Cypress Semiconductor Corp.*	921	14,395
F5 Networks, Inc.*	94	12,686
Mitek Systems, Inc.*	921	10,684
Aruba Networks, Inc.*	303	6,751
ServiceSource International, Inc.*	263	4,071
Entropic Communications, Inc.*	263	1,533
Open Text Corp.*	12	734

Total Information Technology		1,221,885

Financials—4.1%
Amtrust Financial Services, Inc.[1,2]	6,000	161,280
Endurance Specialty Holdings Ltd.[1,2]	3,000	121,980
Genworth Financial, Inc. — Class A*,1,2	6,350	52,832
Weyerhaeuser Co.	2,004	43,928
Reinsurance Group of America, Inc. — Class A	497	29,557
AMERISAFE, Inc.*	863	21,351
Leucadia National Corp.	790	20,619
Axis Capital Holdings Ltd.	470	15,590
Stifel Financial Corp.*	379	14,341
Cowen Group, Inc. — Class A*	1,654	4,482

Total Financials		485,960

Energy—4.0%
Anadarko Petroleum Corp.[1,2]	2,755	215,826
ConocoPhillips[1,2]	1,500	114,015
Dresser-Rand Group, Inc.*	1,492	69,213
Key Energy Services, Inc.*	1,410	21,785
Helmerich & Payne, Inc.	390	21,041
Hercules Offshore, Inc.*	1,410	6,669
Clean Energy Fuels Corp.*	263	5,597
Oasis Petroleum, Inc.*	132	4,070

Total Energy		458,216

Telecommunication Services—2.8%
AT&T, Inc.[1,2]	10,600	331,038

Materials—2.2%
Kraton Performance Polymers, Inc.*	2,350	62,439
Cemex SAB de CV ADR*	4,492	34,856
LyondellBasell Industries N.V. — Class A	790	34,484
Sociedad Quimica y Minera de Chile S.A. ADR	554	32,503
CRH plc ADR	1,442	29,575
Sealed Air Corp.	1,410	27,227
Stillwater Mining Co.*	1,617	20,439
Dow Chemical Co.	395	13,683
TPC Group, Inc.*	132	5,836

Total Materials		261,042

Utilities—1.6%
Exelon Corp.[1,2]	4,743	185,973

Total Utilities		185,973

Total Common Stocks (Cost $10,341,750)		11,807,800

	SHARES	VALUE
EXCHANGE TRADED FUNDS†—2.2%
Materials Select Sector SPDR Fund	3,234	$119,561
iShares FTSE China 25 Index Fund	1,470	53,846
PowerShares DB US Dollar Index Bullish Fund*	2,237	49,013
Teucrium Corn Fund*	940	36,904

Total Exchange Traded Funds (Cost $268,457)		259,324

SHORT TERM INVESTMENTS††—0.2%
State Street General Account
U.S. Government Fund	25,379	25,379

Total Short Term Investments (Cost $25,379)		25,379

	FACE
	AMOUNT
FEDERAL AGENCY DISCOUNT NOTES††—4.2%
Fannie Mae[3] 0.06% due 06/18/12	$500,000	499,947

Total Federal Agency Discount Notes (Cost $499,935)		499,947

REPURCHASE AGREEMENT††,4—9.8%
State Street issued 03/30/12 at 0.01%due 04/02/12	$1,173,153	1,173,153

Total Repurchase Agreement (Cost $1,173,153)		1,173,153

Total Long Investments—115.7% (Cost $12,308,674)		$13,765,603

	SHARES
COMMON STOCKS SOLD SHORT†—(63.7)%

Consumer Staples—(1.6)%
Bridgford Foods Corp.*	238	(2,078)
Arrow Energy Holdings Pty Ltd.†††,5,6	8,900	(22,965)
Mizuho Trust & Banking Company Ltd.†††,5,6	17,700	(24,682)
JM Smucker Co.	547	(44,504)
Hansen Natural Corp.†††,5,6	3,250	(96,233)

Total Consumer Staples		(190,462)

Telecommunication Services—(1.6)%
Clearwire Corp. — Class A*,†††,5,6	2,530	(28,665)
Global Crossing Ltd.†††,5,6	1,800	(28,746)
Leap Wireless International, Inc.*,†††,5,6	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,5,6	2,400	(69,096)

Total Telecommunication Services		(191,607)

Energy—(2.1)%
Chesapeake Energy Corp.	272	(6,302)
Comstock Resources, Inc.*	679	(10,749)
Aquila Resources Ltd.*,†††,5,6	2,750	(21,907)
Modec, Inc.†††,5,6	900	(23,195)
Sevan Marine ASA*,†††,5,6	5,900	(30,951)
Trican Well Service Ltd.†††,5,6	2,000	(34,043)
BPZ Resources, Inc.*,†††,5,6	5,700	(107,160)

Total Energy		(234,307)

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012

ALPHA OPPORTUNITY FUND

	SHARES	VALUE
Utilities—(2.1)%
Korea Electric Power Corp. ADR*,†††,5,6	18,310	$(247,734)

Materials—(3.5)%
Alcoa, Inc.	136	(1,363)
Silver Wheaton Corp.	543	(18,028)
China National Building Material Company Ltd. — Class H†††,5,6	14,700	(19,910)
Anhui Conch Cement Company Ltd. — Class H†††,5,6	4,500	(20,259)
Rio Tinto plc ADR	407	(22,625)
Shougang Fushan Resources Group Ltd.†††,5,6	66,000	(23,727)
Ivanhoe Mines Ltd.*,†††,5,6	4,440	(37,030)
Western Areas NL†††,5,6	6,200	(44,456)
Zoltek Companies, Inc.*,†††,5,6	2,700	(49,221)
Silver Wheaton Corp.†††,5,6	6,100	(64,046)
Agnico-Eagle Mines Ltd.†††,5,6,7	1,800	(119,001)

Total Materials		(419,666)

Information Technology—(7.8)%
Research In Motion Ltd.*	136	(2,001)
VeriSign, Inc.†††,5,6	1,200	(30,756)
Access Company Ltd.*,†††,5,6	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.†††,5,6	1,260	(33,037)
Electronic Arts, Inc.*,†††,5,6	900	(36,720)
Riverbed Technology, Inc.*,†††,5,6	3,280	(43,624)
Red Hat, Inc.*,†††,5,6	2,610	(46,589)
Google, Inc. — Class A*	78	(50,017)
Baidu, Inc. ADR*,†††,5,6	200	(53,726)
Intermec, Inc.*,†††,5,6	2,740	(54,307)
Rambus, Inc.*,†††,5,6	3,600	(55,224)
Western Union Co.	3,550	(62,480)
VMware, Inc. — Class A*,†††,5,6	2,400	(68,592)
Imperial Energy Corporation plc†††,5,6	3,900	(77,681)
Equinix, Inc.*,†††,5,6	1,000	(79,940)
SAVVIS, Inc.†††,5,6	5,700	(84,018)
Cree, Inc.*,†††,5,6	4,000	(109,840)

Total Information Technology		(921,307)

Industrials—(8.6)%
China Merchants Holdings International Company Ltd.†††,5,6	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,5,6	15,000	(15,536)
China National Materials Company Ltd.†††,5,6	34,400	(17,537)
Japan Steel Works Ltd.†††,5,6	1,500	(20,809)
Ausenco Ltd.†††,5,6	2,100	(22,659)
Toyo Tanso Company Ltd.†††,5,6	500	(27,007)
Sino Gold Mining Ltd.†††,5,6	8,600	(35,368)
Ryanair Holdings plc*,†††,5,6	9,600	(35,971)
Meyer Burger Technology AG†††,5,6	200	(49,879)
USG Corp.*,†††,5,6	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,5,6	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.†††,5,6	44,400	(461,804)

Total Industrials		(1,028,044)

	SHARES	VALUE
Financials—(9.7)%
C C Land Holdings Ltd.†††,5,6	50,000	$(13,945)
Franshion Properties China Ltd.†††,5,6	79,400	(22,104)
Aozora Bank Ltd.†††,5,6	16,300	(26,250)
Monex Group, Inc.†††,5,6	78	(27,384)
Mizuho Financial Group, Inc.†††,5,6	11,000	(45,461)
Aeon Mall Company Ltd.†††,5,6	1,700	(52,093)
PrivateBancorp, Inc.†††,5,6	2,390	(102,770)
Erste Group Bank AG†††,5,6	5,200	(319,536)
Wells Fargo & Co.†††,5,6	12,384	(539,690)

Total Financials		(1,149,233)

Health Care—(12.5)%
Sepracor, Inc.†††,5,6	1,400	(24,500)
Exelixis, Inc.*,†††,5,6	4,500	(28,845)
bwin Interactive Entertainment AG†††,5,6	1,600	(45,582)
Savient Pharmaceuticals, Inc.*,†††,5,6	2,420	(48,013)
Queensland Gas Company Ltd.†††,5,6	12,800	(49,787)
Riversdale Mining Ltd.†††,5,6	6,700	(50,985)
Zeltia S.A.*,†††,5,6	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,5,6	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,5,6	1,540	(56,703)
XenoPort, Inc.*,†††,5,6	1,376	(63,062)
Luminex Corp.*,†††,5,6	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,5,6	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,5,6	2,600	(71,942)
Align Technology, Inc.*,†††,5,6	6,100	(74,420)
Intercell AG*,†††,5,6	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,5,6	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,5,6	3,050	(78,324)
Sequenom, Inc.*,†††,5,6	3,810	(78,524)
Cepheid, Inc.*,†††,5,6	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,5,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,5,6	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,5,6	2,900	(85,289)
athenahealth, Inc.*,†††,5,6	2,500	(89,625)

Total Health Care		(1,486,701)

Consumer Discretionary—(14.2)%
Best Buy Company, Inc.	407	(9,638)
Tokyo Broadcasting System Holdings, Inc.†††,5,6	1,300	(21,836)
Genting Singapore plc*,†††,5,6	124,900	(41,123)
Bwin.Party Digital Entertainment plc†††,5,6	15,200	(57,210)
Focus Media Holding Ltd. ADR†††,5,6	2,130	(63,900)
Sky Deutschland AG*,†††,5,6	4,000	(65,668)
Marui Group Company Ltd.†††,5,6	29,100	(219,527)
Pool Corp.†††,5,6	11,639	(288,065)
Electrolux AB†††,5,6	30,100	(395,761)
Volkswagen AG†††,5,6	1,300	(539,374)

Total Consumer Discretionary		(1,702,102)

Total Common Stock Sold Short (Proceeds $7,391,555)		(7,571,163)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012

ALPHA OPPORTUNITY FUND

	SHARES	VALUE
EXCHANGE TRADED FUNDS SOLD SHORT†—(3.4)%
iShares Barclays 20+ Year Treasury Bond Fund	136	$(15,259)
iShares iBoxx Investment Grade Corporate Bond Fund	272	(31,470)
CurrencyShares Canadian Dollar Trust	407	(40,574)
United States Brent Oil Fund, LP*	485	(41,856)
iShares Barclays TIPS Bond Fund	408	(48,001)
SPDR S&P 500 ETF Trust	1,610	(226,560)

Total Exchange Traded Funds Sold Short (Proceeds $404,334)		(403,720)

Total Securities Sold Short—(67.1)% (Proceeds $7,795,889)		$(7,974,883)

Other Assets & Liabilities, net—51.4%		6,131,462

Total Net Assets—100.0%		$11,922,182

	CONTRACTS	UNREALIZED GAIN
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $630,900)	9	$5,083

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2012.
[2]

All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $8,710,992 (cost $7,220,066), or 73% of total net assets. The security was deemed liquid at the time of purchase.

[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreement — See Note 5.
[5]

All or a portion of this security was fair valued by the Valuation Committee at March 31, 2012. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (62%) of total net assets.

[6]	Illiquid security.
[7]	Security was acquired through a private placement.

ADR — American Depositary Receipt

plc — Public Limited Company

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value
(cost $11,135,521)	$12,592,450
Repurchase agreements, at value
(cost $1,173,153)	1,173,153

Total investments
(cost $12,308,674)	13,765,603
Restricted cash denominated in a foreign currency, at value
(cost $3,380,439)†	3,602,196
Cash	700,217
Restricted cash†	1,882,946
Segregated cash with broker	48,000
Prepaid expenses	23,559
Receivables:
Securities sold	489,120
Dividends	19,862
Investment advisor	7,254
Variation margin	1,710
Foreign taxes reclaim	216

Total assets	20,540,683

LIABILITIES:
Securities sold short, at value
(proceeds $7,795,889)	7,974,883
Payable for:
Securities purchased	561,562
Fund shares redeemed	15,244
Management fees	12,654
Distribution and service fees	3,731
Fund accounting/administration fees	2,117
Transfer agent/maintenance fees	999
Directors’ fees*	747
Miscellaneous	46,564

Total liabilities	8,618,501

NET ASSETS	$11,922,182

NET ASSETS CONSIST OF:
Paid in capital	$21,264,957
Accumulated net investment loss	(6,619)
Accumulated net realized loss on investments	(10,840,931)
Net unrealized appreciation on investments	1,504,775

Net assets	$11,922,182

A-CLASS:
Net assets	$7,816,399
Capital shares outstanding	601,562
Net asset value per share	$12.99

Maximum offering price per share
(Net asset value divided by 95.25%)	$13.64

B-CLASS:
Net assets	$830,064
Capital shares outstanding	69,455
Net asset value per share	$11.95

C-CLASS:
Net assets	$1,618,001
Capital shares outstanding	135,377
Net asset value per share	$11.95

INSTITUTIONAL CLASS:
Net assets	$1,657,718
Capital shares outstanding	92,523
Net asset value per share	$17.92

†	All or portion of this amount represents values related to Lehman Brothers International Europe prime brokerage services — See Note 9.

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $73)	$127,863
Interest	301

Total investment income	128,164

EXPENSES:
Management fees	72,334
Transfer agent/maintenance fees
A-Class	8,158
B-Class	1,042
C-Class	1,753
Institutional Class	1,519
Distribution and service fees:
A-Class	9,610
B-Class	4,008
C-Class	7,635
Fund accounting/administration fees	12,423
Registration fees	22,400
Custodian fees	13,763
Short sales dividend expense	3,398
Prime broker interest expense	2,428
Directors’ fees*	467
Miscellaneous	13,713

Total expenses	174,651
Less:
Expenses waived by Advisor	(39,868)

Net expenses	134,783

Net investment loss	(6,619)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,490,084
Futures contracts	404,609
Foreign currency	48
Securities sold short	(2,059,328)

Net realized gain	835,413

Net change in unrealized appreciation (depreciation) on:
Investments	2,225,570
Securities sold short	510
Futures contracts	95,137
Foreign currency	(7,056)

Net change in unrealized appreciation (depreciation)	2,314,161

Net realized and unrealized gain	3,149,574

Net increase in net assets resulting from operations	$3,142,955

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(6,619)	$(57,997)
Net realized gain on investments and foreign currency transactions	835,413	969,692
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,314,161	(439,824)

Net increase in net assets resulting from operations	3,142,955	471,871

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class*	36,993	180,654
B-Class	—	—
C-Class	—	—
Institutional Class	—	—
Cost of shares redeemed
A-Class	(1,028,073)	(1,908,640)
B-Class	(77,449)	(547,550)
C-Class	(80,819)	(242,522)
Institutional Class	(91,024)	(166,305)

Net decrease from capital share transactions	(1,240,372)	(2,684,363)

Net increase (decrease) in net assets	1,902,583	(2,212,492)

NET ASSETS:
Beginning of period	10,019,599	12,232,091

End of period	$11,922,182	$10,019,599

Accumulated net investment loss at end of period	$(6,619)	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class*	3,163	15,900
Shares redeemed
A-Class	(84,467)	(171,786)
B-Class	(6,963)	(52,155)
C-Class	(7,123)	(22,496)
Institutional Class	(5,486)	(10,264)

Net decrease in shares	(100,876)	(240,801)

*	Represents conversion of B-Class to A-Class shares.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008[j]	Year Ended September 30, 2007
Per Share Data

Net asset value, beginning of period	$9.82	$9.70	$8.56	$9.37	$13.94	$12.23

Income (loss) from investment operations:
Net investment income (loss)[b]	— [g]	(.04)	(.06)	(.04)	(.16)	(.01)
Net gain (loss) on investments (realized and unrealized)	3.17	.16	1.20	(.77)	(1.68)	2.99

Total from investment operations	3.17	.12	1.14	(.81)	(1.84)	2.98

Less distributions from:
Net realized gains	—	—	—	—	(2.57)	(1.27)
Return of capital	—	—	—	—	(.16)	—
Total distributions	—	—	—	—	(2.73)	(1.27)

Net asset value, end of period	$12.99	$9.82	$9.70	$8.56	$9.37	$13.94

Total Return[c]	32.28%	1.13%	13.43%	(8.64%)	(15.99%)	26.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,816	$6,708	$8,138	$9,752	$30,615	$25,072

Ratios to average net assets:
Net investment income (loss)	— [i]	(0.33%)	(0.71%)	(0.50%)	(1.44%)	(0.08%)
Total expenses[d]	2.90%	3.39%	3.51%	3.82%	3.41%	2.88%
Net expenses[e]	2.22%	2.15%	2.21%	2.00%	3.32%	2.82%
Operating expenses[f]	2.11%	2.11%	2.05%	1.95%	3.06%	2.62%

Portfolio turnover rate	338%	868%	954%	422%	1,248%	1,697%

B-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008[j]	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$9.07	$9.03	$8.04	$8.87	$13.42	$11.90

Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.12)	(.12)	(.09)	(.23)	(.09)
Net gain (loss) on investments (realized and unrealized)	2.92	.16	1.11	(.74)	(1.59)	2.88

Total from investment operations	2.88	.04	.99	(.83)	(1.82)	2.79

Less distributions from:
Net realized gains	—	—	—	—	(2.57)	(1.27)
Return of capital	—	—	—	—	(.16)	—

Total distributions	—	—	—	—	(2.73)	(1.27)

Net asset value, end of period	$11.95	$9.07	$9.03	$8.04	$8.87	$13.42

Total Return[c]	31.75%	0.44%	12.31%	(9.36%)	(16.66%)	25.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$830	$693	$1,161	$1,635	$5,391	$3,154

Ratios to average net assets:
Net investment loss	(0.73%)	(1.10%)	(1.47%)	(1.24%)	(2.18%)	(0.77%)
Total expenses[d]	3.69%	4.19%	4.27%	4.57%	4.16%	3.59%
Net expenses[e]	2.96%	2.90%	2.96%	2.75%	4.04%	3.53%
Operating expenses[f]	2.86%	2.86%	2.80%	2.69%	3.78%	3.33%

Portfolio turnover rate	338%	868%	954%	422%	1,248%	1,697%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2008[j]	Year Ended September 30, 2007
Per Share Data
Net asset value, beginning of period	$9.07	$9.03	$8.02	$8.87	$13.43	$11.90

Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.11)	(.12)	(.09)	(.23)	(.10)
Net gain (loss) on investments (realized and unrealized)	2.92	.15	1.13	(.76)	(1.60)	2.90

Total from investment operations	2.88	.04	1.01	(.85)	(1.83)	2.80

Less distributions from:
Net realized gains	—	—	—	—	(2.57)	(1.27)
Return of capital	—	—	—	—	(.16)	—

Total distributions	—	—	—	—	(2.73)	(1.27)

Net asset value, end of period	$11.95	$9.07	$9.03	$8.02	$8.87	$13.43

Total Return[c]	31.75%	0.44%	12.59%	(9.58%)	(16.63%)	25.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,618	$1,292	$1,490	$1,996	$4,935	$4,216

Ratios to average net assets:
Net investment loss	(0.75%)	(1.08%)	(1.46%)	(1.24%)	(2.21%)	(0.77%)
Total expenses[d]	3.67%	4.14%	4.28%	4.67%	4.16%	3.60%
Net expenses[e]	2.97%	2.90%	2.95%	2.75%	4.09%	3.54%
Operating expenses[f]	2.86%	2.86%	2.80%	2.69%	3.83%	3.34%

Portfolio turnover rate	338%	868%	954%	422%	1,248%	1,697%

Institutional Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009[h]
Per Share Data
Net asset value, beginning of period	$13.53	$13.33	$11.73	$10.00

Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.01)	(.06)	(.01)
Net gain on investments (realized and unrealized)	4.37	.21	1.66	1.74

Total from investment operations	4.39	.20	1.60	1.73

Net asset value, end of period	$17.92	$13.53	$13.33	$11.73

Total Return[c]	32.45%	1.50%	13.64%	17.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,658	$1,326	$1,444	$2,155

Ratios to average net assets:
Net investment income (loss)	0.26%	(0.08%)	(0.48%)	(0.07%)
Total expenses[d]	2.64%	3.12%	3.28%	3.94%
Net expenses[e]	1.97%	1.90%	1.96%	1.76%
Operating expenses[f]	1.86%	1.86%	1.80%	1.70%

Portfolio turnover rate	338%	868%	954%	422%

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Operating expenses exclude interest and dividend expense from securities sold short and prime broker interest expense.
[g]	Net investment income is less than $0.01 per share.
[h]	Since commencement of operations: November 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Less than 0.01%.
[j]

Security Global Investors, LLC (“SGI”) became the sub-advisor of 37.5% of the assets of the Alpha Opportunity Fund effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (“Mainstream”) sub-advises 37.5% of the assets and Security Investors, LLC (“SI”) manages 25% of the assets. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets. Effective January 14, 2011, SGI was merged with and into Guggenheim Investments.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies Organization

Security Equity Fund (the “Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”), as a non-diversified, open-ended investment company. The Trust is authorized to issue an unlimited number of shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate Fund (the “Fund,” or collectively the “Funds”). The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value (the “NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2012, the Trust consisted of nine separate funds.

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Rydex Distributors, LLC (“RDL”) acts as principal underwriter to the Funds. GI, RFS and RDL are affiliated entities.

Mainstream Investment Advisors, LLC serves as investment sub-advisor on behalf of Alpha Opportunity Fund. The sub-advisor furnishes investment advisory services, supervises and arranges for the purchase and sale of securities and provide for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Trust and GI. Prior to

January 14, 2011 Security Global Investors, LLC (“SGI”) acted as a subadvisor to a portion of the total assets of Alpha Opportunity Fund. Effective January 14, 2011, SGI was merged with and into GI.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

78  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Foreign Currency Transactions – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. Futures – Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. Options Written – Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Securities Sold Short – Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position.

Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

F. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

G. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various Funds within the Fund complex are generally allocated amongst such Funds on the basis of average net assets.

H. Distributions to Shareholders – Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

I. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2012, there were no earnings credits received.

J. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’

80  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates for the period ended March 31, 2012:

Management Fees (as a % of net assets)
Large Cap Core Fund	0.75%
All Cap Value Fund	0.70%
Mid Cap Value Fund	0.78%[1]
Mid Cap Value Institutional Fund	0.75%
Small Cap Growth Fund	0.85%
Small Cap Value Fund	1.00%
Large Cap Concentrated Growth Fund	0.75%
MSCI EAFE Equal Weight Fund	0.70%
Alpha Opportunity Fund	1.25%

[1]

Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Fund in excess of $200 million.

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Fund Accounting/ Administrative Fees (as a % of net assets)
Large Cap Core Fund	0.095%
All Cap Value Fund	0.095%
Mid Cap Value Fund	0.095%
Mid Cap Value Institutional Fund	0.095%
Small Cap Growth Fund	0.095%
Small Cap Value Fund	0.095%
Large Cap Concentrated Growth Fund	0.095%
MSCI EAFE Equal Weight Fund	greater of 0.15% or $60,000
Alpha Opportunity Fund	0.15%
Minimum charge per Fund	$25,000[1]
Certain out-of-pocket charges	Varies

[1]	GI has agreed not to charge the $25,000 minimum fee on the All Cap Value Fund.

RFS is paid the following for providing transfer agent services to the Funds. Effective February 1, 2012, transfer agent fees are assessed to the applicable Class of each Fund in which they were incurred. Prior to February 1, 2012, transfer agent fees were aggregated by the Fund and allocated based on daily net assets of each Class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000[1]
Certain out-of-pocket charges	Varies

[1]	GI has agreed not to charge the $25,000 minimum fee on the All Cap Value Fund.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). The limits are listed below:

	Limit	Effective Date	Contract End Date
All Cap Value Fund – A-Class	1.27%	02/01/10	02/01/13
All Cap Value Fund – C-Class	2.02%	02/01/10	02/01/13
All Cap Value Institutional Fund	1.02%	02/01/10	02/01/13
Mid Cap Value Institutional Fund	0.90%	04/13/09	03/31/12

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Limit	Effective Date	Contract End Date
Small Cap Value Fund – A-Class	1.30%	08/24/09	02/01/13
Small Cap Value Fund – C-Class	2.05%	08/24/09	02/01/13
Small Cap Value Fund – Institutional Class	1.05%	08/24/09	02/01/13
Large Cap Concentrated Growth Fund – A-Class	1.35%	01/11/07	02/01/13
Large Cap Concentrated Growth Fund – B-Class	2.10%	01/11/07	02/01/13
Large Cap Concentrated Growth Fund – C-Class	2.10%	01/11/07	02/01/13
Large Cap Concentrated Growth Fund – Institutional Class	1.10%	02/01/11	02/01/13
MSCI EAFE Equal Weight Fund – A-Class	1.61%	04/29/11	02/01/13
MSCI EAFE Equal Weight Fund – B-Class	2.36%	04/29/11	02/01/13
MSCI EAFE Equal Weight Fund – C-Class	2.36%	04/29/11	02/01/13
MSCI EAFE Equal Weight Fund – Institutional Class	1.36%	04/29/11	02/01/13
Alpha Opportunity Fund – A-Class	2.11%	02/01/10	02/01/13
Alpha Opportunity Fund – B-Class	2.86%	02/01/10	02/01/13
Alpha Opportunity Fund – C-Class	2.86%	02/01/10	02/01/13
Alpha Opportunity Fund – Institutional Class	1.86%	02/01/10	02/01/13

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2012, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Fees Waived	Expires In
All Cap Value Fund	$28,390	2015
	49,063	2014
	59,326	2013
	32,870	2012

	$169,649
Mid Cap Value Institutional Fund	$195,806	2015
	443,419	2014
	209,976	2013
	62,277	2012

	$911,478
Small Cap Value Fund	$94,111	2015
	118,145	2014
	90,347	2013
	49,716	2012

	$352,319
Large Cap Concentrated Growth Fund	$93,359	2015
	140,783	2014
	150,104	2013
	75,872	2012

	$460,118
MSCI EAFE Equal Weight Fund	$200,364	2015
	26,732	2014

	$227,096
Alpha Opportunity Fund	$39,868	2015
	157,924	2014
	176,815	2013
	69,053	2012

	$443,660

For the period ended March 31, 2012, no amounts were recouped by GI.

The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares. Effective August 25, 2005, the MSCI EAFE Equal Weight Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

82  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2012, RDL retained sales charges of $97,211 relating to sales of A-Class shares of the Fund.

Certain officers and directors of the Trust are also officers of GI, RFS and RDL.

At March 31, 2012, GI and its subsidiaries owned over five percent of the outstanding shares of the Fund, as follows:

Percent of outstanding shares owned
Large Cap Core Fund	15%
All Cap Value Fund	32%
Small Cap Growth Fund	25%
Large Cap Concentrated Growth Fund	19%
MSCI EAFE Equal Weight Fund	14%
Alpha Opportunity Fund	16%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At Mach 31, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Large Cap Core Fund	$160,833,465	$32,226,078	$(4,606,198)	$27,619,880
All Cap Value Fund	2,971,658	622,491	(128,589)	493,902
Mid Cap Value Fund	1,152,731,185	284,804,232	(95,545,875)	189,258,357
Mid Cap Value Institutional Fund	480,042,844	100,584,032	(33,988,948)	66,595,084
Small Cap Growth Fund	12,602,481	4,229,944	(642,587)	3,587,357
Small Cap Value Fund	34,078,053	5,705,489	(1,260,059)	4,445,430
Large Cap Concentrated Growth Fund	29,545,965	4,130,533	(315,323)	3,815,210
MSCI EAFE Equal Weight Fund	82,597,757	4,141,937	(9,298,424)	(5,156,487)
Alpha Opportunity Fund	12,338,843	2,261,997	(835,237)	1,426,760

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Large Cap Core Fund	$188,453,344	$—	$—	$—	$188,453,344
All Cap Value Fund	3,465,560	—	—	—	3,465,560
Mid Cap Value Fund	1,307,935,683	—	34,053,859	—	1,341,989,542
Mid Cap Value Institutional Fund	525,029,573	—	21,608,356	—	546,637,929
Small Cap Growth Fund	16,189,838	—	—	—	16,189,838
Small Cap Value Fund	38,414,040	—	109,444	—	38,523,484
Large Cap Concentrated Growth Fund	33,361,174	—	—	—	33,361,174
MSCI EAFE Equal Weight Fund	76,608,558	—	832,712	—	77,441,270
Alpha Opportunity Fund	12,067,124	5,083	1,698,479	—	13,770,686

Liabilities
Alpha Opportunity Fund	$633,506	$—	$—	$7,341,377	$7,974,883

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2012, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2012:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Securities Sold Short	Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377	$7,341,377
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	—	—
Purchases, sales, issuances, and settlements	—	—
Transfers in and/or out of Level 3	—	—

Ending Balance	$7,341,377	$7,341,377

84  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Repurchase Agreements

At March 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Alpha Opportunity Fund	State Street 0.01% Due 04/02/12	$1,173,153	$1,173,154	Federal Home Loan Bank 0.17% - 0.28% 02/13/13 - 08/02/13	$1,205,000	$1,205,270
Mid Cap Value Fund	UMB Financial Corp. 0.03% Due 04/02/12	18,872,000	18,872,047	Fannie Mae 2.50% 03/01/27	18,885,988	19,250,173
Mid Cap Value Institutional Fund	UMB Financial Corp. 0.03% Due 04/02/12	16,164,000	16,164,040	Fannie Mae 2.50% 03/01/27	9,544,050	9,728,091
				Ginnie Mae 2.00% 02/20/38	6,743,734	6,759,189

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended March 31, 2012, certain Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including options and futures.

The following Funds entered into futures contracts and options written for the following purposes:

	Futures		Options
Fund	Index Exposure	Hedging	Equity Markets Exposure	Liquidity
Large Cap Core Fund			x	x
All Cap Value Fund			x	x
Mid Cap Value Fund			x	x
Mid Cap Value Institutional Fund			x	x
Small Cap Value Fund			x	x
Alpha Opportunity Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximate percentage of Fund’s net assets on a daily basis
Fund	Long
Alpha Opportunity Fund	5%

The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of March 31, 2012:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives
Futures – equity contracts	Variation margin	Variation margin

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2012:

Asset Derivative Investments Value

	Futures Equity Contracts*	Total Value at March 31, 2012
Alpha Opportunity Fund	$5,083	$5,083

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures – equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Options Written – equity contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation(depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2012:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations

	Futures Equity Contracts	Options Written Equity Contracts	Total
Large Cap Core Fund	$—	$21,832	$21,832
All Cap Value Fund	—	2,504	2,504
Mid Cap Value Fund	—	2,464,577	2,464,577
Mid Cap Value Institutional Fund	—	998,246	998,246
Small Cap Value Fund	—	16,363	16,363
Alpha Opportunity Fund	404,609	—	404,609

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations

	Futures Equity Contracts	Options Written Equity Contracts	Total
Large Cap Core Fund	$—	$(4,934)	$(4,934)
All Cap Value Fund	—	(116)	(116)
Mid Cap Value Fund	—	865,561	865,561
Mid Cap Value Institutional Fund	—	343,903	343,903
Small Cap Value Fund	—	1,033	1,033
Alpha Opportunity Fund	95,137	—	95,137

7. Other Liabilities

Large Cap Core Fund, Mid Cap Value Fund and Mid Cap Value Institutional Fund each wrote put option contracts through Lehman Brothers Inc., (“Lehman”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by Lehman, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of March 31, 2012.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equaI to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Funds as of March 31, 2012 was $18,615 for Large Cap Core Fund, $473,594 for Mid Cap Value Fund and $15,940 for Mid Cap Value Institutional Fund.

86  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8. Securities Transactions

During the period ended March 31, 2012, purchases and sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
Large Cap Core Fund	$98,622,303	$109,865,446
All Cap Value Fund	531,125	567,879
Mid Cap Value Fund	88,797,829	239,062,328
Mid Cap Value Institutional Fund	33,819,465	79,833,138
Small Cap Growth Fund	5,727,169	6,203,609
Small Cap Value Fund	27,791,878	7,311,225
Large Cap Concentrated Growth Fund	30,681,187	32,538,880
MSCI EAFE Equal Weight Fund	13,411,074	17,325,881
Alpha Opportunity Fund	15,295,636	17,220,577

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Partners, LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions for the period ended March 31, 2012 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/11	Additions	Reductions	Value 03/31/12	Shares 03/31/12	Investment Income
Mid Cap Value Fund	Common Stock:
	IXYS Corp.	$25,422,534	$351,770	$(43,440)	$31,162,956	2,360,830	$—
	Maxwell Technologies, Inc.	29,779,169	295,400	(58,625)	29,970,265	1,635,039	—

	Total	$55,201,703	$647,170	$(102,065)	$61,133,221	3,995,869	$—

Mid Cap Value Institutional Fund	Common Stock:
	HydroGen Corp.	$18,985	$—	$—	$12,530	1,265,700	$—

	Total	$18,985	$—	$—	$12,530	1,265,700	$—

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  87

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

10. Options Written

Transactions in options written during the period ended March 31, 2012 were as follows:

Written Call Options

	All Cap Value Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2011	—	$—	2,211	$569,087	931	$239,517	31	$5,287
Options written	14	2,797	5,014	981,372	1,974	386,066	156	8,693
Options terminated in closing purchase transactions	—	—	—	—	—	—	—	—
Options expired	(2)	(208)	(4,119)	(873,594)	(1,688)	(360,543)	(48)	(7,978)
Options exercised	(12)	(2,589)	(3,106)	(676,865)	(1,217)	(265,040)	(139)	(6,002)

Balance at March 31, 2012	—	$—	—	$—	—	$—	—	$—

Written Put Options

	Large Cap Core Fund		All Cap Value Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2011	119	$21,832	4	$1,472	13,177	$2,577,115	5,411	$1,068,730	74	$12,616
Options written	—	—	18	1,856	4,136	431,872	1,358	151,314	31	3,445
Options terminated in closing purchase transactions	—	—	—	—	(3,419)	(406,921)	(1,471)	(175,747)	(32)	(3,805)
Options expired	(119)	(21,832)	(22)	(3,328)	(7,877)	(1,508,389)	(2,933)	(604,905)	(50)	(7,587)
Options exercised	—	—	—	—	(6,017)	(1,093,677)	(2,365)	(439,392)	(23)	(4,669)

Balance at March 31, 2012	—	$—	—	$—	—	$—	—	$—	—	$—

88  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

11. Alpha Opportunity Fund

The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. The Fund has delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund is working to resolve these issues with LBIE and the Administrator. As of March 31, 2012, included in the Statement of Assets and Liabilities are the value of restricted long positions of $8,710,992, cash collateral of $1,174,430, restricted cash representing the value of short sale proceeds of $5,485,142 and liabilities for short sales of $7,341,377 representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $(7,757,069) as of March 31, 2012 resulting in a decrease in net assets of $415,692 or (3.5%). Until such time as the liability for short sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value (either positively or negatively). As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

Effective as of August 1, 2011, GI has agreed to purchase shares of the Fund from time to time to provide the Fund with liquidity if needed to meet redemptions. The intent of the agreement is to provide liquidity to the Fund in the event that shareholders seek to redeem shares of the Fund at a time that there are not sufficient unrestricted assets.

12. New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  89

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 5, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Security Equity Fund and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Large Cap Core Fund	4,217,413	103,627	117,087
All Cap Value Fund	145,600	264	5,081
Mid Cap Value Fund	18,781,507	306,876	409,290
Mid Cap Value Institutional Fund	24,790,159	89,032	87,998
Small Cap Growth Fund	652,225	8,612	6,644
Small Cap Value Fund	422,948	2,357	6,052
Large Cap Concentrated Growth Fund	2,265,642	38,578	44,575
MSCI EAFE Equal Weight Fund	4,280,139	50,544	42,439
Alpha Opportunity Fund	636,367	3,178	3,937

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Directors. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Donald A. Chubb, Jr.		Harry W. Craig, Jr.
For	84,763,050	For	85,360,223	For	85,331,041
Withhold	1,612,096	Withhold	1,014,923	Withhold	1,044,105
Total	86,375,146	Total	86,375,146	Total	86,375,146

Jerry B. Farley		Richard M. Goldman		Penny A. Lumpkin
For	85,350,186	For	85,294,431	For	85,302,044
Withhold	1,024,960	Withhold	1,080,715	Withhold	1,073,102
Total	86,375,146	Total	86,375,146	Total	86,375,146

Maynard F. Oliverius
For	85,321,645
Withhold	1,053,501
Total	86,375,146

Quarterly Portfolio Schedules Information

Each of the GI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the GI Funds are available on their website, www.rydex-sgi.com or by calling 1.800.820.0888.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.820.0888.

90  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Directors of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  91

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS***

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected	Principal Occupations During Past Five Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker - Griffith & Blair Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary and Director - The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	President - Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Partner - Vivian’s Gift Shop (Corporate Retail) Vice President - Palmer Companies, Inc. (Small Business and Shopping Center Development) Vice President - PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer - Stormont-Vail HealthCare

Donald C. Cacciapaglia* (07-01-51) 2012 (President)

Security Investors, LLC: President and CEO from April 2012 to present Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present

Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.
**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.
***	Each Director oversees 32 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

92  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Mark P. Bronzo (11-01-60) Vice President—2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer—2012

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Nikolaos Bonos (05-30-63) Treasurer—2010

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Joseph M. Arruda (09-05-66) Assistant Treasurer—2010

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

Amy J. Lee (06-05-61) Vice President—2007 Secretary—1987

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  93

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS* (concluded)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Mark A. Mitchell (08-24-64) Vice President—2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor (07-15-60) Vice President—2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60) Vice President—2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57) Vice President—1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint (10-10-66) Vice President—2005	Current: Portfolio Manager, Security Investors, LLC Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

94  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  95

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

96  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

One Security Benefit Place

Topeka, Kansas 66636-0001

www.rydex-sgi.com

Rydex Distributors, LLC

SBE-SEMI

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)    The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Security Equity Fund

By (Signature and Title)*         /s/ Donald C. Cacciapaglia

                                                                 Donald C. Cacciapaglia, President

Date        June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Donald C. Cacciapaglia

                                                             Donald C. Cacciapaglia, President

Date        June 7, 2012

By (Signature and Title)*        /s/ Nikolaos Bonos

                                                                 Nikolaos Bonos, Treasurer

Date         June 7, 2012

* Print the name and title of each signing officer under his or her signature.